UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-06625

THE PAYDEN & RYGEL INVESTMENT GROUP

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (213) 625-1900

Date of fiscal YEAR end: October 31

Date of reporting period: January 31, 2012

Payden Cash Reserves Money Market Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (Cost-$171,275) (25%)
12,000,000	Ally Financial Inc., 0.55%, 12/19/12	$12,012
25,338,000	Bank of America Corp., 2.10%, 4/30/12	25,460
3,000,000	Bank of America Corp., 2.375%, 6/22/12	3,025
773,000	Bank of America Corp., 3.125%, 6/15/12	782
21,700,000	Bank of New York Mellon Corp., 0.73%, 6/29/12	21,730
18,925,000	Bank of the West, 2.15%, 3/27/12	18,984
7,000,000	Citigroup Funding, 2.00%, 3/30/12	7,021
3,696,000	Citigroup Inc., 2.125%, 4/30/12	3,715
12,865,000	General Electric Capital Corp., 2.25%, 3/12/12	12,896
4,000,000	Goldman Sachs Group Inc., 0.74%, 3/15/12	4,003
8,000,000	John Deere Capital Corp., 2.875%, 6/19/12	8,083
10,000,000	Key Bank NA, 3.20%, 6/15/12	10,112
13,085,000	Morgan Stanley, 0.91%, 6/20/12	13,118
1,000,000	Morgan Stanley, 2.25%, 3/13/12	1,002
13,139,000	PNC Funding Corp., 2.30%, 6/22/12	13,249
14,100,000	State Street Corp., 2.15%, 4/30/12	14,171
1,907,000	U.S. Bancorp, 2.25%, 3/13/12	1,912

		171,275

NCUA Guaranteed (Cost-$931) (0%)
920,000	U.S. Central Federal Credit Union, 1.90%, 10/19/12	931
U.S. Government Agency (Cost-$149,188) (22%)
15,000,000	FFCB, 0.31%, 9/7/12	15,004
25,000,000	FFCB, 0.32%, 4/26/13	25,055
5,000,000	FHLB, 0.12%, 2/27/12	5,000
10,000,000	FHLB, 0.25%, 12/24/12	10,004
5,000,000	FHLB, 0.33%, 9/18/12	5,000
1,000,000	FHLB, 0.35%, 8/10/12	1,000
12,000,000	FHLMC, 0.20%, 11/2/12	11,995
10,000,000	FHLMC, 1.10%, 12/27/12	10,085
12,500,000	FHLMC, 1.75%, 6/15/12	12,569
10,000,000	FHLMC, 2.125%, 3/23/12	10,025
3,000,000	FNMA, 0.26%, 7/26/12	2,999
35,000,000	FNMA, 0.30%, 12/28/12	35,024
5,417,000	FNMA, 5.00%, 2/16/12	5,428

		149,188

U.S. Treasury (Cost-$72,117) (11%)
27,000,000	U.S. Treasury Bill, 0.01%, 2/23/12 (a)	27,000
10,000,000	U.S. Treasury Note, 0.625%, 7/2/12	10,016
15,000,000	U.S. Treasury Note, 0.75%, 5/31/12	15,027
10,000,000	U.S. Treasury Note, 1.375%, 3/15/12	10,013
10,000,000	U.S. Treasury Note, 1.875%, 6/15/12	10,061

		72,117

Investment Company (Cost-$7,433) (1%)
7,433,513	Dreyfus Treasury Cash Management Fund	7,433
Repurchase Agreement (Cost-$275,000) (41%)
100,000,000	Barclays Tri Party, 0.11%, 2/6/12 (b)	100,000

Principal or Shares	Security Description	Value (000)
125,000,000	Deutsche Bank Tri Party, 0.11%, 2/2/12 (c)	125,000
50,000,000	RBC Capital Tri Party, 0.20%, 2/1/12 (d)	50,000

		275,000

Total (Cost-$675,944) (100%)		675,944
Other Assets, net of Liabilities (0%)		1,360

Net Assets (100%)		$677,304

(a)	Yield to maturity at time of purchase.

(b)	The repurchase agreement dated 1/30/2012 is collateralized by the following securities:

Barclays Tri Party

35,103,000	FNMA, 0.625%, Dec 13	$35,362
1,597,000	FNMA, 1.13%, Dec 14	1,599
27,009,000	FNMA, 1.375%, Nov 16	27,446
35,815,000	FNMA, 1.75%, Sep 15	37,245

		$101,652

(c)	The repurchase agreement dated 1/26/2012 is collateralized by the following securities:

Deutsche Bank Tri Party

291,498,049	FNMA, maturity from Oct 13-Feb 48, yielding from 3.50%-7.00%	$88,389
123,608,977	GNMA, maturity from May 24-Jul 41, yielding from 1.625%-7.00%	41,115

		$129,504

(d)	The repurchase agreement dated 1/31/2012 is collateralized by the following security:

RBC Capital Tri Party

46,972,183	GNMA, 4.50%, Oct 41	$50,825

Payden Limited Maturity Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Asset Backed (10%)
1,083,748	AEP Texas Central Transition Funding LLC., 5.96%, 7/15/15	$1,144
673,396	AmeriCredit Automobile Receivables Trust, 0.77%, 12/9/13	674
1,300,000	Bank of America Auto Trust 144A, 3.52%, 6/15/16 (b)	1,322
175,249	Capital Auto Receivables Asset Trust, 5.30%, 5/15/14	177
1,280,322	Capital Auto Receivables Asset Trust, 5.42%, 12/15/14	1,300
119,422	Cars Alliance Funding PLC, 1.43%, 10/8/23 EUR (c)	156
2,000,000	Chase Issuance Trust, 0.38%, 5/15/15	2,001
2,279,771	CNH Equipment Trust, 0.62%, 6/16/14	2,280
1,060,696	Consumer Funding LLC, 5.43%, 4/20/15	1,102
2,000,000	GE Capital Credit Card Master Note Trust, 1.03%, 1/15/18	2,006
775,766	Globaldrive BV 144A, 1.55%, 4/20/19 EUR (b) (c)	1,015
1,365,831	Great America Leasing Receivables 144A, 1.05%, 3/15/13 (b)	1,367
2,500,000	Honda Auto Receivables Owner Trust, 0.67%, 4/21/14	2,503
1,520,000	Hyundai Capital Auto Funding Ltd. 144A, 1.28%, 9/20/16 (b)	1,475
1,950,000	MMAF Equipment Finance LLC 144A, 0.90%, 4/15/14 (b)	1,950
1,075,000	MMCA Automobile Trust 144A, 0.60%, 2/4/13 (b)	1,076
710,000	Penarth Master Issuer PLC 144A, 0.93%, 5/18/15 (b)	710
528,684	Volkswagen Auto Lease Trust, 0.77%, 1/22/13	529
2,000,000	Volkswagen Auto Loan Enhanced Trust, 2.14%, 8/22/16	2,036

		24,823

Commercial Paper (1%)
2,000,000	RBTSYS CP, 0.80%, 9/6/12 (e)	1,990
Corporate (48%)
3,000,000	Ally Financial Inc., 2.20%, 12/19/12	3,055
1,000,000	American Express Credit Corp., 1.98%, 6/19/13 (f)	1,005
500,000	American Honda Finance Corp. 144A, 0.74%, 3/27/12 (b)	500
1,120,000	American Honda Finance Corp. 144A, 1.03%, 8/5/13 (b)	1,121
330,000	American Honda Finance Corp. 144A, 2.37%, 3/18/13 (b)	336
1,000,000	Anheuser-Busch InBev Worldwide Inc., 1.30%, 3/26/13	1,006
1,500,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15 BRL (c)	896
1,100,000	Aristotle Holding Inc. 144A, 2.75%, 11/21/14 (b)	1,124
1,500,000	AT&T Inc., 5.87%, 8/15/12	1,543
700,000	BAA Funding Ltd., 3.97%, 2/15/12 EUR (c) (d)	918
1,100,000	Banco Bradesco SA/Cayman Islands 144A, 2.56%, 5/16/14 (b)	1,074
1,000,000	Bank of New York Mellon Corp., 0.70%, 1/31/14 (f)	999
2,000,000	Bank of Nova Scotia/Houston, 0.75%, 7/27/12	2,001
1,050,000	Banque PSA Finance SA 144A, 2.48%, 4/4/14 (b)	954
400,000	Banque PSA Finance SA, 3.50%, 1/17/14 EUR (c)	521
920,000	Barclays Bank PLC, 1.61%, 1/13/14	900
2,400,000	Barrick Gold Corp., 1.75%, 5/30/14	2,444
1,000,000	BB&T Corp., 1.25%, 4/28/14	996
750,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	829
590,000	Broadcom Corp., 1.50%, 11/1/13	597
790,000	Capital One Financial Corp., 2.12%, 7/15/14	792
1,300,000	Caterpillar Inc., 1.37%, 5/27/14	1,323
1,200,000	Cia de Eletricidade do Estado da Bahia 144A, 11.75%, 4/27/16 BRL (b) (c)	718
1,500,000	Cisco Systems Inc., 0.79%, 3/14/14	1,503
810,000	Citigroup Inc., 1.30%, 2/15/13 (f)	802
1,000,000	Citigroup Inc., 2.45%, 8/13/13	1,000
1,500,000	Clorox Co., 5.00%, 3/1/13 (f)	1,565
800,000	Coca-Cola Enterprises Inc., 0.77%, 2/18/14	798
1,500,000	Columbus Southern Power Co., 0.95%, 3/16/12	1,499
1,000,000	Commonwealth Bank of Australia 144A, 1.28%, 3/17/14 (b)	984
300,000	Compagnie de Saint-Gobain, 1.52%, 4/11/12 EUR (c)	393
2,200,000	Covidien International Finance SA, 1.87%, 6/15/13	2,232
1,420,000	Credit Suisse New York, 1.52%, 1/14/14	1,401
750,000	CRH America Inc., 6.95%, 3/15/12	755
1,410,000	Daimler Finance North America LLC 144A, 1.18%, 3/28/14 (b)	1,386
1,000,000	Danaher Corp., 0.81%, 6/21/13	1,004
720,000	DENTSPLY International Inc., 1.95%, 8/15/13	725

Principal or Shares	Security Description	Value (000)
1,000,000	Dominion Resources Inc., 1.80%, 3/15/14 (f)	1,023
1,076,000	Dow Chemical Co., 4.85%, 8/15/12	1,099
750,000	DTE Energy Co., 1.22%, 6/3/13	750
360,000	eBay Inc., 0.87%, 10/15/13 (f)	363
270,000	Ecolab Inc., 2.37%, 12/8/14	280
410,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (b)	417
700,000	General Electric Capital Corp., 1.21%, 4/7/14	694
1,700,000	General Electric Capital Corp., 1.87%, 9/16/13	1,722
2,500,000	General Electric Capital Corp., 2.12%, 12/21/12	2,545
1,280,000	General Electric Capital Corp., 2.15%, 1/9/15	1,309
1,500,000	General Mills Inc., 5.25%, 8/15/13	1,602
750,000	Georgia Power Co., 0.84%, 1/15/13	750
1,600,000	Georgia Power Co., 0.86%, 3/15/13	1,602
340,000	Gilead Sciences Inc., 2.40%, 12/1/14	352
1,000,000	Goldman Sachs Group Inc., 1.43%, 2/7/14	967
250,000	HCP Inc., 2.70%, 2/1/14 (f)	253
800,000	Hewlett-Packard Co., 2.10%, 9/19/14	799
670,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (b)	661
750,000	HSBC Finance Corp., 0.82%, 1/15/14	715
1,020,000	Husky Energy Inc., 6.25%, 6/15/12	1,040
1,030,000	ING Bank NV 144A, 1.59%, 3/15/13 (b)	1,017
380,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (b)	402
750,000	John Deere Capital Corp., 0.71%, 7/15/13	752
1,420,000	John Deere Capital Corp., 0.74%, 3/3/14	1,423
520,000	Johnson Controls Inc., 0.84%, 2/4/14	520
930,000	JPMorgan Chase & Co., 1.36%, 1/24/14	928
625,000	Kellogg Co., 4.25%, 3/6/13	648
1,288,000	Kellogg Co., 5.125%, 12/3/12	1,335
700,000	Kraft Foods Inc., 2.62%, 5/8/13	714
700,000	Kraft Foods Inc., 5.25%, 10/1/13	744
800,000	Kraft Foods Inc., 6.00%, 2/11/13	840
965,000	Kroger Co., 5.50%, 2/1/13 (f)	1,007
508,000	Kroger Co., 6.75%, 4/15/12	514
1,470,000	Lloyds TSB Bank PLC, 2.91%, 1/24/14	1,454
600,000	MassMutual Global Funding 144A, 0.68%, 12/6/13 (b)	599
1,010,000	MassMutual Global Funding 144A, 1.07%, 9/27/13 (b)	1,010
1,000,000	Merrill Lynch & Co. Inc., 5.45%, 2/5/13	1,029
1,000,000	MetLife Inc., 1.68%, 8/6/13	1,010
310,000	MetLife Inc., 2.37%, 2/6/14 (f)	319
1,000,000	Metropolitan Life Global Funding I 144A, 2.00%, 1/10/14 (b)	1,007
1,050,000	Morgan Stanley, 1.53%, 4/29/13	1,024
960,000	National Australia Bank Ltd. 144A, 1.06%, 1/8/13 (b)	962
520,000	National Rural Utilities Cooperative Finance Corp., 1.00%, 2/2/15	520
1,266,000	New York Life Global Funding 144A, 5.25%, 10/16/12 (b)	1,311
960,000	NextEra Energy Capital Holdings Inc., 0.84%, 11/9/12	958
1,000,000	Nordea Bank AB 144A, 1.46%, 1/14/14 (b)	985
770,000	Nordea Bank Finland PLC, 0.87%, 4/13/12	770
600,000	Novartis Capital Corp., 4.125%, 2/10/14	643
650,000	PepsiCo Inc., 0.87%, 10/25/13	654
1,500,000	Philip Morris International Inc., 4.87%, 5/16/13	1,579
870,000	Procter & Gamble Co., 0.70%, 8/15/14	876
1,000,000	Prudential Financial Inc., 3.625%, 9/17/12	1,017
300,000	Quest Diagnostic Inc., 1.42%, 3/24/14	302
340,000	Raytheon Co., 1.40%, 12/15/14	345
700,000	RCI Banque SA 144A, 2.45%, 4/11/14 (b)	642
500,000	RCI Banque SA, 2.20%, 4/7/15 EUR (c)	571
2,000,000	Royal Bank of Canada, 0.86%, 4/17/14 (f)	1,990
920,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	912
570,000	SABMiller Holdings Inc. 144A, 1.85%, 1/15/15 (b)	572
1,500,000	Safeway Inc., 5.80%, 8/15/12	1,537
1,150,000	Sanofi, 0.77%, 3/28/13	1,154
580,000	Sanofi, 1.62%, 3/28/14	593
1,240,000	SBAB Bank AB, 2.14%, 2/1/13 EUR (c)	1,625
410,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (b)	408
670,000	SunTrust Bank, 1.19%, 6/22/12 GBP (c)	1,052
400,000	Svenska Handelsbanken AB 144A, 1.54%, 9/14/12 (b)	402
1,390,000	Svenska Handelsbanken, 1.01%, 1/18/13	1,389

Principal or Shares	Security Description	Value (000)
1,700,000	Target Corp., 0.73%, 7/18/14	1,703
750,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	742
2,200,000	Teva Pharmaceutical Finance III BV, 1.06%, 3/21/14	2,200
270,000	Thermo Fisher Scientific Inc., 2.15%, 12/28/12	273
1,330,000	Toronto-Dominion Bank, 0.86%, 7/14/14	1,319
810,000	Toyota Motor Credit Corp., 1.375%, 8/12/13	816
1,030,000	Union Bank NA, 1.47%, 6/6/14	1,016
1,300,000	Verizon Communications Inc., 1.18%, 3/28/14	1,307
700,000	VF Corp., 1.24%, 8/23/13	700
500,000	Vodafone Group PLC, 1.96%, 9/5/13 EUR (c)	656
640,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (b)	644
1,000,000	Wachovia Corp., 4.87%, 2/15/14	1,050
1,200,000	Wachovia Corp., 5.50%, 5/1/13	1,267
250,000	Western Union Co., 1.11%, 3/7/13 (f)	250
1,500,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	1,511

		118,161

FDIC Guaranteed (5%)
2,800,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	2,787
565,348	FDIC Structured Sale Guaranteed Notes 144A, 0.82%, 2/25/48 (b)	565
2,614,545	FDIC Structured Sale Guaranteed Notes 144A, 0.99%, 12/4/20 (b)	2,613
3,200,000	PNC Funding Corp., 2.30%, 6/22/12	3,227
3,500,000	U.S. Central Federal Credit Union, 1.90% 10/19/12	3,544

		12,736

Foreign Government (2%)
2,600,000	Canadian Government, 1.50%, 6/1/12 CAD (c)	2,598
1,400,000	Province of Manitoba Canada, 5.00%, 2/15/12	1,402

		4,000

Foreign Government Guaranteed (2%)
2,000,000	ANZ National International Ltd. 144A, 3.25%, 4/2/12 (b)	2,008
1,500,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	1,510
1,500,000	Westpac Banking Corp. 144A, 0.73%, 12/14/12 (b)	1,502
500,000	Westpac Securities NZ Ltd. 144A, 2.50%, 5/25/12 (b)	503

		5,523

Mortgage Backed (8%)
1,380,000	Arkle Master Issuer PLC 144A, 1.61%, 5/17/60 (b)	1,378
342,699	Asset Backed Funding Certificates, 0.58%, 4/25/34	283
52,408	Bear Stearns Alt-A Trust, 2.58%, 3/25/34	49
802,412	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	816
677,293	FH 1B2612 ARM, 2.53%, 11/1/34	717
356,642	FH 847515 ARM, 2.62%, 2/1/34	379
170,336	FHR 3540 CD, 2.00%, 6/15/14	171
3,500,000	FN 468531 ARM, 0.62%, 7/1/16	3,506
99,917	FN 708229 ARM, 2.09%, 4/1/33	105
663,169	FN 745017 15YR, 4.50%, 7/1/20	712
2,500,344	FN 784365 ARM, 2.04%, 5/1/34	2,635
147,329	FN 878544 ARM, 2.61%, 3/1/36	156
645,843	FN 889821 ARM, 2.43%, 12/1/36	685
792,688	FN AD0079 ARM, 2.52%, 11/1/35	839
2,501,698	FN AL0502 30YR, 3.09%, 6/1/41	2,615
1,290,000	Fosse Master Issuer PLC 144A, 1.96%, 10/18/54 (b)	1,287
619,895	GNR 02-48 FT, 0.49%, 12/16/26	620
331,178	GNR 09-8 LA, 5.00%, 4/20/33	332
850,000	Granite Master Issuer PLC, 0.71%, 12/17/54	512
841,348	Harborview Mortgage Loan Trust, 2.76%, 1/19/35	626
877,468	Homebanc Mortgage Trust, 1.13%, 8/25/29	620
339,244	Long Beach Mortgage Loan Trust, 6.07%, 8/25/33	168
628,757	MASTR Asset Securitization Trust, 5.00%, 7/25/19	650
340,073	Sequoia Mortgage Trust, 1.08%, 10/20/27	310
336,645	Structured Adjustable Rate Mortgage Loan Trust, 2.57%, 9/25/34	262
422,744	Structured Asset Mortgage Investments Inc., 4.04%, 7/25/32	416

		20,849

Municipal (2%)
1,360,000	Louisiana State, 1.00%, 7/15/14	1,364
1,590,000	Minnesota School District Capital Equipment Borrowing Program, 2.00%, 9/9/12	1,608
1,300,000	South Carolina State Public Service Authority, 0.99%, 6/2/14	1,301
260,000	University of California, 1.98%, 5/15/50	264

		4,537

Principal or Shares	Security Description	Value (000)
NCUA Guaranteed (3%)
1,150,000	NCUA Guaranteed Notes, 0.31%, 6/12/13	1,149
730,799	NCUA Guaranteed Notes, 0.66%, 11/6/17	731
70,807	NCUA Guaranteed Notes, 0.69%, 2/6/20	71
1,062,578	NCUA Guaranteed Notes, 0.74%, 1/8/20	1,064
1,247,150	NCUA Guaranteed Notes, 0.74%, 10/7/20	1,249
672,379	NCUA Guaranteed Notes, 1.60%, 10/29/20	683
2,578,000	Western Corporate Federal Credit Union, 1.75%, 11/2/12	2,610

		7,557

U.S. Government Agency (6%)
4,000,000	FHLMC, 0.50%, 10/18/13	4,000
2,000,000	FHLB Disc Note, 0.10%, 9/24/12 (e)	1,999
2,000,000	FHLB Disc Note, 0.18%, 10/4/12 (e)	1,999
2,000,000	FHLMC Disc Note, 0.11%, 8/6/12 (e)	1,999
5,500,000	FNMA Disc Note, 0.14%, 1/3/13 (e)	5,494

		15,491

U.S. Treasury (12%)
7,000,000	U.S. Treasury Bill, 0.11%, 12/13/12 (e)	6,994
10,000,000	U.S. Treasury Note, 0.12%, 9/30/13	9,988
5,000,000	U.S. Treasury Note, 0.25%, 11/30/13	5,004
5,000,000	U.S. Treasury Note, 0.62%, 1/31/13	5,024
4,000,000	U.S. Treasury Note, 0.62%, 2/28/13	4,021

		31,031

Total Bonds (Cost-$247,827)		246,698

Investment Company (Cost-$1,808) (1%)
1,808,070	Payden Cash Reserves Money Market Fund *	1,808

Total (Cost-$249,635) (a) (100%)		248,506
Liabilities in excess of Other Assets (-0%)		(78)

Net Assets (100%)		$248,428

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$936
Unrealized depreciation	(2,065)

Net unrealized depreciation	$(1,129)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.

(f)	All or a portion of these securities are on loan. At January 31, 2012, the total market value of the Fund’s securities on loan is $5,459 and the total market value of the collateral held by the Fund is $5,618. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
2/27/2012	Brazilian Real (Sell 2,861)	HSBC Securities	$(56)
2/8/2012	British Pound (Sell 664)	HSBC Securities	(20)
2/8/2012	Canadian Dollar (Sell 2,610)	Royal Bank of Scotland	(50)
2/8/2012	Euro (Sell 4,515)	Citigroup	(135)

			$(261)

Payden Short Bond Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (96%)
Asset Backed (6%)
5,100,000	Ally Auto Receivables Trust 144A, 3.05%, 12/15/14 (b)	$5,266
4,927,000	Bank of America Auto Trust 144A, 3.52%, 6/15/16 (b)	5,010
307,084	Cars Alliance Funding PLC, 1.43%, 10/8/23 EUR (c)	401
2,150,000	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (b)	2,153
4,000,000	GE Capital Credit Card Master Note Trust, 1.03%, 1/15/18	4,013
1,737,041	Globaldrive BV 144A, 1.55%, 4/20/19 EUR (b) (c)	2,274
5,190,000	Hyundai Capital Auto Funding Ltd. 144A, 1.28%, 9/20/16 (b)	5,036
1,146,343	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	1,244
2,940,000	MMAF Equipment Finance LLC 144A, 1.27%, 9/15/15 (b)	2,950
1,600,000	Penarth Master Issuer PLC 144A, 0.93%, 5/18/15 (b)	1,601

		29,948

Corporate (56%)
980,000	AES Corp., 7.75%, 3/1/14	1,068
1,020,000	Airgas Inc., 2.85%, 10/1/13	1,039
850,000	Alabama Power Co., 5.80%, 11/15/13 (e)	924
1,750,000	Ally Financial Inc., 4.50%, 2/11/14	1,754
600,000	America Movil SAB de CV, 3.62%, 3/30/15	636
2,420,000	American Express Credit Corp., 1.42%, 6/24/14	2,386
1,100,000	American Honda Finance Corp. 144A, 1.03%, 8/5/13 (b)	1,101
870,000	American Honda Finance Corp. 144A, 2.37%, 3/18/13 (b)	885
500,000	American Honda Finance Corp. 144A, 4.62%, 4/2/13 (b)	521
1,045,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,045
1,530,000	Amgen Inc., 1.87%, 11/15/14	1,561
1,400,000	Amgen Inc., 2.30%, 6/15/16	1,420
1,430,000	Anglo American Capital PLC 144A, 2.15%, 9/27/13 (b)	1,436
2,410,000	Anheuser-Busch InBev Worldwide Inc., 2.50%, 3/26/13 (e)	2,455
720,000	Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	732
5,300,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15 BRL (c)	3,164
1,210,000	AT&T Inc., 2.40%, 8/15/16 (e)	1,257
1,200,000	AT&T Inc., 4.85%, 2/15/14 (e)	1,295
2,450,000	BAA Funding Ltd., 3.97%, 2/15/12 EUR (c) (d)	3,213
2,800,000	Banco Bradesco SA/Cayman Islands 144A, 2.56%, 5/16/14 (b)	2,733
1,015,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (b)	1,028
2,340,000	Banco do Brasil SA/Cayman 144A, 4.50%, 1/22/15 (b)	2,429
1,400,000	Bank of America Corp., 4.90%, 5/1/13	1,439
3,000,000	Bank of Nova Scotia, 1.85%, 1/12/15	3,059
3,200,000	Banque PSA Finance SA, 3.50%, 1/17/14 EUR (c)	4,169
1,950,000	Barclays Bank PLC, 1.61%, 1/13/14	1,909
890,000	Barrick Gold Corp., 1.75%, 5/30/14	906
1,100,000	BB&T Corp., 3.375%, 9/25/13 (e)	1,141
5,650,000	Berkshire Hathaway Inc., 3.75%, 8/15/21 (e)	5,995
600,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	663
2,000,000	Cadbury Schweppes US Finance LLC 144A, 5.12%, 10/1/13 (b)	2,124
2,250,000	Caisse Centrale Desjardins du Quebec 144A, 1.70%, 9/16/13 (b)	2,256
3,080,000	Canadian Imperial Bank of Commerce/Canada 144A, 2.00%, 2/4/13 (b)	3,125
1,660,000	Capital One Financial Corp., 2.12%, 7/15/14	1,664
745,000	Carolina Power & Light Co., 6.50%, 7/15/12	764
1,675,000	Case New Holland Inc., 7.75%, 9/1/13	1,822
1,260,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13 (e)	1,282
1,500,000	Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,639
250,000	Cemex SAB de CV 144A, 3.25%, 3/15/16 (b)	205
965,000	China Resources Land Ltd. 144A, 4.62%, 5/19/16 (b)	963
2,700,000	Cia de Eletricidade do Estado da Bahia 144A, 11.75%, 4/27/16 BRL (b) (c)	1,616
1,355,000	CIT Group Inc. 144A, 5.25%, 4/1/14 (b)	1,385
2,320,000	Citigroup Inc., 1.30%, 2/15/13 (e)	2,298
1,000,000	Citigroup Inc., 5.30%, 10/17/12	1,027

Principal or Shares	Security Description	Value (000)
1,000,000	Citigroup Inc., 6.00%, 12/13/13	1,063
1,500,000	Clorox Co., 5.00%, 3/1/13 (e)	1,565
1,600,000	Columbus Southern Power Co., 5.50%, 3/1/13	1,671
1,780,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	1,875
2,500,000	Commonwealth Bank of Australia 144A, 2.12%, 3/17/14 (b)	2,522
1,700,000	Complete Production Services Inc., 8.00%, 12/15/16	1,783
1,300,000	ConocoPhillips, 4.75%, 2/1/14	1,408
1,250,000	Consumers Energy Co., 5.375%, 4/15/13	1,320
790,000	Corn Products International Inc., 3.20%, 11/1/15	818
2,610,000	Corrections Corp of America, 6.25%, 3/15/13	2,620
1,175,000	Covidien International Finance SA, 1.87%, 6/15/13	1,192
4,030,000	Credit Suisse New York, 1.52%, 1/14/14	3,976
1,100,000	CRH America Inc., 6.95%, 3/15/12	1,107
3,360,000	Daimler Finance North America LLC 144A, 1.95%, 3/28/14 (b)	3,357
590,000	Danaher Corp., 1.30%, 6/23/14	601
2,630,000	Danske Bank AS 144A, 1.61%, 4/14/14 (b) (e)	2,522
1,580,000	DENTSPLY International Inc., 1.95%, 8/15/13	1,592
550,000	Deutsche Telekom International Finance BV, 5.875%, 8/20/13	585
2,370,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 4.75%, 10/1/14 (e)	2,560
1,620,000	Dow Chemical Co., 2.50%, 2/15/16 (e)	1,657
2,960,000	Dow Chemical Co., 4.85%, 8/15/12	3,023
1,660,000	DTE Energy Co., 1.22%, 6/3/13	1,659
650,000	Duke Energy Corp., 3.95%, 9/15/14	698
560,000	Ecolab Inc., 2.37%, 12/8/14	581
1,650,000	Enterprise Products Operating LLC, 3.20%, 2/1/16	1,723
800,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	881
360,000	Equifax Inc., 4.45%, 12/1/14	381
1,100,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (b)	1,104
1,300,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (b)	1,322
1,680,000	Express Scripts Inc., 5.25%, 6/15/12	1,707
2,360,000	Ford Motor Credit Co. LLC, 3.87%, 1/15/15	2,388
1,375,000	Frontier Communications Corp, 6.25%, 1/15/13 (e)	1,416
1,800,000	General Electric Capital Corp., 1.21%, 4/7/14	1,785
2,300,000	General Electric Capital Corp., 1.87%, 9/16/13	2,330
825,000	General Electric Capital Corp., 2.80%, 1/8/13 (e)	842
1,730,000	General Electric Capital Corp., 3.75%, 11/14/14	1,841
1,260,000	General Electric Capital Corp., 5.90%, 5/13/14	1,394
1,380,000	Genzyme Corp., 3.62%, 6/15/15	1,496
2,030,000	Georgia Power Co., 1.30%, 9/15/13	2,053
720,000	Gilead Sciences Inc., 2.40%, 12/1/14	745
2,660,000	Goldman Sachs Group Inc., 1.43%, 2/7/14	2,573
1,060,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	1,080
2,690,000	HCP Inc., 2.70%, 2/1/14 (e)	2,719
1,910,000	Health Care REIT Inc., 6.00%, 11/15/13 (e)	2,005
2,100,000	Hewlett-Packard Co., 2.35%, 3/15/15	2,128
1,800,000	HSBC Bank PLC 144A, 1.62%, 7/7/14 (b) (e)	1,784
2,360,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (b)	2,329
720,000	Hyundai Capital America 144A, 3.75%, 4/6/16 (b)	725
1,180,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	1,208
2,605,000	ING Bank NV 144A, 1.59%, 3/15/13 (b)	2,571
2,000,000	ING Bank NV 144A, 3.90%, 3/19/14 (b)	2,108
1,160,000	Intel Corp., 1.95%, 10/1/16 (e)	1,204
1,300,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (b)	1,376
1,110,000	IPIC GMTN Ltd. 144A, 3.12%, 11/15/15 (b)	1,120
2,160,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	2,194
1,780,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	1,753
3,420,000	John Deere Capital Corp., 1.60%, 3/3/14	3,485
1,200,000	JPMorgan Chase & Co., 4.75%, 5/1/13	1,259
750,000	JPMorgan Chase & Co., 5.37%, 10/1/12	774
1,400,000	KeyCorp, 3.75%, 8/13/15 (e)	1,472
3,100,000	Kinder Morgan Energy Partners LP, 7.125%, 3/15/12	3,121
4,230,000	Korea Finance Corp., 3.25%, 9/20/16	4,190
2,740,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	2,746

Principal or Shares	Security Description	Value (000)
650,000	Kraft Foods Inc., 2.62%, 5/8/13	663
760,000	Kraft Foods Inc., 5.25%, 10/1/13	808
1,300,000	Kroger Co., 2.20%, 1/15/17	1,314
4,160,000	Lloyds TSB Bank PLC, 2.91%, 1/24/14	4,116
1,540,000	Lockheed Martin Corp., 2.12%, 9/15/16 (e)	1,549
1,970,000	Lorillard Tobacco Co., 3.50%, 8/4/16	2,021
1,400,000	Merrill Lynch & Co. Inc., 6.05%, 8/15/12	1,428
2,750,000	Morgan Stanley, 1.53%, 4/29/13	2,682
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,119
1,030,000	National Rural Utilities Cooperative Finance Corp., 1.00%, 2/2/15	1,031
740,000	National Rural Utilities Cooperative Finance Corp., 1.12%, 11/1/13	746
460,000	NBCUniversal Media LLC, 2.10%, 4/1/14	468
1,720,000	NBCUniversal Media LLC, 3.65%, 4/30/15	1,837
2,250,000	NextEra Energy Capital Holdings Inc., 2.55%, 11/15/13	2,290
1,680,000	Nissan Motor Acceptance Corp. 144A, 3.25%, 1/30/13 (b)	1,698
990,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (b)	1,030
500,000	Northern States Power Co. MN, 8.00%, 8/28/12	521
400,000	Novartis Capital Corp., 4.125%, 2/10/14	429
2,500,000	Petroleos Mexicanos, 4.875%, 3/15/15 (e)	2,675
400,000	Pfizer Inc., 3.625%, 6/3/13 EUR (c)	540
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,101
1,875,000	Prudential Financial Inc., 2.75%, 1/14/13 (e)	1,901
2,000,000	Prudential Financial Inc., 5.15%, 1/15/13	2,070
780,000	Quest Diagnostic Inc., 1.42%, 3/24/14	785
1,850,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	1,880
750,000	Raytheon Co., 1.40%, 12/15/14 (e)	761
3,800,000	RCI Banque SA 144A, 2.45%, 4/11/14 (b)	3,484
1,260,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (b)	1,247
750,000	Rogers Communications Inc., 6.25%, 6/15/13	799
820,000	Rogers Communications Inc., 6.375%, 3/1/14	910
1,500,000	Royal Bank of Canada, 2.25%, 3/15/13	1,521
2,640,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	2,618
1,000,000	SABMiller Holdings Inc. 144A, 1.85%, 1/15/15 (b)	1,004
1,440,000	SABMiller Holdings Inc. 144A, 2.45%, 1/15/17 (b)	1,473
1,100,000	Sanofi, 1.62%, 3/28/14	1,125
2,600,000	SBAB Bank AB, 2.14%, 2/1/13 EUR (c)	3,408
410,000	Simon Property Group LP, 4.20%, 2/1/15	440
1,410,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (b)	1,404
965,000	Statoil ASA, 2.90%, 10/15/14	1,020
1,150,000	Steel Dynamics Inc., 7.375%, 11/1/12	1,193
810,000	Stryker Corp., 3.00%, 1/15/15 (e)	854
665,000	Target Corp., 1.12%, 7/18/14	674
2,500,000	Telecom Italia SPA, 1.99%, 12/6/12 EUR (c)	3,228
2,000,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	1,979
710,000	Tesoro Corp., 6.625%, 11/1/15 (e)	730
3,200,000	Teva Pharmaceutical Finance III BV, 1.06%, 3/21/14	3,200
1,315,000	Texas Instruments Inc., 0.87%, 5/15/13	1,324
1,010,000	Time Warner Inc., 3.15%, 7/15/15	1,072
2,625,000	Toronto-Dominion Bank, 2.50%, 7/14/16	2,731
2,560,000	Toyota Motor Credit Corp., 2.00%, 9/15/16	2,607
1,000,000	TransCanada PipeLines Ltd., 3.40%, 6/1/15	1,062
2,740,000	Union Bank NA, 2.12%, 12/16/13	2,773
2,120,000	US Bancorp, 1.37%, 9/13/13 (e)	2,138
1,380,000	Valeant Pharmaceuticals International 144A, 6.50%, 7/15/16 (b)	1,408
1,050,000	Valero Energy Corp., 6.875%, 4/15/12 (e)	1,062
2,750,000	Vedanta Resources PLC 144A, 6.75%, 6/7/16 (b)	2,454
1,240,000	Veolia Environnement, 5.25%, 6/3/13	1,302
1,100,000	Viacom Inc., 4.375%, 9/15/14	1,183
3,200,000	Vodafone Group PLC, 4.15%, 6/10/14	3,430
2,240,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (b)	2,253
2,000,000	Vornado Realty LP, 4.25%, 4/1/15	2,090
1,020,000	Wachovia Bank NA, 4.80%, 11/1/14	1,085
2,830,000	WellPoint Inc., 2.37%, 2/15/17	2,880

Principal or Shares	Security Description	Value (000)
2,555,000	Westfield Capital LLC 144A, 5.12%, 11/15/14 (b)	2,717
1,278,000	Westpac Banking Corp., 2.25%, 11/19/12	1,294
1,500,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	1,511
4,900,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	5,053
1,310,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	1,379
560,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (b)	573

		302,775

FDIC Guaranteed (5%)
5,000,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	4,977
6,600,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	6,534
1,130,696	FDIC Structured Sale Guaranteed Notes 144A, 0.82%, 2/25/48 (b)	1,130
7,590,614	FDIC Structured Sale Guaranteed Notes 144A, 0.99%, 12/4/20 (b)	7,585
2,142,560	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	2,217
3,353,896	FDIC Trust 144A, 2.18%, 5/25/50 (b)	3,360

		25,803

Foreign Government (2%)
8,400,000	Asian Development Bank, 3.37%, 5/20/14 NOK (c)	1,480
4,500,000	Canadian Government, 3.50%, 6/1/13 CAD (c)	4,637
3,000,000	Province of Ontario Canada, 1.60%, 9/21/16	3,029
1,500,000	Republic of Panama, 7.25%, 3/15/15	1,739
460,000	Republic of Panama, 9.375%, 7/23/12 (e)	477

		11,362

Mortgage Backed (13%)
5,117,564	Adjustable Rate Mortgage Trust, 3.46%, 3/25/37	2,343
3,680,000	Arkle Master Issuer PLC 144A, 1.61%, 5/17/60 (b)	3,674
1,270,957	Banc of America Mortgage Securities Inc., 2.73%, 10/20/32	1,228
180,856	Bear Stearns Adjustable Rate Mortgage Trust, 2.81%, 1/25/35	155
3,806,563	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	3,871
5,200,000	FN 468531 ARM, 0.62%, 7/1/16	5,209
1,834,897	FN 708229 ARM, 2.09%, 4/1/33	1,925
860,210	FN 743821 ARM, 2.16%, 11/1/33	897
679,182	FN 755867 ARM, 2.54%, 12/1/33	717
871,539	FN 790762 ARM, 2.16%, 9/1/34	908
1,057,728	FN 790764 ARM, 2.18%, 9/1/34	1,101
1,054,312	FN 794792 ARM, 2.23%, 10/1/34	1,107
945,621	FN 794797 ARM, 2.06%, 10/1/34	987
8,802,848	FN 995203, 5.00%, 7/1/35	9,519
4,591,541	FN AC8512 30YR, 4.50%, 12/1/39	4,914
2,653,557	FN AE0606 30YR, 4.00%, 11/1/40	2,809
6,805,366	FN AJ1407 30YR, 4.00%, 9/1/41	7,206
5,184,969	FN AJ7689 30YR, 4.00%, 12/1/41	5,490
3,075,111	G2 5140 30YR, 4.50%, 8/20/41	3,361
3,125,993	G2 5175 30YR, 4.50%, 9/20/41	3,417
3,540,770	Harborview Mortgage Loan Trust, 2.77%, 12/19/35	2,288
424,132	Indymac Index Mortgage Loan Trust, 2.74%, 10/25/34	330
1,969,570	MLCC Mortgage Investors Inc., 2.06%, 2/25/36	1,662
1,270,933	MLCC Mortgage Investors Inc., 2.13%, 12/25/34	1,225
236,125	Morgan Stanley Mortgage Loan Trust, 2.17%, 7/25/34	199
140,938	Provident Funding Mortgage Loan Trust, 2.61%, 4/25/34	135
723,870	Sequoia Mortgage Trust, 1.08%, 10/20/27	660
2,000,000	Sequoia Mortgage Trust, 2.86%, 1/25/42	2,000
362,576	Structured Adjustable Rate Mortgage Loan Trust, 2.55%, 10/25/34	283
2,438,434	Structured Adjustable Rate Mortgage Loan Trust, 2.55%, 8/25/34	1,882
1,297,181	Structured Asset Mortgage Investments Inc., 2.17%, 10/19/34	749

		72,251

Municipal (1%)
600,000	Citizens Property Insurance Corp., 5.00%, 3/1/13	628
2,700,000	Kentucky Asset Liability Commission, 3.16%, 4/1/18	2,786
920,000	University of California, 1.98%, 5/15/50	935

		4,349

NCUA Guaranteed (1%)
4,041,321	NCUA Guaranteed Notes, 0.66%, 11/6/17	4,041
1,000,929	NCUA Guaranteed Notes, 1.84%, 10/7/20	1,012

Principal or Shares	Security Description	Value (000)
2,000,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	2,132

		7,185

U.S. Treasury (12%)
3,930,000	U.S. Treasury Note, 0.12%, 9/30/13	3,925
5,000,000	U.S. Treasury Note, 0.25%, 10/31/13	5,004
18,000,000	U.S. Treasury Note, 0.25%, 11/30/13	18,014
12,005,000	U.S. Treasury Note, 0.25%, 9/15/14	11,999
890,000	U.S. Treasury Note, 0.37%, 9/30/12	892
10,900,000	U.S. Treasury Note, 0.50%, 10/15/14	10,966
350,000	U.S. Treasury Note, 1.00%, 1/15/14	355
4,740,000	U.S. Treasury Note, 1.00%, 8/31/16	4,824
10,000,000	U.S. Treasury Note, 1.875%, 2/28/14	10,341

		66,320

Total Bonds (Cost-$520,570)		519,993

Investment Company (Cost-$20,838) (4%)
20,837,586	Payden Cash Reserves Money Market Fund *	20,838

Total (Cost-$541,408) (a) (100%)		540,831
Other Assets, net of Liabilities (0%)		1,119

Net Assets (100%)		$541,950

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$7,889
Unrealized depreciation	(8,466)

Net unrealized depreciation	$(577)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	All or a portion of these securities are on loan. At January 31, 2012, the total market value of the Fund’s securities on loan is $ 16,619 and the total market value of the collateral held by the Fund is $17,142. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
2/27/2012	Brazilian Real (Sell 8,488)	HSBC Securities	$(165)
2/8/2012	Canadian Dollar (Sell 4,673)	Royal Bank of Scotland	(90)
2/8/2012	Euro (Sell 13,618)	Citigroup	(408)
2/8/2012	Norwegian Krone (Sell 8,827)	Royal Bank of Scotland	(40)

			$(703)

Payden U.S. Government Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (99%)
FDIC Guaranteed (9%)
1,602,463	FDIC Structured Sale Guaranteed Notes 144A, 0.99%, 12/4/20 (b)	$1,601
683,218	FDIC Structured Sale Guaranteed Notes 144A, 3.00%, 9/30/19 (b)	689
2,142,560	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	2,217
1,042,624	FDIC Trust 144A, 2.18%, 5/25/50 (b)	1,045

		5,552

Mortgage Backed (40%)
1,599,655	FH 1B8378 ARM, 3.17%, 7/1/41	1,671
1,466,183	FHLB QR-9012, 5.00%, 8/15/12	1,522
1,202,911	FHLB, 2.60%, 4/20/15	1,240
160,442	FHR 2929 AC, 4.50%, 12/15/22	161
301,494	FHR 3540 CD, 2.00%, 6/15/14	303
1,461,192	FHR 3728 EH, 3.00%, 9/15/20	1,501
1,170,823	FHR 3750 GB, 2.50%, 10/15/20	1,220
3,876,315	FN 464313 5YR, 2.99%, 1/1/15	4,070
2,500,000	FN 468531 ARM, 0.62%, 7/1/16	2,504
1,300,000	FN 468880 ARM, 0.82%, 8/1/21	1,303
859,505	FN 935896 ARM, 3.91%, 6/1/40	905
1,154,399	FN 995203, 5.00%, 7/1/35	1,248
352,305	FN AE0606 30YR, 4.00%, 11/1/40	373
530,230	FN AE5951 ARM, 3.15%, 10/1/40	553
883,066	FN AJ1407 30YR, 4.00%, 9/1/41	935
1,697,581	FN AL0502 30YR, 3.09%, 6/1/41	1,774
831,520	FN MA0424 30YR, 3.50%, 5/1/20	876
637,134	FN MA0598 10YR, 3.50%, 12/1/20	672
716,088	G2 3809 30YR, 6.50%, 1/20/36	823
1,312,882	GNR 04-11 F, 0.58%, 2/20/34	1,315
221,835	GNR 04-73 JM, 0.00%, 9/16/34	218
90,824	GNR 05-58 NJ, 4.50%, 8/20/35	91

		25,278

NCUA Guaranteed (11%)
1,615,067	NCUA Guaranteed Notes, 0.66%, 11/6/17	1,615
2,841,255	NCUA Guaranteed Notes, 0.85%, 12/8/20	2,852
13,271	NCUA Guaranteed Notes, 1.60%, 10/29/20	14
583,632	NCUA Guaranteed Notes, 1.84%, 10/7/20	590
1,500,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	1,599

		6,670

U.S. Government Agency (12%)
1,700,000	FHLMC, 1.00%, 8/27/14	1,727
650,000	FNMA, 0.75%, 12/19/14	657
3,050,000	FNMA, 2.625%, 11/20/14	3,230
1,702,000	FNMA, 2.75%, 3/13/14	1,783

		7,397

U.S. Treasury (21%)
4,070,000	U.S. Treasury Note, 0.37%, 11/15/14	4,081
2,810,000	U.S. Treasury Note, 0.87%, 11/30/16	2,838
2,500,000	U.S. Treasury Note, 1.75%, 5/31/16	2,628
2,500,000	U.S. Treasury Note, 1.87%, 6/30/15	2,628
400,000	U.S. Treasury Note, 2.125%, 11/30/14	421
200,000	U.S. Treasury Note, 3.375%, 6/30/13 (c)	209

		12,805

Principal or Shares	Security Description	Value (000)
U.S. Treasury Inflation Indexed (6%)
2,049,900	U.S. Treasury Inflation Indexed Bond, 0.125%, 4/15/16	2,176
1,670,320	U.S. Treasury Inflation Indexed Bond, 0.50%, 4/15/15	1,774

		3,950

Total Bonds (Cost-$60,393)		61,652

Investment Company (Cost-$644) (1%)
644,206	Payden Cash Reserves Money Market Fund *	644

Total (Cost-$61,037) (a) (100%)		62,296
Other Assets, net of Liabilities (0%)		50

Net Assets (100%)		$62,346

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,269
Unrealized depreciation	(10)

Net unrealized appreciation	$1,259

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
11	U.S. Treasury 2 Year Note Future	Mar-12	$2,428	$3
58	U.S. Treasury 5 Year Note Future	Mar-12	7,195	67

				$70

Payden GNMA Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (146%)
FDIC Guaranteed (1%)
2,265,568	FDIC Structured Sale Guaranteed Notes 144A, 0.99%, 12/29/45 (b)	$2,264
6,262,257	FDIC Structured Sale Guaranteed Notes 144A, 0.99%, 12/4/20 (b)	6,257

		8,521

Mortgage Backed (136%)
7,882,436	FH 1A0001 ARM, 2.10%, 4/1/35	8,282
562,118	FH 1B3142 ARM, 2.51%, 11/1/36	599
2,138,257	FH 1B4282 ARM, 3.22%, 10/1/38	2,272
784,831	FH 1G0189 ARM, 2.13%, 4/1/35	822
6,166,623	FH 1G0501 ARM, 2.47%, 6/1/35	6,535
9,459,322	FH 1H2580 ARM, 2.45%, 9/1/35	10,014
2,592,517	FH 1J1279 ARM, 2.34%, 4/1/36	2,753
3,941,305	FH 1Q0062 ARM, 2.05%, 11/1/35	4,166
227,516	FH 780444 ARM, 2.19%, 3/1/33	237
625,238	FH 782784 ARM, 2.37%, 10/1/34	657
2,438,190	FH 847228 ARM, 2.81%, 1/1/34	2,595
4,661,951	FH 848111 ARM, 2.61%, 9/1/37	4,939
2,995,480	FHLB QR-9012, 5.00%, 8/15/12	3,109
5,000,000	FHR 2963 FV, 0.64%, 6/15/34	5,000
4,350,357	FN 745551 30YR, 2.41%, 2/1/36	4,606
5,144,893	FN 783587 ARM, 2.45%, 3/1/35	5,408
5,804,858	FN 802649 ARM, 2.44%, 10/1/34	6,147
2,329,943	FN 832100 ARM, 2.41%, 7/1/35	2,466
2,331,130	FN 920795 ARM, 2.88%, 3/1/34	2,469
3,668,706	FN AK0419 ARM, 2.43%, 12/1/27	3,893
9,250,255	FN AL1264 ARM, 2.38%, 9/1/36	9,785
1,688,404	FNR 06-101 FE, 0.52%, 10/25/36	1,683
5,440,286	FNR 07-95 A1, 0.52%, 8/27/36	5,408
86,601	FNR 88-12A, 3.88%, 2/25/18	91
4,344,612	FNW 04-W2 4A, 3.26%, 2/25/44	4,473
211,829	G2 2591 30YR, 7.00%, 5/20/28	249
214,694	G2 3133 30YR, 6.50%, 9/20/31	247
2,863,920	G2 3415 30YR, 5.50%, 7/20/33	3,216
2,063,453	G2 3515 30YR, 5.50%, 2/20/34	2,316
3,032,809	G2 3584 30YR, 6.00%, 7/20/34	3,451
2,219,886	G2 3599 30YR, 6.50%, 8/20/34	2,554
2,630,418	G2 3711 30YR, 5.50%, 5/20/35	2,949
3,673,668	G2 3747 30YR, 5.00%, 8/20/35	4,076
2,541,569	G2 3772 30YR, 5.00%, 10/20/35	2,820
3,838,322	G2 3785 30YR, 5.00%, 11/20/35	4,259
1,776,982	G2 3805 30YR, 5.00%, 1/20/36	1,972
7,703,350	G2 3819 30YR, 5.50%, 2/20/36	8,637
1,008,222	G2 3891 30YR, 6.50%, 8/20/36	1,156
4,011,676	G2 4216 30YR, 6.00%, 8/20/38	4,411
4,070,615	G2 4284 30YR, 5.50%, 11/20/38	4,436
6,381,107	G2 4315 30YR, 5.50%, 12/20/38	7,121
5,349,866	G2 4437 30YR, 5.00%, 5/20/39	5,875
3,058,483	G2 4558 30YR, 4.50%, 10/20/39	3,347
6,346,048	G2 4560 30YR, 5.50%, 10/20/39	7,082
7,506,419	G2 4678 30YR, 4.50%, 4/20/40	8,211
10,561,831	G2 4713 30YR, 4.50%, 6/20/40	11,553
4,686,555	G2 4802 30YR, 5.00%, 9/20/40	5,176
9,117,904	G2 4978 30YR, 4.50%, 3/20/41	9,967
10,196,837	G2 5018 30YR, 5.00%, 4/20/41	11,262
14,689,010	G2 5018 30YR, 5.00%, 9/20/41	16,224
9,104,477	G2 5083 30YR, 5.00%, 6/20/41	10,056
13,688,582	G2 5140 30YR, 4.50%, 8/20/41	14,963
13,803,212	G2 5175 30YR, 4.50%, 9/20/41	15,088
15,405,373	G2 5205 30YR, 5.00%, 10/20/41	17,015
9,981,402	G2 5258 30YR, 3.50%, 12/20/41	10,512

Principal or Shares	Security Description	Value (000)
13,774,224	G2 5259 30YR, 4.00%, 12/20/41	14,863
634,582	G2 688058 30YR, 4.50%, 8/20/38	678
6,600,740	G2 701705 30YR, 5.00%, 2/20/39	7,243
7,641,891	G2 710025 30YR, 5.65%, 8/20/59	8,583
5,562,820	G2 713314 30YR, 6.00%, 3/20/39	6,218
7,556,923	G2 721379 50YR, 5.65%, 6/20/59	8,421
1,262,944	G2 728869 30YR, 4.12%, 4/20/40	1,364
1,155,530	G2 728870 30YR, 4.62%, 4/20/40	1,264
1,337,726	G2 736498 30YR, 4.12%, 4/20/40	1,444
1,024,193	G2 736499 30YR, 4.62%, 4/20/40	1,120
7,646,802	G2 736932 50YR, 4.87%, 11/20/60	8,592
7,256,569	G2 740427 50YR, 4.81%, 9/20/60	8,137
991,669	G2 742040 30YR, 4.12%, 5/20/40	1,071
874,948	G2 742041 30YR, 4.62%, 6/20/40	957
4,309,998	G2 783286 30YR, 6.00%, 12/20/40	4,739
219,809	G2 80011 ARM, 2.125%, 11/20/26	227
724,017	G2 80013 ARM, 2.125%, 11/20/26	747
274,207	G2 80022 ARM, 2.125%, 12/20/26	283
209,466	G2 80023 ARM, 2.125%, 12/20/26	216
600,210	G2 80029 ARM, 2.375%, 1/20/27	621
1,355,121	G2 80044 ARM, 2.37%, 2/20/27	1,401
1,916,777	G2 80052 ARM, 2.37%, 3/20/27	1,982
294,728	G2 8006 ARM, 1.62%, 7/20/22	304
3,653,718	G2 80074 ARM, 2.37%, 5/20/27	3,781
535,489	G2 80134 ARM, 2.125%, 11/20/27	552
1,285,144	G2 80196 ARM, 2.37%, 5/20/28	1,330
250,224	G2 80272 ARM, 2.37%, 4/20/29	259
190,753	G2 80311 ARM, 1.62%, 8/20/29	197
4,281,988	G2 80319 ARM, 1.62%, 9/20/29	4,420
127,094	G2 80346 ARM, 2.125%, 11/20/29	131
1,259,385	G2 8041 ARM, 1.62%, 8/20/22	1,300
231,828	G2 80424 ARM, 1.62%, 7/20/30	239
440,046	G2 80428 ARM, 2.00%, 7/20/30	455
278,399	G2 80507 ARM, 2.37%, 4/20/31	288
521,472	G2 80541 ARM, 1.62%, 9/20/31	538
849,908	G2 80556 ARM, 2.00%, 11/20/31	876
921,689	G2 80569 ARM, 2.00%, 1/20/32	952
540,556	G2 80570 ARM, 2.50%, 1/20/32	560
231,786	G2 80579 ARM, 2.00%, 2/20/32	239
806,016	G2 80593 ARM, 2.37%, 4/20/32	834
652,083	G2 80604 ARM, 2.37%, 5/20/32	675
1,369,296	G2 80611 ARM, 2.37%, 6/20/32	1,425
314,221	G2 80612 ARM, 2.50%, 6/20/32	325
752,763	G2 8062 ARM, 2.125%, 10/20/22	776
2,947,828	G2 80637 ARM, 1.62%, 9/20/32	3,043
8,919,483	G2 80749 ARM, 2.12%, 10/20/33	9,197
938,317	G2 80780 ARM, 2.50%, 12/20/33	975
6,679,507	G2 80790 ARM, 1.75%, 12/20/33	6,900
256,452	G2 80791 ARM, 2.75%, 12/20/33	267
4,236,800	G2 80795 ARM, 1.75%, 12/20/33	4,377
462,148	G2 80826 ARM, 2.50%, 2/20/34	479
3,989,844	G2 80835 ARM, 1.75%, 2/20/34	4,133
839,246	G2 80837 ARM, 1.75%, 2/20/34	869
3,691,476	G2 80856 ARM, 1.75%, 3/20/34	3,824
93,892	G2 80932 ARM, 2.00%, 6/20/34	97
316,100	G2 80934 ARM, 2.50%, 6/20/34	327
757,495	G2 81018 ARM, 1.62%, 8/20/34	782
170,920	G2 81019 ARM, 2.12%, 8/20/34	177
812,286	G2 81036 ARM, 1.62%, 8/20/34	838
43,505	G2 81044 ARM, 1.62%, 8/20/34	45
164,740	G2 8121 ARM, 2.375%, 1/20/23	170
3,062,230	G2 81214 ARM, 1.75%, 1/20/35	3,172
1,154,570	G2 81220 ARM, 1.75%, 1/20/35	1,196
989,989	G2 81278 ARM, 1.75%, 3/20/35	1,026
179,528	G2 81402 ARM, 2.12%, 7/20/35	186
38,958	G2 81405 ARM, 2.12%, 7/20/35	40

Principal or Shares	Security Description	Value (000)
2,823,623	G2 81696 ARM, 1.75%, 6/20/36	2,925
676,637	G2 81807 ARM, 1.75%, 12/20/36	699
775,987	G2 81938 30YR, 1.62%, 7/20/37	801
633,725	G2 8198 ARM, 2.37%, 5/20/23	656
4,715,572	G2 82107 30YR, 3.00%, 7/20/38	4,921
1,053,350	G2 82151 ARM, 1.62%, 9/20/38	1,087
572,022	G2 82245 30YR, 5.00%, 12/20/38	605
236,529	G2 8228 ARM, 1.62%, 7/20/23	244
3,504,355	G2 82606 ARM, 4.00%, 8/20/40	3,735
197,693	G2 8301 ARM, 2.125%, 10/20/23	205
405,023	G2 8302 ARM, 2.125%, 10/20/23	418
3,054,276	G2 83031 ARM, 2.50%, 1/20/42	3,137
219,688	G2 8339 ARM, 2.125%, 12/20/23	227
588,454	G2 8358 ARM, 2.37%, 1/20/24	609
453,441	G2 8359 ARM, 2.37%, 1/20/24	469
424,946	G2 8371 ARM, 2.37%, 2/20/24	439
209,445	G2 8373 ARM, 2.37%, 2/20/24	217
681,215	G2 8387 ARM, 2.37%, 3/20/24	704
659,244	G2 8398 ARM, 2.37%, 4/20/24	682
624,413	G2 8399 ARM, 2.37%, 4/20/24	646
356,306	G2 8421 ARM, 2.37%, 5/20/24	369
599,379	G2 849350 ARM, 2.125%, 12/20/25	618
892,659	G2 849351 ARM, 2.125%, 11/20/25	920
1,904,148	G2 8547 ARM, 2.125%, 11/20/24	1,963
157,294	G2 8580 ARM, 2.37%, 1/20/25	163
233,333	G2 8595 ARM, 2.375%, 2/20/25	241
451,034	G2 8781 ARM, 2.37%, 1/20/26	466
414,972	G2 8814 ARM, 2.37%, 2/20/26	429
167,025	G2 8815 ARM, 2.37%, 2/20/26	173
129,753	G2 8855 ARM, 2.125%, 10/20/21	134
147,282	G2 8867 ARM, 2.125%, 11/20/21	152
1,023,487	G2 8968 ARM, 1.62%, 9/20/26	1,056
236,119	G2 8989 ARM, 2.125%, 10/20/26	243
2,266,034	G2 8991 ARM, 2.125%, 10/20/26	2,337
10,000,000	G2SF 3.50%, 30YR TBA (c)	10,509
49,700,000	G2SF 4.00%, 30YR TBA (c)	53,528
24,300,000	G2SF 4.50%, 30YR TBA (c)	26,479
54,950,000	G2SF 5.00%, 30YR TBA (c)	60,642
11,893,416	GN 367090 30YR, 4.50%, 7/15/41	13,119
14,716,907	GN 367092 30YR, 4.50%, 7/15/41	16,095
4,660,273	GN 455989 15YR, 5.00%, 7/15/26	5,157
390,785	GN 524825 30YR, 5.47%, 10/15/29	434
187,151	GN 524869 30YR, 5.47%, 1/15/30	208
295,050	GN 524925 30YR, 5.47%, 2/15/30	328
241,133	GN 524968 30YR, 5.47%, 3/15/30	268
175,814	GN 524996 30YR, 5.47%, 5/15/30	195
169,653	GN 525015 30YR, 5.47%, 6/15/30	189
120,513	GN 525033 30YR, 5.47%, 7/15/30	134
139,914	GN 546392 30YR, 5.47%, 2/15/31	156
741,696	GN 558954 20YR, 5.25%, 5/15/29	814
1,576,997	GN 558956 30YR, 4.50%, 6/15/29	1,700
493,831	GN 582100 30YR, 7.50%, 4/15/32	595
327,852	GN 596009 30YR, 5.75%, 7/15/32	367
164,726	GN 596023 30YR, 5.75%, 7/15/32	184
202,134	GN 596035 30YR, 5.75%, 8/15/32	226
356,884	GN 596054 30YR, 5.75%, 8/15/32	400
170,035	GN 596071 30YR, 5.75%, 8/15/32	190
242,068	GN 596072 30YR, 5.75%, 7/15/32	271
597,302	GN 596090 30YR, 5.75%, 8/15/32	669
469,797	GN 596135 30YR, 5.75%, 8/15/32	526
376,125	GN 596166 30YR, 5.75%, 8/15/32	421
433,313	GN 596178 30YR, 5.75%, 9/15/32	485
54,071	GN 596184 30YR, 5.75%, 8/15/32	61
204,730	GN 596197 30YR, 5.75%, 8/15/32	229
383,764	GN 596225 30YR, 5.75%, 9/15/32	430
45,787	GN 596230 30YR, 5.75%, 8/15/32	51

Principal or Shares	Security Description	Value (000)
130,772	GN 596231 30YR, 5.75%, 9/15/32	146
273,242	GN 596237 30YR, 5.75%, 9/15/32	306
78,778	GN 596268 30YR, 5.75%, 8/15/32	88
48,145	GN 596312 30YR, 5.75%, 9/15/32	54
70,147	GN 596313 30YR, 5.75%, 9/15/32	79
87,023	GN 596367 30YR, 5.75%, 9/15/32	97
262,095	GN 596396 30YR, 5.75%, 9/15/32	293
643,807	GN 601699 30YR, 5.70%, 12/15/32	722
969,293	GN 601738 30YR, 5.25%, 1/15/33	1,077
483,542	GN 601772 30YR, 5.25%, 1/15/33	537
328,290	GN 601774 30YR, 5.25%, 1/15/33	365
251,616	GN 601775 30YR, 5.70%, 1/15/33	282
302,080	GN 601786 30YR, 5.25%, 2/15/33	336
257,138	GN 601791 30YR, 5.25%, 2/15/33	286
412,741	GN 601810 30YR, 5.25%, 2/15/33	459
460,817	GN 601845 30YR, 5.25%, 2/15/33	512
313,278	GN 601858 30YR, 5.70%, 2/15/33	351
163,278	GN 601871 30YR, 5.75%, 12/15/32	183
1,633,653	GN 601872 30YR, 5.25%, 3/15/33	1,815
81,825	GN 601912 30YR, 5.25%, 3/15/33	91
500,122	GN 601937 30YR, 5.25%, 3/15/33	556
248,900	GN 602002 30YR, 5.25%, 3/15/33	277
268,428	GN 602043 30YR, 5.25%, 4/15/33	298
1,562,327	GN 605099 30YR, 5.50%, 3/15/34	1,749
1,958,540	GN 605301 30YR, 5.50%, 7/15/34	2,193
360,520	GN 613272 30YR, 5.25%, 5/15/33	401
189,838	GN 613354 30YR, 5.45%, 7/15/33	211
127,302	GN 613355 30YR, 5.70%, 4/15/33	143
70,141	GN 613379 30YR, 5.45%, 7/15/33	78
1,066,180	GN 615263 30YR, 6.00%, 6/15/33	1,209
2,778,115	GN 616826 30YR, 5.50%, 1/15/35	3,110
1,501,154	GN 629903 35YR, 5.80%, 6/15/42	1,613
6,809,810	GN 630057 30YR, 5.13%, 4/15/48	7,729
7,008,373	GN 673234 30YR, 6.00%, 11/15/38	7,916
2,370,013	GN 677318 30YR, 6.00%, 9/15/38	2,683
845,417	GN 677378 30YR, 7.00%, 10/15/38	985
1,153,498	GN 690008 30YR, 7.00%, 10/15/38	1,344
1,972,923	GN 697066 30YR, 5.00%, 3/15/39	2,164
3,873,616	GN 698035 30YR, 6.00%, 1/15/39	4,375
8,079,756	GN 698196 30YR, 4.50%, 6/15/39	8,902
8,549,051	GN 701943 30YR, 5.00%, 6/15/39	9,496
7,954,899	GN 704439 30YR, 4.50%, 3/15/39	8,725
7,817,663	GN 710868 30YR, 5.50%, 9/15/39	8,768
2,452,599	GN 713930 30YR, 5.00%, 10/15/39	2,694
928,769	GN 728159 20YR, 5.25%, 11/15/29	1,019
14,297,079	GN 729011 30YR, 4.50%, 2/15/40	15,636
9,530,905	GN 734089 30YR, 4.00%, 12/15/40	10,297
2,086,981	GN 743362 30YR, 4.75%, 6/15/40	2,287
378,583	GN 743363 30YR, 4.25%, 5/15/40	409
301,712	GN 743502 30YR, 4.25%, 6/15/40	326
789,213	GN 743503 30YR, 4.75%, 6/15/40	865
108,646	GN 743610 30YR, 4.25%, 6/15/40	118
656,281	GN 743611 30YR, 4.75%, 6/15/40	719
9,419,667	GN 745183 30YR, 4.50%, 7/15/40	10,302
2,983,911	GN 745852 30YR, 4.00%, 11/15/40	3,224
89,132	GN 747367 30YR, 4.25%, 7/15/40	96
208,739	GN 747368 30YR, 4.75%, 7/15/40	230
291,306	GN 747491 30YR, 4.75%, 7/15/40	321
66,696	GN 747610 30YR, 4.75%, 8/15/40	74
70,052	GN 747740 30YR, 4.25%, 9/15/40	76
377,246	GN 747741 30YR, 4.75%, 9/15/40	413
2,615,914	GN 761040 30YR, 4.25%, 3/15/41	2,826
704,176	GN 761664 30YR, 4.25%, 4/15/41	761
1,362,305	GN 762726 30YR, 4.25%, 3/15/41	1,472
1,937,040	GN 763012 30YR, 4.25%, 4/15/41	2,093
1,633,865	GN 763216 30YR, 4.25%, 4/15/41	1,765

Principal or Shares	Security Description	Value (000)
78,083	GN 768576 30YR, 4.25%, 4/15/41	84
273,611	GN 768721 30YR, 4.25%, 4/15/41	296
433,781	GN 768886 30YR, 4.25%, 6/15/41	469
2,128	GN 780619 15YR, 7.00%, 8/15/12	2
346,122	GN 781324 30YR, 7.00%, 7/15/31	411
262,334	GN 781445 30YR, 8.00%, 11/15/31	312
954,255	GN 781527 30YR, 6.00%, 11/15/32	1,082
1,340,539	GN 781636 30YR, 5.50%, 7/15/33	1,498
1,859,850	GN 781810 30YR, 5.50%, 10/15/34	2,082
6,603,361	GN 781811 30YR, 5.00%, 10/15/34	7,331
6,520,252	GN 782835 30YR, 6.00%, 12/15/39	7,364
6,822,746	GN 782858 30YR, 6.00%, 11/15/39	7,706
11,595,385	GN 783479 30YR, 3.87%, 10/15/41	12,466
98,500,000	GNMA 3.50%, 30YR TBA (c)	103,702
5,000,000	GNMA 3.50%, 30YR TBA (c)	5,250
101,700,000	GNMA 4.00%, 30YR TBA (c)	109,693
10,000,000	GNMA 4.00%, 30YR TBA (c)	10,759
73,120,000	GNMA 4.50%, 30YR TBA (c)	79,884
3,500,000	GNMA 5.00%, 30YR TBA (c)	3,878
756,919	GNR 00-22 FG, 0.49%, 5/16/30	757
186,456	GNR 00-26 DF, 0.68%, 9/20/30	187
463,164	GNR 00-26 FA, 0.83%, 9/20/30	466
762,292	GNR 00-9 FG, 0.89%, 2/16/30	766
533,988	GNR 00-9 FH, 0.79%, 2/16/30	536
1,076,780	GNR 01-11 FB, 0.54%, 9/17/29	1,077
614,320	GNR 01-19 F, 0.79%, 5/16/31	616
115,148	GNR 01-21 FN, 0.49%, 8/16/22	115
2,870,957	GNR 01-22 FG, 0.64%, 5/16/31	2,880
259,055	GNR 01-26 F, 0.64%, 5/16/31	260
1,063,800	GNR 01-31 FA, 0.54%, 6/16/31	1,065
60,813	GNR 01-33 F, 0.73%, 7/20/31	61
1,135,817	GNR 01-35 FA, 0.54%, 8/16/31	1,137
722,375	GNR 01-46 FA, 0.71%, 9/16/31	724
3,275,149	GNR 01-47 FA, 0.69%, 9/16/31	3,290
1,432,864	GNR 01-59 FA, 0.69%, 11/16/24	1,441
897,775	GNR 01-64 F, 0.63%, 11/20/31	899
626,685	GNR 01-65 FV, 0.68%, 2/20/29	629
718,149	GNR 02-11 FJ, 0.78%, 2/20/32	721
762,804	GNR 02-13 FA, 0.79%, 2/16/32	766
320,350	GNR 02-24 FA, 0.79%, 4/16/32	321
259,577	GNR 02-4 FY, 0.74%, 1/16/32	260
397,489	GNR 02-41 HF, 0.69%, 6/16/32	399
1,904,830	GNR 02-48 FG, 0.59%, 12/16/30	1,910
1,749,203	GNR 02-48 FT, 0.49%, 12/16/26	1,751
1,828,954	GNR 02-5 FP, 0.84%, 1/16/32	1,836
1,644,961	GNR 02-72 FA, 0.68%, 10/20/32	1,652
1,624,659	GNR 02-72 FE, 0.68%, 10/20/32	1,632
2,856,159	GNR 02-76 F, 0.49%, 1/16/31	2,859
344,623	GNR 02-76 FY, 0.59%, 12/16/26	346
378,403	GNR 02-79 FB, 0.54%, 11/16/32	379
1,650,485	GNR 03-35 CF, 0.59%, 3/16/33	1,657
5,621,875	GNR 03-67 FP, 1.18%, 8/20/33	5,821
959,798	GNR 03-69 FD, 0.74%, 2/16/29	964
2,814,675	GNR 03-71 FC, 0.78%, 7/20/33	2,832
3,640,711	GNR 03-94 FB, 0.59%, 12/16/30	3,652
1,381,469	GNR 04-105 FH, 0.84%, 9/17/34	1,393
8,082,701	GNR 04-11 F, 0.58%, 2/20/34	8,098
6,460,332	GNR 04-49 F, 0.68%, 11/20/30	6,468
10,301,123	GNR 04-5 PF, 0.83%, 2/20/33	10,352
6,074,596	GNR 04-56 F, 0.68%, 6/20/33	6,102
1,683,697	GNR 04-59 FH, 0.54%, 8/16/34	1,688
2,311,283	GNR 04-73 JM, 0.00%, 9/16/34	2,273
4,409,376	GNR 04-80 FM, 0.58%, 7/20/34	4,410
4,271,338	GNR 05-6 FC, 0.48%, 3/20/33	4,271
1,040,466	GNR 06-47 FA, 0.49%, 8/16/36	1,041
619,504	GNR 06-62 FB, 0.44%, 11/20/36	619

Principal or Shares	Security Description	Value (000)
1,477,748	GNR 06-64 PO, 0.00%, 4/16/34	1,399
5,546,545	GNR 07-51 JF, 0.53%, 6/20/37	5,550
581,942	GNR 07-59 FJ, 0.58%, 7/20/37	584
3,173,730	GNR 07-76 FB, 0.78%, 11/20/37	3,186
1,779,543	GNR 08-2 FH, 0.73%, 1/20/38	1,785
2,310,872	GNR 08-67 UF, 0.73%, 6/20/38	2,319
466,085	GNR 08-70 A, 5.50%, 9/20/35	468
4,181,137	GNR 09-109 FA, 0.68%, 5/16/38	4,192
2,274,930	GNR 09-93 EJ, 3.50%, 5/20/35	2,330
4,432,456	GNR 10-126 QF, 0.74%, 12/16/39	4,432
28,419,788	GNR 10-132 IO, 2.08%, 11/16/52	2,620
2,784,895	GNR 10-57 QF, 0.78%, 5/20/40	2,794
39,905,038	GNR 10-71 IO, 1.515%, 3/16/52	2,605
9,821,921	GNR 11-123 FD, 0.58%, 9/20/41	9,829
7,809,939	GNR 11-52 PF, 0.64%, 4/16/41	7,819
978,677	GNR 97-13 F, 0.81%, 9/16/27	984
3,051,400	GNR 98-2 FA, 0.79%, 1/16/28	3,070
868,366	GNR 99-18 FA, 0.59%, 5/16/29	870
712,708	GNR 99-37 FJ, 0.84%, 10/16/29	718
625,247	GNR 99-40 FE, 0.84%, 11/16/29	627
743,245	GNR 99-40 FK, 0.84%, 11/16/29	746
789,694	GNR 99-45 FC, 0.69%, 12/16/29	791
947,633	GNR 99-45 FH, 0.74%, 12/16/29	950

		1,318,450

NCUA Guaranteed (6%)
8,038,794	NCUA Guaranteed Notes, 0.66%, 11/6/17	8,039
6,236,558	NCUA Guaranteed Notes, 0.67%, 3/6/20	6,233
6,709,559	NCUA Guaranteed Notes, 0.67%, 4/6/20	6,705
3,970,189	NCUA Guaranteed Notes, 0.67%, 5/7/20	3,966
3,540,345	NCUA Guaranteed Notes, 0.69%, 2/6/20	3,539
8,162,527	NCUA Guaranteed Notes, 0.69%, 3/11/20	8,158
5,318,492	NCUA Guaranteed Notes, 0.74%, 10/7/20	5,324
4,926,664	NCUA Guaranteed Notes, 0.76%, 11/5/20	4,927
3,462,800	NCUA Guaranteed Notes, 0.82%, 3/9/21	3,463

		50,354

U.S. Government Agency (3%)
30,000,000	FHLB Disc Note, 0.01%, 3/7/12 (d)	29,999

Total Bonds (Cost-$1,377,917)		1,407,324

Investment Company (Cost-$ 30,713) (3%)
30,713,348	Payden Cash Reserves Money Market Fund *	30,713

Total (Cost-$1,408,630) (a) (149%)		1,438,037
Liabilities in excess of Other Assets (-49%)		(470,137)

Net Assets (100%)		$967,900

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$29,749
Unrealized depreciation	(342)

Net unrealized appreciation	$29,407

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	Yield to maturity at time of purchase.

Payden Core Bond Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (102%)
Asset Backed (1%)
149,765	Chase Funding Mortgage Loan Asset-Backed Cerificates, 0.93%, 11/25/32	$123
3,696,956	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	4,011
114,338	Landmark Mortgage Securities PLC, 1.28%, 6/17/38 GBP (e)	149
184,611	Sequoia Mortgage Trust, 1.08%, 10/20/27	168
70,766	Structured Asset Investment Loan Trust, 1.27%, 9/25/34	59

		4,510

Corporate (49%)
1,200,000	Abu Dhabi National Energy Co. 144A, 4.12%, 3/13/17 (b)	1,218
60,000	Aetna Inc., 4.12%, 6/1/21	64
1,000,000	Ally Financial Inc., 7.50%, 9/15/20 (g)	1,076
3,020,000	Altria Group Inc., 4.75%, 5/5/21	3,347
2,000,000	America Movil SAB de CV, 2.37%, 9/8/16	2,036
4,725,000	American Express Credit Corp., 2.80%, 9/19/16	4,837
3,000,000	American Honda Finance Corp. 144A, 1.03%, 8/5/13 (b)	3,002
35,000	Ameriprise Financial Inc., 5.30%, 3/15/20	39
25,000	AmerisourceBergen Corp., 4.875%, 11/15/19	29
3,830,000	Amgen Inc., 3.87%, 11/15/21	3,997
45,000	Amgen Inc., 4.10%, 6/15/21	48
60,000	Anheuser-Busch InBev Worldwide Inc., 5.375%, 1/15/20	71
3,380,000	Aristotle Holding Inc. 144A, 2.75%, 11/21/14 (b)	3,454
1,325,000	Arizona Public Service Co., 4.50%, 4/1/42	1,361
1,920,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (b)	1,987
3,060,000	BAA Funding Ltd. 144A, 4.87%, 7/15/21 (b)	3,094
2,540,000	Banco Bradesco SA/Cayman Islands 144A, 2.56%, 5/16/14 (b)	2,479
3,080,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (b)	3,118
1,550,000	Banco del Estado de Chile 144A, 4.12%, 10/7/20 (b)	1,612
2,730,000	Banco do Brasil SA/Cayman 144A, 6.00%, 1/22/20 (b)	3,030
2,275,000	Bank of America Corp., 3.70%, 9/1/15	2,258
3,345,000	Bank of New York Mellon Corp., 1.70%, 11/24/14 (g)	3,402
4,190,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,526
860,000	Best Buy Co. Inc., 3.75%, 3/15/16 (g)	857
72,000	BHP Billiton Finance USA Ltd., 4.80%, 4/15/13	76
1,440,000	Boston Properties LP, 3.70%, 11/15/18	1,519
1,000,000	Cablevision Systems Corp., 7.75%, 4/15/18	1,072
2,430,000	Capital One Financial Corp., 3.15%, 7/15/16	2,491
87,000	Cardinal Health Inc., 5.80%, 10/15/16	102
50,000	Caterpillar Financial Services Corp., 4.85%, 12/7/12	52
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.87%, 4/30/18 (g)	1,090
2,590,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	2,975
3,130,000	Chubb Corp., 6.37%, 3/29/67	3,208
1,000,000	CIT Group Inc.144A, 7.00%, 5/4/15 (b)	1,006
2,880,000	Citigroup Inc., 4.45%, 1/10/17	3,006
2,060,000	Citigroup Inc., 5.87%, 1/30/42	2,140
115,000	Coca-Cola Co., 3.625%, 3/15/14	123
1,270,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	1,338
1,170,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	1,367
2,950,000	Commonwealth Bank of Australia 144A, 1.28%, 3/17/14 (b)	2,902
2,935,000	Coventry Health Care Inc., 5.45%, 6/15/21	3,289
75,000	CVS Caremark Corp., 5.75%, 6/1/17	89
2,865,000	CVS Caremark Corp., 6.12%, 9/15/39	3,562
2,510,000	Daimler Finance North America LLC 144A, 1.18%, 3/28/14 (b)	2,466
35,000	Diageo Capital PLC, 5.20%, 1/30/13 (g)	37
4,257,000	Digital Realty Trust LP, 5.87%, 2/1/20	4,593
1,000,000	DineEquity Inc., 9.50%, 10/30/18 (g)	1,095
2,375,000	Dow Chemical Co., 9.40%, 5/15/39	3,706
2,981,000	E.I. du Pont de Nemours & Co., 4.25%, 4/1/21	3,459
80,000	eBay Inc., 3.25%, 10/15/20 (g)	82
1,230,000	Ecopetrol SA, 7.625%, 7/23/19	1,494
1,050,000	Elizabeth Arden Inc., 7.37%, 3/15/21	1,113
1,365,000	Encana Corp., 6.50%, 8/15/34	1,522
1,000,000	Energy Transfer Equity LP, 7.50%, 10/15/20	1,110
4,110,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	4,527
75,000	ERP Operating LP, 5.12%, 3/15/16	82
2,860,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (b)	3,003
1,670,000	Florida Power & Light Co., 4.12%, 2/1/42	1,747
1,100,000	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,200
1,215,000	Gap Inc., 5.95%, 4/12/21	1,168
1,320,000	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22 (g)	1,399
200,000	General Electric Capital Corp., 5.30%, 2/11/21	218
2,910,000	General Electric Capital Corp., 5.875%, 1/14/38	3,195
4,345,000	General Electric Capital Corp., 6.37%, 11/15/67 (g)	4,334
3,025,000	Gilead Sciences Inc., 3.05%, 12/1/16 (g)	3,174

Principal or Shares	Security Description	Value (000)
35,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	37
2,305,000	Goldman Sachs Group Inc., 1.43%, 2/7/14	2,229
2,740,000	Grupo Televisa SA, 6.00%, 5/15/18	3,141
4,465,000	Health Care REIT Inc., 4.70%, 9/15/17	4,681
40,000	Health Care REIT Inc., 4.95%, 1/15/21	41
90,000	Hospira Inc., 6.05%, 3/30/17	99
2,870,000	HSBC USA Inc., 5.00%, 9/27/20 (g)	2,894
1,800,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (b)	1,701
1,865,000	ING Bank NV 144A, 1.59%, 3/15/13 (b)	1,841
3,630,000	Intel Corp., 4.80%, 10/1/41	4,114
1,000,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,046
1,030,000	Interactive Data Corp., 10.25%, 8/1/18	1,146
2,950,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (b) (g)	3,039
35,000	John Deere Capital Corp., 7.00%, 3/15/12	35
65,000	JPMorgan Chase & Co., 4.75%, 5/1/13	68
3,280,000	JPMorgan Chase & Co., 5.40%, 1/6/42	3,386
2,450,000	KazMunayGas National Co., 9.125%, 7/2/18 (f)	2,999
2,815,000	KeyCorp, 6.50%, 5/14/13 (g)	2,990
4,059,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	4,670
2,640,000	Kraft Foods Inc., 6.50%, 2/9/40	3,398
825,000	Kroger Co., 7.50%, 4/1/31	1,089
35,000	Liberty Property LP., 4.75%, 10/1/20	36
3,065,000	Lincoln National Corp., 4.85%, 6/24/21 (g)	3,211
1,000,000	Linn Energy LLC, 7.75%, 2/1/21 (g)	1,083
3,120,000	Lloyds TSB Bank PLC, 2.91%, 1/24/14	3,087
3,430,000	Lockheed Martin Corp., 4.85%, 9/15/41	3,605
1,360,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	1,501
14,000	Marathon Oil Corp., 5.90%, 3/15/18	17
680,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (b)	720
1,710,000	MassMutual Global Funding 144A, 1.07%, 9/27/13 (b)	1,710
690,000	MetLife Inc., 10.75%, 8/1/39	962
1,655,000	MetLife Inc., 6.40%, 12/15/36	1,621
80,000	MetLife Inc., 6.75%, 6/1/16	95
1,480,000	MetLife Institutional Funding 144A, 1.48%, 4/4/14 (b)	1,481
1,000,000	MetroPCS Wireless Inc., 7.87%, 9/1/18 (g)	1,060
145,000	Microsoft Corp., 3.00%, 10/1/20	156
72,000	MidAmerican Energy Holdings Co., 5.875%, 10/1/12	74
2,466,000	MidAmerican Energy Holdings Co., 6.125%, 4/1/36	3,059
1,215,000	Morgan Stanley, 1.53%, 4/29/13	1,185
2,515,000	Morgan Stanley, 3.80%, 4/29/16	2,446
65,000	NASDAQ OMX Group Inc., 5.55%, 1/15/20	68
3,160,000	National Australia Bank Ltd. 144A, 1.50%, 7/25/14 (b)	3,141
904,000	Navistar International Corp., 8.25%, 11/1/21	981
1,050,000	NBTY Inc., 9.00%, 10/1/18	1,166
2,780,000	News America Inc., 6.65%, 11/15/37	3,351
2,215,000	Omnicom Group Inc., 5.90%, 4/15/16	2,534
89,000	Pacific Gas & Electric Co., 4.80%, 3/1/14	96
2,115,000	Pernod-Ricard SA 144A, 4.45%, 1/15/22 (b)	2,214
2,780,000	Petroleos Mexicanos, 6.00%, 3/5/20	3,128
2,340,000	Petronas Capital Ltd., 7.875%, 5/22/22 (f)	3,193
1,050,000	Pinnacle Foods Finance LLC, 8.25%, 9/1/17 (g)	1,129
50,000	PNC Funding Corp., 4.37%, 8/11/20	55
1,580,000	Reliance Holdings USA Inc. 144A, 4.50%, 10/19/20 (b) (g)	1,490
2,150,000	Republic Services Inc., 5.50%, 9/15/19	2,485
1,000,000	Reynolds Group Issuer Inc. 144A, 6.87%, 2/15/21 (b)	1,048
3,625,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	3,595
3,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (b)	2,843
3,045,000	Ryder System Inc., 3.50%, 6/1/17	3,167
2,445,000	Safeway Inc., 3.40%, 12/1/16	2,537
1,000,000	SandRidge Energy Inc., 8.75%, 1/15/20 (g)	1,065
40,000	Sanofi, 2.62%, 3/29/16	42
1,460,000	Sigma Alimentos SA 144A, 5.62%, 4/14/18 (b)	1,497
2,250,000	Southern Co., 1.95%, 9/1/16 (g)	2,296
1,370,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (b)	1,364
1,000,000	Sprint Capital Corp., 6.90%, 5/1/19	858
4,725,000	Symantec Corp., 4.20%, 9/15/20	4,852
890,000	Telecom Italia Capital, 5.25%, 11/15/13	897
1,225,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	1,212
1,515,000	Telefonica Emisiones SAU, 5.46%, 2/16/21	1,508
2,520,000	Teva Pharmaceutical Finance III BV, 1.06%, 3/21/14	2,520
51,000	Time Warner Cable Inc., 5.85%, 5/1/17	59
764,000	Time Warner Cable Inc., 7.50%, 4/1/14	863
1,575,000	Time Warner Inc., 5.37%, 10/15/41	1,751
1,205,000	TransCanada PipeLines Ltd., 7.25%, 8/15/38	1,683
1,553,000	UnitedHealth Group Inc., 5.375%, 3/15/16 (g)	1,800
1,410,000	Vale Overseas Ltd., 5.62%, 9/15/19 (g)	1,581
1,376,000	Vale Overseas Ltd., 6.87%, 11/21/36	1,625
1,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (b)	1,021
4,260,000	Valero Energy Corp., 6.62%, 6/15/37	4,672

Principal or Shares	Security Description	Value (000)
1,920,000	Vedanta Resources PLC 144A, 8.25%, 6/7/21 (b)	1,574
1,640,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (f)	1,755
1,820,000	Virginia Electric & Power Co., 8.87%, 11/15/38	3,029
1,690,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b)	1,682
3,158,000	Vornado Realty LP, 4.25%, 4/1/15	3,300
2,895,000	Waste Management Inc., 7.75%, 5/15/32	4,087
3,340,000	WellPoint Inc., 2.37%, 2/15/17	3,399
35,000	Wells Fargo & Co., 3.67%, 6/15/16	37
3,410,000	Wells Fargo & Co., 4.60%, 4/1/21 (g)	3,752
2,550,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	2,568
2,790,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	2,877
3,120,000	Woodside Finance Ltd. 144A, 4.60%, 5/10/21 (b)	3,232
1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.87%, 5/1/20 (g)	1,125
1,050,000	XM Satellite Radio Inc. 144A, 7.62%, 11/1/18 (b)	1,130
3,955,000	Yum! Brands Inc., 6.87%, 11/15/37 (g)	5,172

		308,932

Foreign Government (3%)
1,700,000	Dominican Republic International Bond 144A, 7.50%, 5/6/21 (b)	1,749
2,050,000	Inter-American Development Bank, 3.875%, 9/17/19	2,361
1,360,000	Republic of Indonesia, 11.625%, 3/4/19 (f)	2,030
1,135,600	Russian Foreign Bond — Eurobond, 7.50%, 3/31/30 (f)	1,349
4,500,000	United Kingdom Gilt, 4.25%, 12/7/40 GBP (e)	8,799

		16,288

Mortgage Backed (35%)
499,999	Bear Stearns Adjustable Rate Mortgage Trust, 2.71%, 10/25/35	403
4,494	Bear Stearns Adjustable Rate Mortgage Trust, 2.75%, 4/25/33	4
1,820,105	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	1,851
5,750,067	FG G02385 30YR, 6.00%, 11/1/36	6,332
11,634,675	FG G06020 30YR, 5.50%, 12/1/39	12,636
3,600,000	FHR 2963 FV, 0.64%, 6/15/34	3,600
12,306,323	FN 254766, 5.00%, 6/1/33	13,355
746,155	FN 725027 30YR, 5.00%, 11/1/33	807
5,660,951	FN 725423, 5.50%, 5/1/34	6,179
5,169,179	FN 725424, 5.50%, 4/1/34	5,642
1,673,579	FN 725425, 5.50%, 4/1/34	1,835
4,529,732	FN 745418 ARM, 5.50%, 4/1/36	4,942
9,499,832	FN 891386 30YR, 5.50%, 10/1/35	10,364
6,650,050	FN 995203, 5.00%, 7/1/35	7,191
9,021,565	FN 995397 30YR, 5.50%, 12/1/38	9,823
4,622,444	FN AE0138 30YR, 4.50%, 3/1/40	4,950
3,894,454	FN AE0888 ARM, 3.56%, 2/1/41	4,085
7,900,000	FNMA 3.50%, 30YR TBA (c)	8,210
45,690,000	FNMA 4.00%, 30YR TBA (c)	48,310
13,115,000	FNMA 4.50%, 30YR TBA (c)	14,019
4,125,000	FNMA 5.50%, 30YR TBA (c)	4,488
2,026,849	FNW 04-W2 4A, 3.26%, 2/25/44	2,087
5,369,395	G2 5140 30YR, 4.50%, 8/20/41	5,869
5,323,957	G2 5175 30YR, 4.50%, 9/20/41	5,819
7,036,832	G2 5259 30YR, 4.00%, 12/20/41	7,593
3,004,709	GN 711522 30YR, 4.50%, 7/15/40	3,316
7,450,000	GNMA 3.50%, 30YR TBA (c)	7,843
300,000	Granite Master Issuer PLC, 0.71%, 12/17/54	181
206,513	Harborview Mortgage Loan Trust, 2.76%, 1/19/35	154
1,058,179	JP Morgan Mortgage Trust, 6.00%, 7/25/36	983
250,156	MLCC Mortgage Investors Inc., 2.22%, 8/25/29	236
64,934	Morgan Stanley Mortgage Loan Trust, 2.17%, 7/25/34	55
3,321,805	Morgan Stanley Mortgage Loan Trust, 5.50%, 11/25/35	3,142
2,022,068	Prime Mortgage Trust, 5.00%, 10/25/35	1,846
146,743	Structured Asset Mortgage Investments Inc., 2.35%, 2/19/35	117
106,607	Structured Asset Mortgage Investments Inc., 4.04%, 7/25/32	105
35,438	Structured Asset Securities Corp., 2.49%, 8/25/32	19
2,297,447	Thornburg Mortgage Securities Trust, 1.01%, 9/25/44	2,016
7,930,000	WaMu Mortgage Pass Through Certificates, 2.48%, 1/25/36	6,049
1,522,885	WaMu Mortgage Pass Through Certificates, 5.18%, 7/25/37	870

		217,326

Municipal (0%)
1,495,000	California State, 7.55%, 4/1/39	2,006
NCUA Guaranteed (3%)
6,708,739	NCUA Guaranteed Notes, 0.66%, 11/6/17	6,709
9,440,298	NCUA Guaranteed Notes, 0.85%, 12/8/20	9,476
5,158,396	NCUA Guaranteed Notes, 2.65%, 10/29/20	5,430
330,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	352

		21,967

U.S. Treasury (11%)
10,400,000	U.S. Treasury Bill, 0.01%, 3/15/12 (d)	10,399
10,000,000	U.S. Treasury Bill, 0.08%, 7/26/12 (d) (h)	9,996
28,300,000	U.S. Treasury Note, 1.00%, 9/30/16	28,782
9,000,000	U.S. Treasury Note, 3.12%, 11/15/41	9,330
22,000,000	U.S. Treasury Strip Principal, 0.00%, 11/15/40	9,008

		67,515

Total Bonds (Cost-$618,979)		638,544

Principal or Shares	Security Description	Value (000)
Investment Company (Cost-$72,074) (11%)
1,492,916	Payden Emerging Markets Bond Fund *	21,229
1,500,000	Payden Emerging Markets Local Bond Fund *	15,240
3,284,965	Payden High Income Fund *	23,159
11,685,677	Payden Cash Reserves Money Market Fund *	11,686

		71,314

Total (Cost-$691,053) (a) (113%)		709,858
Liabilities in excess of Other Assets (-13%)		(80,891)

Net Assets (100%)		$628,967

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$24,230
Unrealized depreciation	(5,425)

Net unrealized appreciation	$18,805

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Yield to maturity at time of purchase.

(e)	Principle in foreign currency.

(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	All or a portion of these securities are on loan. At January 31, 2012, the total market value of the Fund’s securities on loan is $16,705 and the total market value of the collateral held by the Fund is $17,346. Amounts in 000s.

(h)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/27/2012	Brazilian Real (Buy 5,671)	HSBC Securities	$167
2/21/2012	Canadian Dollar (Buy 3,140)	RBC Capital	51
3/27/2012	Euro (Sell 8,038)	Morgan Stanley	240
2/21/2012	Japanese Yen (Buy 713,800)	Royal Bank of Scotland	115
3/13/2012	Malaysian Ringgit (Buy 14,461)	Barclays	146
3/20/2012	Singapore Dollar (Buy 9,956)	Morgan Stanley	227

			$946

Liabilities:
3/27/2012	Australian Dollar (Sell 6,011)	Citigroup	$(236)
2/8/2012	British Pound (Sell 5,593)	HSBC Securities	(93)
3/27/2012	British Pound (Sell 2,943)	Barclays	(36)
2/21/2012	Swedish Krona (Sell 42,750)	State Street	(118)
3/27/2012	Swiss Franc (Sell 5,874)	Barclays	(220)

			$(703)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized (Depreciation) (000s)
102	Long Gilt Future	Mar-12	$(18,873)	$(115)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Barclays	3M US LIBOR	4.00%	Dec-40	$9,400	$(2,746)
UBS Warburg	3M US LIBOR	2.03%	Dec-21	$25,000	(336)

					$(3,082)

Payden Corporate Bond Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (94%)
Corporate (90%)
Capital Goods (1%)
300,000	Textron Inc., 5.60%, 12/1/17	$319
125,000	Waste Management Inc., 7.75%, 5/15/32	176

		495

Consumer Cyclical (8%)
215,000	Altria Group Inc., 4.75%, 5/5/21	238
235,000	CVS Caremark Corp., 6.12%, 9/15/39	292
300,000	Expedia Inc., 7.45%, 8/15/18	338
85,000	Gap Inc., 5.95%, 4/12/21	82
250,000	Iconix Brand Group, Inc. 144A, 2.50%, 6/1/16 (b)	248
200,000	Ltd. Brands Inc., 6.62%, 4/1/21	221
300,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	347
265,000	Pernod-Ricard SA 144A, 4.45%, 1/15/22 (b)	277
400,000	Time Warner Inc., 7.625%, 4/15/31	525
195,000	Western Union Co., 5.93%, 10/1/16	227
200,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.87%, 5/1/20 (f)	225
210,000	Yum! Brands Inc., 6.87%, 11/15/37	275

		3,295

Consumer Non-Cyclical (6%)
100,000	Anheuser-Busch InBev Worldwide Inc., 5.375%, 1/15/20	119
80,000	Anheuser-Busch InBev Worldwide Inc., 8.20%, 1/15/39	126
150,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	148
410,000	Kraft Foods Inc., 6.50%, 2/9/40	528
300,000	Life Technologies Corp., 6.00%, 3/1/20	339
250,000	Mylan Inc. 144A, 7.62%, 7/15/17 (b)	276
295,000	Safeway Inc., 3.40%, 12/1/16	306
250,000	Sigma Alimentos SA 144A, 5.62%, 4/14/18 (b)	256
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	170

		2,268

Energy (8%)
325,000	Encana Corp., 6.50%, 8/15/34	362
250,000	Gazprom OAO Via Gaz Capital SA, 7.288%, 8/16/37 (f) (d)	272
190,000	KazMunayGas National Co., 9.125%, 7/2/18 (d)	233
325,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	374
200,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	221
280,000	National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	398
295,000	Southern Co., 1.95%, 9/1/16	301
210,000	TransCanada PipeLines Ltd., 7.625%, 1/15/39	308
465,000	Valero Energy Corp., 6.62%, 6/15/37	510
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	221

		3,200

Financial (32%)
240,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (b)	243
170,000	Banco do Brasil SA/Cayman 144A, 6.00%, 1/22/20 (b) (f)	189
330,000	Bank of America Corp., 7.625%, 6/1/19	374
845,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	913
180,000	Boston Properties LP, 3.70%, 11/15/18	190
320,000	Capital One Financial Corp., 3.15%, 7/15/16	328
345,000	Citigroup Inc., 4.45%, 1/10/17	360
125,000	Citigroup Inc., 5.87%, 1/30/42	130
115,000	Citigroup Inc., 6.00%, 10/31/33	109
500,000	Citigroup Inc., 6.01%, 1/15/15	544
110,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	116
100,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	117
300,000	Credit Suisse New York, 6.00%, 2/15/18	315
175,000	Digital Realty Trust LP, 5.87%, 2/1/20	189
400,000	FMR LLC 144A, 6.45%, 11/15/39 (b)	437
300,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	368
455,000	General Electric Capital Corp., 4.65%, 10/17/21	482
465,000	General Electric Capital Corp., 5.875%, 1/14/38	510
315,000	General Electric Capital Corp., 6.37%, 11/15/67	314
400,000	Goldman Sachs Group Inc., 3.70%, 8/1/15	407
250,000	Health Care REIT Inc., 3.00%, 12/1/29	296
530,000	HSBC USA Inc., 5.00%, 9/27/20	534

Principal or Shares	Security Description	Value (000)
440,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (b)	466
200,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (b)	206
355,000	JPMorgan Chase & Co., 4.35%, 8/15/21	363
275,000	Lincoln National Corp., 4.85%, 6/24/21 (f)	288
230,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	206
100,000	MetLife Inc., 10.75%, 8/1/39	139
255,000	MetLife Inc., 6.40%, 12/15/36	250
300,000	Morgan Stanley, 6.00%, 5/13/14	315
200,000	MPT Operating Partnership LP, 6.87%, 5/1/21	209
425,000	North Fork Bancorporation Inc., 5.87%, 8/15/12	433
350,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	468
250,000	Pemex Project Funding Master Trust, 6.625%, 6/15/35	283
275,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	273
300,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (b)	284
240,000	Wachovia Capital Trust III, 5.56%, 3/29/49	213
420,000	Wells Fargo & Co., 4.60%, 4/1/21	462
345,000	Woodside Finance Ltd. 144A, 4.60%, 5/10/21 (b)	357

		12,680

Healthcare (6%)
465,000	Amgen Inc., 3.87%, 11/15/21	485
405,000	Coventry Health Care Inc., 5.45%, 6/15/21	454
250,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (b) (f)	236
200,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (b)	204
400,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	425
440,000	WellPoint Inc., 2.37%, 2/15/17 (f)	448

		2,252

Industrial (5%)
150,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (b)	155
450,000	BAA Funding Ltd. 144A, 4.87%, 7/15/21 (b)	455
370,000	Gilead Sciences Inc., 3.05%, 12/1/16	388
205,000	Raytheon Co., 3.12%, 10/15/20	213
395,000	Republic Services Inc., 5.50%, 9/15/19	457
420,000	Ryder System Inc., 3.50%, 6/1/17	437

		2,105

Material (2%)
155,000	Dow Chemical Co., 9.40%, 5/15/39	242
240,000	E.I. du Pont de Nemours & Co., 4.25%, 4/1/21 (f)	278
200,000	Vale Overseas Ltd., 6.87%, 11/21/36	236

		756

Real Estate Investment Trust (2%)
330,000	Health Care REIT Inc., 4.70%, 9/15/17	346
280,000	Vornado Realty LP, 4.25%, 4/1/15	293

		639

Technology (5%)
460,000	Intel Corp., 4.80%, 10/1/41	521
300,000	International Business Machines Corp., 5.87%, 11/29/32	390
220,000	Lockheed Martin Corp., 4.85%, 9/15/41	231
200,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	220
390,000	Symantec Corp., 4.20%, 9/15/20	401

		1,763

Telecommunication (8%)
265,000	America Movil SAB de CV, 2.37%, 9/8/16	270
300,000	American Tower Corp., 4.62%, 4/1/15	314
250,000	AT&T Inc., 6.55%, 2/15/39	317
250,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (b)	273
100,000	Comcast Corp., 6.40%, 5/15/38	122
210,000	Grupo Televisa SA, 6.00%, 5/15/18	241
300,000	News America Inc., 6.40%, 12/15/35	344
225,000	Telecom Italia Capital, 5.25%, 11/15/13	227
320,000	Telefonica Emisiones SAU, 5.46%, 2/16/21	318
60,000	Telefonica Emisiones SAU, 7.045%, 6/20/36	62
100,000	Time Warner Entertainment Co. LP, 8.375%, 7/15/33	133
100,000	Time Warner Inc., 5.37%, 10/15/41	111
200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	277
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (d)	214

		3,223

Transportation (1%)
450,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	457
Utility (6%)
160,000	Arizona Public Service Co., 4.50%, 4/1/42	164
200,000	Ecopetrol SA, 7.625%, 7/23/19	243

Principal or Shares	Security Description	Value (000)
205,000	Florida Power & Light Co., 4.12%, 2/1/42	214
300,000	Florida Power & Light Co., 5.69%, 3/1/40	387
250,000	MidAmerican Energy Holdings Co., 6.125%, 4/1/36	310
140,000	National Grid PLC, 6.30%, 8/1/16	162
225,000	Sempra Energy, 9.80%, 2/15/19	307
225,000	Virginia Electric & Power Co., 8.87%, 11/15/38	374

		2,161

Total Corporate		35,294

Foreign Government (1%)
260,000	United Kingdom Gilt, 4.25%, 12/7/40 GBP (c)	508
U.S. Treasury (3%)
900,000	U.S. Treasury Bill, 0.02%, 3/15/12 (e)	900
100,000	U.S. Treasury Bill, 0.07%, 7/26/12 (e) (g)	100

		1,000

Total Bonds (Cost-$34,404)		36,802

Preferred Stock (Cost-$889) (2%)
8,600	General Motors Co.	344
9,500	PNC Capital Trust E	251
9,600	Vornado Realty Trust	255

		850

Investment Company (Cost-$995) (3%)
114,943	Payden High Income Fund *	810
195,200	Payden Cash Reserves Money Market Fund *	195

		1,005

Total (Cost-$36,288) (a) (99%)		38,657
Other Assets, net of Liabilities (1%)		403

Net Assets (100%)		$39,060

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,522
Unrealized depreciation	(153)

Net unrealized appreciation	$2,369

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principle in foreign currency.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.

(f)	All or a portion of these securities are on loan. At January 31, 2012, the total market value of the Fund’s securities on loan is $1,821 and the total market value of the collateral held by the Fund is $1,880. Amounts in 000s.

(g)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liability:
2/8/2012	British Pound (Sell 319)	HSBC Securities	$(5)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized (Depreciation) (000s)
6	Long Gilt Future	Mar-12	$(1,110)	$(7)

Payden High Income Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Corporate Bonds (93%)
Airport/Port (1%)
2,580,000	Delta Air Lines Inc. 144A, 9.50%, 9/15/14 (b)	$2,761
4,500,000	TAM Capital 3 Inc. 144A, 8.37%, 6/3/21 (b)	4,703
2,970,000	United Air Lines Inc. 144A, 9.875%, 8/1/13 (b)	3,119

		10,583

Consumer Cyclical (16%)
2,985,000	ACCO Brands Corp., 7.625%, 8/15/15 (d)	3,075
4,555,000	AMC Entertainment Inc., 8.75%, 6/1/19 (d)	4,828
2,530,000	Avis Budget Car Rental LLC, 7.625%, 5/15/14	2,577
5,250,000	Boyd Gaming Corp., 9.12%, 12/1/18 (d)	5,289
3,000,000	Burger King Corp, 9.87%, 10/15/18 (d)	3,315
2,650,000	Caesars Entertainment Operating Co. Inc., 11.25%, 6/1/17 (d)	2,885
1,000,000	Caesars Entertainment Operating Co. Inc., 12.75%, 4/15/18	855
4,000,000	Cedar Fair LP, 9.12%, 8/1/18	4,455
5,600,000	Chrysler Group LLC/CG Co-Issuer Inc. 144A, 8.00%, 6/15/19 (b) (d)	5,404
4,000,000	CityCenter Holdings LLC, 7.62%, 1/15/16	4,220
3,536,000	CKE Restaurants Inc., 11.37%, 7/15/18 (d)	4,031
3,800,000	ClubCorp Club Operations Inc., 10.00%, 12/1/18	3,809
1,145,000	Constellation Brands Inc., 7.25%, 5/15/17 (d)	1,288
3,130,000	Constellation Brands Inc., 7.25%, 9/1/16	3,529
3,700,000	DineEquity Inc., 9.50%, 10/30/18	4,051
3,435,000	Easton-Bell Sports Inc., 9.75%, 12/1/16	3,813
4,110,000	Elizabeth Arden Inc., 7.37%, 3/15/21 (d)	4,357
3,050,000	Equinox Holdings Inc. 144A, 9.50%, 2/1/16 (b)	3,202
2,710,000	Gap Inc., 5.95%, 4/12/21	2,604
2,790,000	Hanesbrands Inc., 8.00%, 12/15/16	3,090
4,500,000	Hertz Corp., 6.75%, 4/15/19	4,669
5,505,000	Host Hotels & Resorts LP, 5.87%, 6/15/19 (d)	5,877
1,985,000	Jarden Corp., 7.50%, 5/1/17	2,139
2,800,000	Jarden Corp., 8.00%, 5/1/16	3,059
4,920,000	KB Home, 6.25%, 6/15/15	4,877
2,850,000	Landry’s Restaurant Inc., 11.625%, 12/1/15	3,071
3,440,000	Lennar Corp., 5.60%, 5/31/15	3,569
4,150,000	Levi Strauss & Co., 7.62%, 5/15/20 (d)	4,357
655,000	Levi Strauss & Co., 8.875%, 4/1/16 (d)	684
2,500,000	Ltd. Brands Inc., 6.62%, 4/1/21	2,762
3,500,000	Ltd. Brands Inc., 6.90%, 7/15/17	3,832
5,200,000	MGM Resorts International 144A, 8.62%, 2/1/19 (b) (d)	5,434
3,775,000	MGM Resorts International, 6.75%, 4/1/13	3,869
5,000,000	NBTY Inc., 9.00%, 10/1/18	5,550
2,000,000	Needle Merger Sub. Corp. 144A, 8.12%, 3/15/19 (b)	1,953
2,000,000	Number Merger Sub Inc. 144A, 11.00%, 12/15/19 (b)	2,118
855,000	Penn National Gaming Inc., 8.75%, 8/15/19	952
3,540,000	Pinnacle Entertainment Inc., 7.50%, 6/15/15 (d)	3,629
4,500,000	PVH Corp., 7.37%, 5/15/20 (d)	4,995
4,750,000	RadioShack Corp., 6.75%, 5/15/19	4,014
3,170,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	3,408
3,300,000	Rite Aid Corp., 10.375%, 7/15/16	3,523
3,080,000	Sealy Mattress Co., 8.25%, 6/15/14 (d)	2,895
2,335,000	Sears Holding Corp., 6.62%, 10/15/18	1,909
2,000,000	Sonic Automotive Inc., 9.00%, 3/15/18 (d)	2,160
4,325,000	Susser Holdings LLC, 8.50%, 5/15/16	4,714
2,860,000	Toys R Us Property Co. LLC, 8.50%, 12/1/17	3,078
3,150,000	WMG Acquisition Corp., 9.50%, 6/15/16	3,441
4,300,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.87%, 5/1/20 (d)	4,838

		172,053

Consumer Non-Cyclical (8%)
7,855,000	Alliance One International Inc., 10.00%, 7/15/16	7,678

Principal or Shares	Security Description	Value (000)
5,240,000	American Achievement Corp. 144A, 10.87%, 4/15/16 (b)	3,904
8,610,000	ARAMARK Corp., 8.50%, 2/1/15	8,868
3,290,000	B&G Foods Inc., 7.62%, 1/15/18	3,557
3,100,000	C&S Group Enterprises LLC 144A, 8.37%, 5/1/17 (b)	3,344
4,365,000	Central Garden & Pet Co., 8.25%, 3/1/18	4,420
3,270,000	CEDC Finance Corp. International Inc. 144A, 9.125%, 12/1/16 (b)	2,322
2,000,000	Corrections Corp. of America, 7.75%, 6/1/17 (d)	2,181
4,815,000	Dean Foods Co., 7.00%, 6/1/16 (d)	4,863
4,600,000	DynCorp International Inc., 10.37%, 7/1/17 (d)	4,082
2,760,000	Ingles Markets Inc., 8.875%, 5/15/17 (d)	3,036
2,180,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	2,147
3,280,000	JBS SA 144A, 10.50%, 8/4/16 (b) (d)	3,444
4,400,000	Michael Foods Inc., 9.75%, 7/15/18	4,785
3,000,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (b) (d)	2,813
1,295,000	New Albertson’s Inc., 8.00%, 5/1/31 (d)	1,046
3,155,000	Pinnacle Foods Finance LLC, 10.625%, 4/1/17 (d)	3,352
4,500,000	Reynolds Group Issuer Inc. 144A, 9.00%, 4/15/19 (b)	4,500
4,300,000	Stater Bros. Holdings Inc., 7.37%, 11/15/18 (d)	4,633
4,115,000	SUPERVALU Inc., 7.50%, 11/15/14 (d)	4,213
1,980,000	SUPERVALU Inc., 8.00%, 5/1/16 (d)	2,069

		81,257

Energy (12%)
2,585,000	AmeriGas Finance LLC, 7.00%, 5/20/22	2,598
2,500,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, 5/20/21	2,494
4,000,000	BreitBurn Energy Partners LP, 8.62%, 10/15/20	4,240
3,500,000	Chesapeake Energy Corp., 6.12%, 2/15/21	3,465
325,000	Chesapeake Energy Corp., 6.50%, 8/15/17	336
1,000,000	Chesapeake Energy Corp., 6.875%, 11/15/20	1,030
2,750,000	Chesapeake Midstream Partners LP 144A, 6.12%, 7/15/22 (b)	2,802
2,500,000	Cimarex Energy Co.,7.125%, 5/1/17 (d)	2,619
3,915,000	Consol Energy Inc., 8.00%, 4/1/17	4,248
4,750,000	Copano Energy LLC/Copano Energy Finance Corp., 7.12%, 4/1/21 (d)	4,916
3,000,000	Denbury Resources Inc., 9.75%, 3/1/16	3,367
1,920,000	El Paso Corp., 6.50%, 9/15/20	2,107
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,398
1,360,000	Encore Acquisition Co., 9.50%, 5/1/16	1,532
4,300,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., 10.00%, 12/1/20	4,655
5,450,000	Energy Transfer Equity LP, 7.50%, 10/15/20	6,049
4,855,000	EXCO Resources Inc., 7.50%, 9/15/18	4,248
3,030,000	Forest Oil Corp., 7.25%, 6/15/19 (d)	3,045
5,050,000	Inergy Finance LP, 7.00%, 10/1/18	4,936
3,000,000	Linn Energy LLC, 7.75%, 2/1/21 (d)	3,247
2,000,000	Linn Energy LLC, 8.62%, 4/15/20	2,230
5,050,000	MarkWest Energy Partners LP, 6.25%, 6/15/22	5,391
2,450,000	Newfield Exploration Co., 6.625%, 4/15/16	2,530
1,000,000	Newfield Exploration Co., 6.875%, 2/1/20 (d)	1,075
3,800,000	Niska Gas Storage, 8.87%, 3/15/18	3,672
4,000,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/1/18 (b)	4,152
3,000,000	Plains Exploration & Production Co., 6.62%, 5/1/21	3,233
2,450,000	Plains Exploration & Production Co., 6.75%, 2/1/22 (d)	2,677
4,300,000	Puget Energy Inc., 6.00%, 9/1/21	4,512
4,300,000	Sabine Pass LNG LP, 7.50%, 11/30/16 (d)	4,504
3,200,000	SandRidge Energy Inc., 8.75%, 1/15/20	3,408
2,600,000	SESI LLC 144A, 7.12%, 12/15/21 (b)	2,828
3,000,000	Targa Resources Partners LP 144A, 6.87%, 2/1/21 (b)	3,143
2,350,000	Targa Resources Partners LP, 8.25%, 7/1/16	2,491
3,528,000	Tesoro Corp., 6.625%, 11/1/15 (d)	3,625
5,000,000	Whiting Petroleum Corp., 6.50%, 10/1/18	5,338
5,075,000	WPX Energy Inc. 144A, 6.00%, 1/15/22 (b)	5,081

		123,222

Financial (13%)
4,220,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (b)	4,009
1,810,000	Ally Financial Inc., 7.50%, 12/31/13	1,910
13,500,000	Ally Financial Inc., 7.50%, 9/15/20 (d)	14,529

Principal or Shares	Security Description	Value (000)
4,000,000	Ally Financial Inc., 8.00%, 3/15/20	4,410
5,675,000	BAC Capital Trust VI, 5.625%, 3/8/35 (d)	4,773
4,000,000	Chiron Merger Sub Inc. 144A, 10.50%, 11/1/18 (b)	4,090
3,800,000	Citigroup Capital XXI, 8.30%, 12/21/57 (d)	3,877
20,200,000	CIT Group Inc.144A, 7.00%, 5/4/15 (b)	20,326
4,580,000	Ford Motor Credit Co. LLC, 12.00%, 5/15/15	5,748
4,500,000	Ford Motor Credit Co. LLC, 5.87%, 8/2/21	4,930
7,400,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	9,079
2,900,000	Halyk Savings Bank of Kazakhstan JSC 144A, 7.25%, 1/28/21 (b)	2,813
3,500,000	Hartford Financial Services Group Inc., 8.125%, 6/15/38 (d)	3,684
2,500,000	Health Care REIT Inc., 3.00%, 12/1/29	2,963
4,100,000	Icahn Enterprises LP, 7.75%, 1/15/16	4,284
4,000,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (b)	3,660
4,500,000	Interactive Data Corp., 10.25%, 8/1/18	5,006
3,230,000	Intercorp Retail Trust 144A, 8.87%, 11/14/18 (b)	3,424
5,350,000	International Lease Finance Corp., 5.65%, 6/1/14	5,343
3,600,000	International Lease Finance Corp., 5.75%, 5/15/16	3,553
8,500,000	International Lease Finance Corp., 8.25%, 12/15/20 (d)	9,095
1,650,000	International Lease Finance Corp., 8.62%, 9/15/15 (d)	1,786
3,500,000	Leucadia National Corp., 7.125%, 3/15/17 (d)	3,631
5,250,000	Springleaf Finance Corp., 6.90%, 12/15/17 (d)	4,095
5,600,000	UPCB Finance III Ltd. 144A, 6.62%, 7/1/20 (b)	5,740
3,000,000	XL Group PLC, 6.50%, 12/29/49	2,531

		139,289

Healthcare (8%)
1,225,000	Apria Healthcare Group Inc., 11.25%, 11/1/14	1,285
1,000,000	Apria Healthcare Group Inc., 12.375%, 11/1/14 (d)	1,002
4,660,000	Bausch & Lomb Inc., 9.875%, 11/1/15	4,905
4,000,000	Beagle Acquisition Corp. 144A, 11.00%, 12/31/19 (b)	4,340
2,760,000	Biomet Inc., 10.00%, 10/15/17 (d)	2,995
1,000,000	CHS/Community Health Systems Inc. 144A, 8.00%, 11/15/19 (b)	1,029
5,477,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15 (d)	5,710
4,000,000	Gilead Sciences Inc., 0.62%, 5/1/13	5,290
5,000,000	Hanger Orthopedic Group Inc., 7.12%, 11/15/18	5,250
4,750,000	HCA Inc., 6.50%, 2/15/20	5,047
1,000,000	HCA Inc., 7.25%, 9/15/20	1,081
2,040,000	HCA Inc., 7.50%, 11/6/33 (d)	1,846
4,950,000	HCA Inc., 7.50%, 2/15/22	5,309
1,000,000	HCA Inc., 7.87%, 2/15/20 (d)	1,099
500,000	Healthsouth Corp., 7.25%, 10/1/18	519
4,350,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (b)	4,111
5,300,000	MPT Operating Partnership LP, 6.87%, 5/1/21	5,525
4,260,000	Mylan Inc. 144A, 7.62%, 7/15/17 (b)	4,702
2,325,000	Patheon Inc. 144A, 8.62%, 4/15/17 (b)	1,918
1,412,000	Tenet Healthcare Corp., 10.00%, 5/1/18	1,634
1,000,000	Tenet Healthcare Corp., 8.00%, 8/1/20	1,038
4,725,000	United Surgical Partners International Inc., 8.875%, 5/1/17	4,973
2,915,000	US Oncology Inc. 144A Escrow, 9.125%, 8/15/17 (b)	—
5,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (b)	5,106
2,500,000	Vanguard Health Holding Co. LLC, 8.00%, 2/1/18	2,631
6,300,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	6,694

		85,039

Industrial (12%)
4,110,000	AK Steel Corp., 7.62%, 5/15/20 (d)	4,079
4,000,000	Amsted Industries Inc. 144A, 8.12%, 3/15/18 (b)	4,340
5,200,000	Arch Coal Inc. 144A, 7.00%, 6/15/19 (b)	5,239
4,400,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (b)	4,554
2,210,000	Berry Plastics Corp., 8.25%, 11/15/15	2,381
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (b) (d)	2,280
4,600,000	Case New Holland Inc., 7.87%, 12/1/17	5,324
3,790,000	Cemex SAB de CV 144A, 9.00%, 1/11/18 (b)	3,316
5,000,000	CHC Helicopter SA 144A, 9.25%, 10/15/20 (b)	4,937
4,500,000	CMA CGM SA 144A, 8.50%, 4/15/17 (b)	2,047
5,500,000	Dana Holding Corp., 6.50%, 2/15/19	5,878

Principal or Shares	Security Description	Value (000)
4,900,000	Exide Technologies, 8.62%, 2/1/18	4,067
2,148,000	Goodyear Tire & Rubber Co., 10.50%, 5/15/16 (d)	2,363
3,025,000	Iron Mountain Inc., 7.75%, 10/1/19	3,327
3,800,000	Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	4,261
4,500,000	Lear Corp., 8.12%, 3/15/20	5,046
3,455,000	Masco Corp., 6.125%, 10/3/16	3,661
5,540,000	Metinvest BV 144A, 8.75%, 2/14/18 (b)	4,848
5,560,000	Mobile Mini Inc., 7.87%, 12/1/20 (d)	5,762
2,500,000	Mohawk Industries Inc., 6.87%, 1/15/16	2,731
3,140,000	Navios Maritime Holdings Inc., 8.875%, 11/1/17 (d)	3,124
3,131,000	Navistar International Corp., 8.25%, 11/1/21 (d)	3,397
6,000,000	Peabody Energy Corp. 144A, 6.25%, 11/15/21 (b)	6,210
4,950,000	Swift Services Holdings Inc., 10.00%, 11/15/18 (d)	5,402
4,650,000	Texas Industries Inc., 9.25%, 8/15/20 (d)	4,354
3,510,000	TransDigm Inc., 7.75%, 12/15/18	3,861
3,045,000	Triumph Group Inc., 8.62%, 7/15/18	3,410
4,500,000	United Rentals North America Inc., 9.25%, 12/15/19	4,995
4,080,000	United States Steel Corp., 7.37%, 4/1/20 (d)	4,162
5,800,000	Vedanta Resources PLC 144A, 8.25%, 6/7/21 (b)	4,756
5,990,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b)	5,960
2,825,000	Western Express Inc. 144A, 12.50%, 4/15/15 (b)	1,469

		131,541

Material (4%)
3,500,000	Boise Paper Holdings LLC, 8.00%, 4/1/20	3,762
4,500,000	Fibria Overseas Finance Ltd. 144A, 6.75%, 3/3/21 (b)	4,394
3,700,000	FMG Resources August 2006 Pty Ltd. 144A, 6.87%, 2/1/18 (b)	3,783
3,000,000	FMG Resources August 2006 Pty. Ltd. 144A, 8.25%, 11/1/19 (b)	3,232
3,700,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18 (d)	3,709
4,900,000	Huntsman International LLC, 8.62%, 3/15/21 (d)	5,402
3,942,000	Libbey Glass Inc., 10.00%, 2/15/15	4,238
2,930,000	Nova Chemicals Corp., 8.375%, 11/1/16	3,267
2,000,000	PolyOne Corp., 7.37%, 9/15/20 (d)	2,160
3,100,000	Solutia Inc., 7.87%, 3/15/20 (d)	3,658
3,250,000	Weyerhaeuser Co., 7.375%, 10/1/19	3,712

		41,317

Technology (3%)
4,970,000	Equinix Inc., 8.12%, 3/1/18	5,542
2,300,000	Fidelity National Information Services Inc., 7.62%, 7/15/17	2,530
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (b)	2,254
2,424,000	First Data Corp., 12.62%, 1/15/21	2,357
542,000	First Data Corp., 9.875%, 9/24/15 (d)	534
5,485,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16 (d)	6,020
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20 (d)	3,824
1,500,000	SunGard Data Systems Inc., 7.37%, 11/15/18 (d)	1,590
3,395,000	SunGard Data Systems Inc., 10.25%, 8/15/15	3,531
3,000,000	VeriSign Inc., 3.25%, 8/15/37	3,731

		31,913

Telecommunication (13%)
4,200,000	Avaya Inc. 144A, 7.00%, 4/1/19 (b)	4,116
2,500,000	Cablevision Systems Corp., 7.75%, 4/15/18	2,681
1,655,000	Cablevision Systems Corp., 8.625%, 9/15/17	1,854
3,300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21	3,448
6,650,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.87%, 4/30/18	7,248
1,000,000	CCO Holdings LLC, 7.37%, 6/1/20	1,085
5,000,000	CenturyLink Inc., 6.45%, 6/15/21 (d)	5,277
3,735,000	Cincinnati Bell Inc., 8.75%, 3/15/18 (d)	3,614
3,820,000	Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17	4,231
5,000,000	CommScope Inc. 144A, 8.25%, 1/15/19 (b)	5,225
3,495,000	Crown Castle International Corp., 9.00%, 1/15/15	3,827
3,330,000	CSC Holdings LLC, 7.87%, 2/15/18 (d)	3,738
3,490,000	CSC Holdings LLC, 8.62%, 2/15/19 (d)	4,092
4,750,000	DISH DBS Corp., 6.75%, 6/1/21	5,201
3,400,000	Entravision Communications Corp., 8.75%, 8/1/17 (d)	3,502
2,000,000	Frontier Communications Corp., 8.125%, 10/1/18	2,005

Principal or Shares	Security Description	Value (000)
2,100,000	Frontier Communications Corp., 8.25%, 4/15/17 (d)	2,126
12,150,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	12,712
3,875,000	Lamar Media Corp., 7.87%, 4/15/18 (d)	4,253
2,066,000	Level 3 Financing Inc., 9.25%, 11/1/14	2,128
4,000,000	Liberty Mutual Group Inc. 144A, 7.80%, 3/15/37 (b)	3,780
3,000,000	Mediacom LLC, 9.125%, 8/15/19 (d)	3,270
5,000,000	MetroPCS Wireless Inc., 7.87%, 9/1/18 (d)	5,300
2,730,000	Nextel Communications Inc., 7.375%, 8/1/15	2,655
2,400,000	Pacnet Ltd. 144A, 9.25%, 11/9/15 (b)	2,220
5,160,000	Qwest Communications International Inc., 7.50%, 2/15/14	5,196
1,000,000	Qwest Communications International Inc., 8.00%, 10/1/15	1,078
4,000,000	SBA Communications Corp., 1.87%, 5/1/13	4,755
1,230,000	Sprint Capital Corp., 6.875%, 11/15/28	918
14,000,000	Sprint Capital Corp., 6.90%, 5/1/19	12,005
3,030,000	Sprint Nextel Corp., 6.00%, 12/1/16	2,689
4,400,000	TW Telecom Holdings Inc., 8.00%, 3/1/18	4,785
3,000,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (c)	3,210
2,850,000	Windstream Corp. 144A, 7.50%, 6/1/22 (b)	3,000
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,421
1,000,000	Windstream Corp., 7.875%, 11/1/17 (d)	1,110
3,600,000	XM Satellite Radio Inc. 144A, 7.62%, 11/1/18 (b)	3,875

		143,630

Utility (3%)
2,490,000	AES Corp. 144A, 7.37%, 7/1/21 (b)	2,764
4,775,000	AES Corp., 8.00%, 10/15/17	5,384
1,170,000	AES Corp., 8.00%, 6/1/20	1,334
3,700,000	Calpine Corp. 144A, 7.25%, 10/15/17 (b)	3,885
1,800,000	Calpine Corp. 144A, 7.87%, 7/31/20 (b)	1,948
7,445,000	Edison Mission Energy, 7.00%, 5/15/17	4,355
1,430,000	Edison Mission Energy, 7.625%, 5/15/27	772
3,700,000	GenOn Energy Inc., 9.87%, 10/15/20	3,459
2,025,000	Intergen NV 144A, 9.00%, 6/30/17 (b)	2,157
4,000,000	NRG Energy Inc. 144A, 7.62%, 5/15/19 (b)	3,840
3,170,000	NRG Energy Inc., 8.50%, 6/15/19 (d)	3,202
2,800,000	PetroBakken Energy Ltd. 144A, 8.62%, 2/1/20 (b)	2,870

		35,970

Total Corporate Bonds (Cost-$961,081)		995,814

Investment Company (Cost-$55,438) (5%)
55,437,853	Payden Cash Reserves Money Market Fund *	55,438

Total (Cost-$1,016,519) (a) (98%)		1,051,252
Other Assets, net of Liabilities (2%)		18,876

Net Assets (100%)		$1,070,128

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$54,621
Unrealized depreciation	(19,888)

Net unrealized appreciation	$34,733

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	All or a portion of these securities are on loan. At January 31, 2012, the total market value of the Fund’s securities on loan is $138,063 and the total market value of the collateral held by the Fund is $143,566. Amounts in 000s.

Payden Value Leaders Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Stock (99%)
Consumer Discretionary (8%)
101,600	Cablevision Systems Corp.	$1,478
58,400	CBS Corp.	1,487
48,200	Cinemark Holdings Inc.	950
24,400	General Motors Co.	977
64,800	Leggett & Platt Inc. (b)	1,391
137,400	Regal Entertainment Group (b)	1,711

		7,994

Consumer Staple (9%)
76,700	Avon Products Inc.	1,363
69,200	Altria Group Inc. (c)	1,965
23,600	HJ Heinz Company	1,224
17,200	Kimberly-Clark Corp.	1,231
24,900	Philip Morris International Inc.	1,862
42,600	Reynolds American Inc.	1,671

		9,316

Energy (13%)
17,600	ConocoPhillips	1,200
51,300	Enbridge Energy Partners LP (b)	1,662
29,100	Energy Transfer Equity LP (b)	1,244
25,800	Energy Transfer Partners LP (b)	1,273
37,100	Enterprise Products Partners LP (b)	1,792
19,100	Plains All American Pipeline LP (b)	1,490
42,600	Targa Resources Partners LP (b)	1,673
32,600	Williams Partners LP	2,034

		12,368

Financial (12%)
74,800	Ares Capital Corp.	1,905
60,000	First Republic Bank	1,503
39,300	HCP Inc. (b)	1,652
78,700	MetLife Inc.	2,010
114,900	New York Community Bancorp Inc. (b)	1,458
51,300	NYSE Euronext	1,363
48,800	US Bancorp	1,244
97,700	Valley National Bancorp (b)	1,165

		12,300

Healthcare (6%)
30,400	Bristol-Myers Squibb Co.	980
24,900	Eli Lilly & Co.	990
51,900	Merck & Co. Inc.	1,986
91,500	Pfizer Inc.	1,958

		5,914

Industrial (8%)
88,300	General Electric Co.	1,652
24,500	Lockheed Martin Corp.	2,017
73,500	Pitney Bowes Inc. (b)	1,394
36,300	Plum Creek Timber Co (b)	1,408
42,300	Waste Management Inc. (b)	1,470

		7,941

Real Estate Investment Trust (12%)
58,700	BioMed Realty Trust Inc.	1,090

Principal or Shares	Security Description	Value (000)
146,500	Duke Realty Investments (b)	1,962
35,200	Health Care REIT Inc. (b)	2,014
50,500	Liberty Property Trust (b)	1,681
26,600	Macerich Co. (b)	1,444
78,300	Public Storage	1,965
75,900	Vornado Realty Trust (b)	2,014

		12,170

Technology (6%)
38,400	CA Inc.	990
37,000	Intel Corp.	978
84,400	Molex Inc.	1,848
57,000	Paychex Inc.	1,795

		5,611

Telecommunication (8%)
68,900	AT&T Inc.	2,026
49,800	CenturyLink Inc.	1,844
52,400	Verizon Communications Inc.	1,973
130,100	Windstream Corp. (b)	1,570

		7,413

Utility (17%)
64,000	Ameren Corp.	2,025
51,100	American Electric Power Co. Inc.	2,022
36,000	Exelon Corp.	1,432
18,500	Integrys Energy Group Inc. (b)	960
102,800	Pepco Holdings Inc. (b)	2,021
34,200	Pinnacle West Capital Corp.	1,616
59,900	PPL Corp.	1,665
43,500	Southern Co.	1,982
92,100	Teco Energy, Inc. (b)	1,662
33,500	Westar Energy Inc.	953

		16,338

Total Stock (Cost-$93,438)		97,365

Investment Company (Cost-$2,121) (2%)
2,120,524	Payden Cash Reserves Money Market Fund *	2,121

Total (Cost-$95,559) (a) (101%)		99,486
Liabilities in excess of Other Assets (-1%)		(1,399)

Net Assets (100%)		$98,087

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$4,392
Unrealized depreciation	(465)

Net unrealized appreciation	$3,927

(b)	All or a portion of these securities are on loan. At January 31, 2012, the total market value of the Fund’s securities on loan is $17,342 and the total market value of the collateral held by the Fund is $17,786. Amounts in 000s.

(c)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Payden U.S. Growth Leaders Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Common Stock (99%)
Consumer Discretionary (15%)
1,700	Amazon.com Inc. (b)	$331
4,500	Bed Bath & Beyond Inc. (b)	273
3,500	Dollar Tree Inc. (b)	297
7,100	Dunkin’ Brands Group Inc. (b) (c)	196
5,700	McDonald’s Corp.	565
2,800	NIKE Inc.	291
5,500	Nordstrom Inc.	272
400	priceline.com Inc. (b)	212
6,900	Yum! Brands Inc.	437

		2,874

Consumer Staple (8%)
5,300	Coca-Cola Co.	358
2,500	Costco Wholesale Corp.	206
5,400	Kraft Foods Inc.	207
4,400	PepsiCo Inc.	289
5,400	Philip Morris International Inc.	404
3,300	Wal-Mart Stores Inc.	202

		1,666

Energy (15%)
4,000	Apache Corp.	396
5,600	Cameron International Corp. (b)	298
3,900	ConocoPhillips	266
6,100	Devon Energy Corp.	389
10,800	Exxon Mobil Corp.	904
16,900	Halliburton Co.	622

		2,875

Financial (1%)
6,500	Marsh & McLennan Cos. Inc.	205
Healthcare (4%)
6,200	Conventry Health Care Inc. (b)	187
4,900	Gilead Sciences Inc. (b)	239
14,300	Pfizer Inc.	306

		732

Industrial (14%)
4,600	3M Co.	399
2,500	Boeing Co.	186
2,000	Caterpillar Inc.	218
3,100	Cummins Inc.	322
6,100	Danaher Corp.	320
4,200	Deere & Co.	362
10,200	General Electric Co.	191
1,700	Precision Castparts Corp.	278
17,900	Terex Corp.	354
2,500	United Technologies Corp.	196

		2,826

Principal or Shares	Security Description	Value (000)
Material (9%)
3,500	FMC Corp.	324
5,000	Freeport-McMoRan Copper & Gold Inc.	231
3,700	Monsanto Co.	304
4,200	Newmont Mining Corp.	258
3,000	Praxair Inc.	319
8,000	Silver Wheaton Corp. (c)	285

		1,721

Technology (32%)
2,300	Apple Inc. (b)	1,050
3,200	Baidu Inc. (b)	408
4,700	Cognizant Technology Solutions Corp. (b)	337
11,800	Dell Inc. (b)	203
20,200	EMC Corp.	520
700	Google Inc. (b)	406
7,600	Intel Corp.	201
3,400	International Business Machines Corp.	655
800	MasterCard Inc.	285
28,900	Mircosoft Corp.	853
13,700	Oracle Corp.	386
7,500	QUALCOMM Inc.	441
1,800	Salesforce.com Inc. (b)	210
1,900	VMware Inc. (b)	173

		6,128

Telecommunication (1%)
6,800	Verizon Communications Inc.	256

Total Common Stock (Cost-$17,635)		19,283

Investment Company (Cost-$144) (1%)
144,460	Payden Cash Reserves Money Market Fund *	144

Total (Cost-$17,779) (a) (100%)		19,427
Liabilities in excess of Other Assets (-0%)		(14)

Net Assets (100%)		$19,413

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,027
Unrealized depreciation	(379)

Net unrealized appreciation	$1,648

(b)	Non-income producing security.

(c)	All or a portion of these securities are on loan. At January 31, 2012, the total market value of the Fund’s securities on loan is $464 and the total market value of the collateral held by the Fund is $476. Amounts in 000s.

Payden Tax Exempt Bond Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (94%)
General Obligation (24%)
250,000	California State, 5.00%, 11/1/20	$290
200,000	California State, 5.00%, 12/1/15	230
200,000	California State, 5.00%, 4/1/20	232
250,000	California State, 5.50%, 8/1/21	301
150,000	City of Columbus OH, 5.00%, 7/1/18	186
300,000	City of New York NY, 4.00%, 8/1/18	349
370,000	City of New York NY, 5.00%, 6/1/22	429
200,000	County of Harris TX, 5.00%, 8/15/15	229
225,000	County of Nassau NY, 5.00%, 5/1/18	267
5,000	County of Prince George’s MD, 5.50%, 5/15/13 (b) FSA	5
210,000	North Carolina State, 5.00%, 5/1/20	269
100,000	San Jose, CA Evergreen Community College District, 0.00%, 9/1/19 (b) AMBAC	78
125,000	South Carolina State, 5.00%, 3/1/24	158
200,000	Texas State, 4.00%, 8/1/20	238
350,000	Wisconsin State, 5.00%, 5/1/19 (b) AMBAC	437

		3,698

Revenue (70%)
Airport/Port (7%)
330,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	399
400,000	Metropolitan Washington Airports Authority, 5.375%, 10/1/14 (b) FSA	412
260,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/22	313

		1,124

Electric & Gas (9%)
150,000	Indiana Municipal Power Agency, 5.00%, 1/1/22	182
300,000	Intermountain Power Agency UT, 5.00%, 7/1/17 (b) AMBAC	353
120,000	Municipal Electric Authority of GA, 5.25%, 1/1/14	130
125,000	Nebraska Public Power District, 5.00%, 1/1/20	145
250,000	Salt River Project, AZ Agriculture Improvement & Power District, 4.00%, 1/1/15	275
200,000	Southern CA Public Power Authority, 5.00%, 7/1/18	243

		1,328

Healthcare (1%)
125,000	City of Rochester MN, 4.00%, 11/15/38	142
Income Tax (3%)
200,000	New York State Dormitory Authority, 5.00%, 3/15/20	247
125,000	New York State Dormitory Authority, 5.00%, 2/15/21	155

		402

Industrial Development/Pollution Control (8%)
470,000	Burke County, GA Development Authority, 2.30%, 10/1/32	480
125,000	California Infrastructure & Economic Development Bank, 5.00%, 6/1/21	158
200,000	County of Oconee SC, 3.60%, 2/1/17	217
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	416

		1,271

Lease (10%)
250,000	Kentucky Asset Liability Commission, 5.25%, 9/1/18	309
200,000	Kentucky State Property & Building Commission, 4.00%, 11/1/19	227
300,000	Laurens County, SC School District, 5.25%, 12/1/22	322
150,000	Miami-Dade County, FL School Board, 4.00%, 5/1/17	166
200,000	Oregon State Department of Administrative Services, 5.00%, 11/1/15	230
200,000	Perry Township, IN Multi-School Building Corp., 4.00%, 7/15/24	218

		1,472

Miscellaneous (6%)
315,000	Harris County, TX Cultural Education Facilities Finance Corp., 4.00%, 11/15/21	352

Principal or Shares	Security Description	Value (000)
300,000	New Mexico Educational Assistance Foundation, 4.00%, 9/1/17	334
190,000	New York State Urban Development Corp., 5.25%, 1/1/21	227

		913

Pre-Refunded (2%)
10,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	11
5,000	Georgia State, 5.00%, 3/1/13	5
250,000	Maryland State, 5.00%, 2/15/18	284

		300

Recreational (0%)
50,000	California Infrastructure & Economic Development Bank, 5.00%, 7/1/16	55
Resource Recovery (1%)
200,000	South Bayside Waste Management Authority, CA, 5.25%, 9/1/24	217
Sales Tax (7%)
110,000	Arizona Transportation Board, 5.00%, 7/1/25	133
300,000	Bay Area, CA Governments Association, 5.00%, 8/1/17	325
250,000	New York City Transitional Finance Authority, 5.00%, 11/1/15	289
200,000	Pima County, AZ Regional Transportation Authority, 4.00%, 6/1/15	219
125,000	Santa Clara Valley, CA Transportation Authority, 5.00%, 6/1/18	154

		1,120

Tax Allocation (1%)
100,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	97
Transportation (4%)
150,000	New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	177
200,000	New York State Thruway Authority, 5.00%, 3/15/17	240
120,000	North Texas Tollway Authority, 5.00%, 1/1/20	141
100,000	Texas State Transportation Commission, 5.00%, 4/1/18	121

		679

University (3%)
205,000	California State University, 5.00%, 11/1/26	236
215,000	Massachusetts Development Finance Agency, 5.00%, 1/1/20	274

		510

Water & Sewer (8%)
150,000	City of Philadelphia, PA Water & Sewer Revenue, 5.00%, 11/1/18	178
150,000	New York State Environmental Facilities Corp., 5.00%, 11/15/14	169
400,000	Texas Water Development Board, 4.00%, 7/15/18	472
400,000	Turlock, CA Irrigation District, 3.00%, 1/1/16	425

		1,244

Total Revenue		10,874

Total Bonds (Cost-$13,740)		14,572

Investment Company (Cost-$897) (5%)
897,076	Dreyfus Tax Exempt Cash Management Fund	897

Total (Cost-$14,637) (a) (99%)		15,469
Other Assets, net of Liabilities (1%)		98

Net Assets (100%)		$15,567

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$834
Unrealized depreciation	(2)

Net unrealized appreciation	$832

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.

AMBAC — American Municipal Bond Assurance Co.

FSA — Financial Security Assurance

MBIA — Municipal Bond Insurance Association

Payden California Municipal Income Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (98%)
General Obligation (28%)
480,000	California State, 5.00%, 11/1/22	$574
460,000	California State, 5.00%, 11/1/23	543
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,152
500,000	California State, 5.00%, 7/1/18	614
500,000	California State, 5.00%, 8/1/20	568
500,000	California State, 5.00%, 9/1/17	583
480,000	California State, 5.25%, 10/1/21	585
600,000	California State, 5.25%, 10/1/23	730
1,000,000	California State, 5.25%, 2/1/20	1,241
1,300,000	California State, 5.50%, 4/1/19	1,623
750,000	California State, 5.50%, 8/1/21	904
500,000	City & County of San Francisco CA, 5.00%, 6/15/22	632
320,000	City of Los Angeles CA, 4.00%, 9/1/15	354
250,000	City of Los Angeles CA, 5.25%, 9/1/13 (b) FGIC	269
585,000	Coast Community College District CA, 5.00%, 8/1/23 (b) FSA	657
530,000	Long Beach, CA Unified School District, 5.00%, 8/1/20	650
450,000	Los Angeles, CA Unified School District, 5.00%, 7/1/21	527
200,000	Perris, CA Union High School District, 3.75%, 9/1/13	209
450,000	San Carlos CA, Elementary School District, 0.00%, 10/1/18 (b) MBIA	347

		12,762

Revenue (70%)
Airport/Port (9%)
500,000	City of Long Beach CA, 5.00%, 5/15/17	564
300,000	City of Long Beach CA, 5.00%, 5/15/19	367
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	242
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	364
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	900
750,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/17	893
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/21	402
365,000	San Francisco, CA City & County Airports Commission, 5.25%, 5/1/18	445

		4,177

Electric & Gas (8%)
550,000	California State Department of Water Resources, 5.00%, 5/1/16	650
450,000	California State Department of Water Resources, 5.00%, 5/1/21	534
500,000	Los Angeles, CA Department of Water & Power, 5.00%, 7/1/21	632
500,000	Los Angeles, CA Department of Water & Power, 5.25%, 7/1/23	605
400,000	Northern CA Power Agency, 5.00%, 7/1/18	480
665,000	Southern CA, Public Power Authority, 5.00%, 7/1/18	810

		3,711

Healthcare (3%)
340,000	California Health Facilities Financing Authority, 5.00%, 10/1/18	413
700,000	City of Newport Beach CA, 5.00%, 12/1/38	730
410,000	City of Torrance CA, 5.00%, 9/1/22	460

		1,603

Industrial Development/Pollution Control (4%)
550,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/19	607
410,000	California Infrastructure & Economic Development Bank, 5.00%, 6/1/21	518
400,000	California Statewide Communities Development Authority, 4.25%, 11/1/33	444
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	451

		2,020

Lease (13%)
410,000	California State Public Works Board, 5.00%, 12/1/18	478
400,000	California State Public Works Board, 5.00%, 12/1/23	490
570,000	California State Public Works Board, 5.00%, 12/1/31	614
1,585,000	California State Public Works Board, 5.00%, 3/1/21	1,925
1,000,000	California State Public Works Board, 5.50%, 6/1/15	1,091
630,000	County of Orange CA, 5.00%, 6/1/14 (b) MBIA	689
500,000	County of San Diego CA, 5.00%, 10/1/24	568

		5,855

Principal or Shares	Security Description	Value (000)
Pre-Refunded (0%)
130,000	California Infrastructure & Economic Development Bank, 5.00%, 7/1/23	172
Recreational (0%)
150,000	California Infrastructure & Economic Development Bank, 5.00%, 7/1/16	164
Resource Recovery (1%)
500,000	South Bayside Waste Management Authority, CA, 5.25%, 9/1/24	544
Sales Tax (6%)
465,000	Bay Area, CA Governments Association, 5.00%, 8/1/17	504
825,000	Los Angeles County, CA Metropolitan Transportation Authority, 5.00%, 7/1/16	975
400,000	Los Angeles County, CA Metropolitan Transportation Authority, 5.00%, 7/1/19	425
365,000	Santa Clara Valley, CA Transportation Authority, 5.00%, 6/1/18	450
500,000	Riverside County, CA, 0.06%, 6/1/29	500

		2,854

Tax Allocation (2%)
85,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/1/16 (b) FSA	88
400,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/22	414
200,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	195

		697

Transportation (5%)
1,000,000	Bay Area Governments Association CA, 5.00%, 8/1/17	1,054
1,000,000	Puerto Rico Highway & Transportation Authority, 5.50%, 7/1/15 (b) FSA	1,111

		2,165

University (3%)
705,000	University of California, 5.00%, 5/15/18	838
300,000	University of California, 5.00%, 5/15/20	355
150,000	University of California, 5.00%, 5/15/40	163

		1,356

Water & Sewer (16%)
200,000	Brentwood CA, Infrastructure Financing Authority, 5.50%, 7/1/20	239
745,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA	847
325,000	Contra Costa, CA Water District, 5.00%, 10/1/18	401
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA	242
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/1/17	609
735,000	Metropolitan Water District of Southern CA, 5.00%, 7/1/20	910
595,000	Sacramento County, CA Sanitation Districts Financing Authority, 3.00%, 12/1/15	636
550,000	San Diego County, CA Water Authority, 5.00%, 5/1/21 (b) FSA	634
200,000	San Diego, CA Public Facilities Financing Authority, 5.00%, 5/15/19	248
500,000	San Diego, CA Public Facilities Financing Authority, 5.25%, 5/15/24	621
475,000	San Francisco, CA City & County Public Utilities Commission, 5.00%, 11/1/16	570
500,000	San Francisco, CA City & County Public Utilities Commission, 5.00%, 11/1/20	633
310,000	San Francisco, CA City & County Public Utilities Commission, 5.00%, 11/1/24	383
500,000	Turlock, CA Irrigation District, 3.00%, 1/1/16	531

		7,504

Total Revenue		32,822

Total Bonds (Cost-$42,577)		45,584

Investment Company (Cost-$216) (1%)
215,628	Dreyfus General CA Municipal Money Market Fund	216

Total (Cost-$42,793) (a) (99%)		45,800
Other Assets, net of Liabilities (1%)		580

Net Assets (100%)		$46,380

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,017
Unrealized depreciation	(10)

Net unrealized appreciation	$3,007

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance

MBIA — Municipal Bond Insurance Association

Payden Global Short Bond Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Australia (GBP) (1%)
600,000	National Australia Bank Ltd., 5.375%, 12/8/14	$1,029
Australia (USD) (2%)
730,000	Commonwealth Bank of Australia 144A, 2.12%, 3/17/14 (b)	737
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	221
70,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (b)	72

		1,030

Bermuda (USD) (0%)
130,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (b)	135
Brazil (BRL) (1%)
680,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15	406
Brazil (USD) (3%)
1,000,000	Banco Bradesco SA/Cayman Islands 144A, 2.56%, 5/16/14 (b)	976
340,000	Banco do Brasil SA/Cayman 144A, 4.50%, 1/22/15 (b)	353
350,000	Banco do Nordeste do Brasil SA 144A, 3.62%, 11/9/15 (b)	350
230,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	227

		1,906

Canada (USD) (3%)
350,000	Bank of Nova Scotia, 1.85%, 1/12/15	357
280,000	Barrick Gold Corp., 1.75%, 5/30/14	285
400,000	Caisse Centrale Desjardins du Quebec 144A, 1.70%, 9/16/13 (b)	401
220,000	Province of British Columbia, Canada, 2.65%, 9/22/21	228
400,000	Province of Ontario Canada, 1.60%, 9/21/16	404
120,000	Rogers Communications Inc., 6.375%, 3/1/14	133
115,000	Teck Resources Ltd., 3.85%, 8/15/17	123
200,000	Toronto-Dominion Bank, 2.50%, 7/14/16	208
140,000	TransCanada PipeLines Ltd., 3.40%, 6/1/15	149

		2,288

Cayman Islands (EUR) (1%)
300,000	Thames Water Utilities Cayman Finance Ltd., 6.125%, 2/4/13	410
Cayman Islands (USD) (0%)
250,000	IPIC GMTN Ltd. 144A, 3.12%, 11/15/15 (b)	252
Denmark (USD) (1%)
790,000	Danske Bank AS 144A, 1.61%, 4/14/14 (b) (d)	758
France (EUR) (1%)
280,000	Banque PSA Finance SA, 3.50%, 1/17/14	365
400,000	RCI Banque SA, 2.20%, 4/7/15	457

		822

France (USD) (3%)
790,000	Banque PSA Finance SA 144A, 2.48%, 4/4/14 (b)	718
500,000	RCI Banque SA 144A, 2.45%, 4/11/14 (b)	458
600,000	Societe Generale 144A, 1.86%, 12/13/13 (b)	577
150,000	Veolia Environnement, 5.25%, 6/3/13	157

		1,910

India (USD) (0%)
180,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	184
Ireland (EUR) (0%)
34,120	Cars Alliance Funding PLC, 1.43%, 10/8/23	45
Israel (USD) (0%)
220,000	Teva Pharmaceutical Finance III BV, 1.70%, 3/21/14	223
Korea, Republic Of (USD) (3%)
670,000	Hyundai Capital Auto Funding Ltd. 144A, 1.28%, 9/20/16 (b)	650
520,000	Korea Finance Corp., 3.25%, 9/20/16	515
350,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	351
420,000	Shinhan Bank 144A, 4.37%, 9/15/15 (b)	431

		1,947

Mexico (MXN) (1%)
9,000,000	Mexican Bonos, 8.00%, 12/19/13	735
Mexico (USD) (0%)
100,000	America Movil SAB de CV, 3.62%, 3/30/15	106
150,000	Cemex SAB de CV 144A, 3.25%, 3/15/16 (b)	123

		229

Netherlands (EUR) (1%)
548,095	Globaldrive BV 144A, 1.55%, 4/20/19 (b)	717

Principal or Shares	Security Description	Value (000)
Netherlands (GBP) (1%)
500,000	Bank Nederlandse Gemeenten, 2.62%, 12/10/13	803
Netherlands (USD) (2%)
760,000	ING Bank NV 144A, 1.59%, 3/15/13 (b)	750
290,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (b)	292

		1,042

Norway (EUR) (0%)
250,000	Statkraft AS, 1.66%, 3/22/13	327
Norway (USD) (0%)
100,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (b)	100
Panama (USD) (1%)
710,000	Republic of Panama, 9.375%, 7/23/12 (d)	737
Peru (USD) (1%)
250,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (b)	253
370,000	Republic of Peru, 9.125%, 2/21/12	370

		623

Qatar (USD) (2%)
300,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	316
250,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	274
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	508
200,000	State of Qatar 144A, 3.12%, 1/20/17 (b)	204

		1,302

Spain (USD) (0%)
280,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	277
Supranational (NOK) (1%)
5,200,000	Asian Development Bank, 3.37%, 5/20/14	916
Supranational (USD) (1%)
800,000	Westfield Capital LLC 144A, 5.12%, 11/15/14 (b)	851
Sweden (EUR) (2%)
1,000,000	SBAB Bank AB, 2.14%, 2/1/13	1,311
Switzerland (USD) (1%)
590,000	Credit Suisse New York, 1.52%, 1/14/14	582
United Kingdom (EUR) (2%)
500,000	BAA Funding Ltd., 3.97%, 2/15/12 (c)	656
300,000	ITV PLC, 10.00%, 6/30/14	437

		1,093

United Kingdom (GBP) (4%)
400,000	Coventry Building Society, 2.00%, 4/5/12	632
200,000	Marks & Spencer PLC, 5.87%, 5/29/12	319
600,000	National Grid PLC, 6.12%, 4/15/14	1,033
250,000	Scottish & Southern Energy PLC, 5.75%, 2/5/14	425

		2,409

United Kingdom (USD) (8%)
510,000	Arkle Master Issuer PLC 144A, 1.61%, 5/17/60 (b)	509
280,000	Barclays Bank PLC, 1.61%, 1/13/14	274
900,000	Fosse Master Issuer PLC 144A, 1.96%, 10/18/54 (b)	898
750,000	Granite Master Issuer PLC, 0.71%, 12/17/54	452
540,000	HSBC Bank PLC 144A, 1.62%, 7/7/14 (b) (d)	535
300,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (b)	296
610,000	Lloyds TSB Bank PLC, 2.91%, 1/24/14	604
380,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	377
850,000	Vedanta Resources PLC 144A, 6.75%, 6/7/16 (b)	759
400,000	Vodafone Group PLC, 4.15%, 6/10/14	429

		5,133

United States (EUR) (0%)
50,000	Pfizer Inc., 3.625%, 6/3/13	67
United States (GBP) (2%)
300,000	Bank of America Corp., 1.14%, 6/11/12	471
470,000	SunTrust Bank, 1.19%, 6/22/12	738

		1,209

United States (USD) (49%)
310,000	AES Corp., 7.75%, 3/1/14	338
130,000	Airgas Inc., 2.85%, 10/1/13	132
490,000	Ally Financial Inc., 4.50%, 2/11/14	491
270,000	American Express Credit Corp., 1.42%, 6/24/14	266
195,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	195
100,000	Amgen Inc., 1.87%, 11/15/14	102
200,000	AT&T Inc., 2.40%, 8/15/16	208
266,356	Banc of America Mortgage Securities Inc., 2.73%, 10/20/32	257
175,000	Bank of America Corp., 4.90%, 5/1/13	180

Principal or Shares	Security Description	Value (000)
200,000	BB&T Corp., 3.375%, 9/25/13	207
800,000	Berkshire Hathaway Inc., 3.75%, 8/15/21	849
260,000	Capital One Financial Corp., 2.12%, 7/15/14	261
400,000	CIT Group Inc. 144A, 5.25%, 4/1/14 (b)	409
140,000	Citigroup Inc., 1.30%, 2/15/13 (d)	139
125,000	Citigroup Inc., 5.30%, 10/17/12	128
270,000	Complete Production Services Inc., 8.00%, 12/15/16	283
100,000	Corn Products International Inc., 3.20%, 11/1/15	104
335,000	Corrections Corp of America, 6.25%, 3/15/13	336
480,000	Daimler Finance North America LLC 144A, 1.95%, 3/28/14 (b)	480
260,000	DENTSPLY International Inc., 1.95%, 8/15/13	262
305,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 4.75%, 10/1/14	329
210,000	Dow Chemical Co., 2.50%, 2/15/16 (d)	215
150,000	Enterprise Products Operating LLC, 3.20%, 2/1/16	157
60,000	Equifax Inc., 4.45%, 12/1/14	63
160,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (b)	161
180,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (b)	183
978,551	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	995
1,096,422	FDIC Structured Sale Guaranteed Notes 144A, 0.99%, 12/4/20 (b)	1,096
714,187	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	739
656,197	FDIC Trust 144A, 2.18%, 5/25/50 (b)	657
500,000	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (b)	501
1,500,000	FN 468531 ARM, 0.62%, 7/1/16	1,503
1,252,456	FN 995203, 5.00%, 7/1/35	1,354
379,405	FN AE0606 30YR, 4.00%, 11/1/40	402
287,956	FN AJ1407 30YR, 4.00%, 9/1/41	305
370,000	Ford Motor Credit Co. LLC, 3.87%, 1/15/15	374
510,000	Frontier Communications Corp, 6.25%, 1/15/13 (d)	525
404,874	G2 5140 30YR, 4.50%, 8/20/41	443
410,287	G2 5175 30YR, 4.50%, 9/20/41	448
400,000	General Electric Capital Corp., 1.87%, 9/16/13	405
350,000	General Electric Capital Corp., 2.15%, 1/9/15	358
270,000	General Electric Capital Corp., 3.75%, 11/14/14 (d)	287
150,000	General Electric Capital Corp., 5.90%, 5/13/14	166
100,000	Gilead Sciences Inc., 2.40%, 12/1/14	104
780,000	Goldman Sachs Group Inc., 1.43%, 2/7/14	754
1,030,116	GSR Mortgage Loan Trust, 2.65%, 9/25/35	894
776,485	Harborview Mortgage Loan Trust, 2.77%, 12/19/35	502
680,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	693
420,000	HCP Inc., 2.70%, 2/1/14	425
100,000	Hyundai Capital America 144A, 3.75%, 4/6/16 (b)	101
170,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (b)	180
260,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	264
300,000	JPMorgan Chase & Co., 4.75%, 5/1/13	315
170,000	KeyCorp, 3.75%, 8/13/15	179
575,000	Kinder Morgan Kansas Inc., 6.50%, 9/1/12	585
100,000	Kraft Foods Inc., 5.25%, 10/1/13	106
200,000	Kroger Co., 2.20%, 1/15/17	202
178,320	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	193
450,000	Levi Strauss & Co., 8.875%, 4/1/16 (d)	470
255,433	MASTR Asset Securitization Trust, 5.00%, 7/25/19	264
175,000	Merrill Lynch & Co. Inc., 6.05%, 8/15/12	178
460,000	MMAF Equipment Finance LLC 144A, 1.27%, 9/15/15 (b)	462
330,000	Morgan Stanley, 1.53%, 4/29/13	322
250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	261
100,000	National Rural Utilities Cooperative Finance Corp., 1.00%, 2/2/15	100
170,000	NBCUniversal Media LLC, 2.10%, 4/1/14	173
210,000	NBCUniversal Media LLC, 3.65%, 4/30/15	224
128,399	NCUA Guaranteed Notes, 1.84%, 10/7/20	130
300,000	NextEra Energy Capital Holdings Inc., 2.55%, 11/15/13	305
230,000	Nissan Motor Acceptance Corp. 144A, 3.25%, 1/30/13 (b)	232
300,000	Prudential Financial Inc., 2.75%, 1/14/13	304
115,000	Raytheon Co., 1.40%, 12/15/14	117
510,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	548
170,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (b)	168
60,000	Simon Property Group LP, 4.20%, 2/1/15	64
515,000	Steel Dynamics Inc., 7.375%, 11/1/12	534
130,000	Stryker Corp., 3.00%, 1/15/15	137
510,000	Susser Holdings LLC, 8.50%, 5/15/16	556
200,000	TD Ameritrade Holding Corp., 4.15%, 12/1/14	214

Principal or Shares	Security Description	Value (000)
450,000	Tesoro Corp., 6.625%, 11/1/15	462
1,031,686	Thornburg Mortgage Securities Trust, 1.75%, 3/25/44	901
140,000	Time Warner Inc., 3.15%, 7/15/15	149
800,000	U.S. Treasury Note, 0.87%, 11/30/16	808
127,000	U.S. Treasury Note, 1.37%, 11/15/12 (e)	128
390,000	Union Bank NA, 2.12%, 12/16/13	395
400,000	Valeant Pharmaceuticals International 144A, 6.50%, 7/15/16 (b)	408
100,000	Viacom Inc., 4.375%, 9/15/14	107
170,000	Vornado Realty LP, 4.25%, 4/1/15	178
260,000	Wachovia Bank NA, 4.80%, 11/1/14	276
729,423	WaMu Mortgage Pass Through Certificates, 5.93%, 10/25/36	499
160,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	172
460,000	WellPoint Inc., 2.37%, 2/15/17	468
350,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	352
150,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	155

		34,011

Total Bonds (Cost-$69,183)		67,819

Investment Company (Cost-$703) (1%)
703,069	Payden Cash Reserves Money Market Fund *	703

Total (Cost-$69,886) (a) (99%)		68,522
Other Assets, net of Liabilities (1%)		382

Net Assets (100%)		$68,904

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$709
Unrealized depreciation	(2,073)

Net unrealized depreciation	$(1,364)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	All or a portion of these securities are on loan. At January 31, 2012, the total market value of the Fund’s securities on loan is $3,576 and the total market value of the collateral held by the Fund is $3,674. Amounts in 000s.

(e)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
2/27/2012	Brazilian Real (Sell 724)	HSBC Securities	$(14)
2/8/2012	British Pound (Sell 3,555)	HSBC Securities	(106)
2/8/2012	Euro (Sell 3,801)	Citigroup	(114)
2/27/2012	Mexican New Peso (Sell 9,930)	Royal Bank of Scotland	(31)
2/8/2012	Norwegian Krone (Sell 5,464)	Royal Bank of Scotland	(25)

			$(290)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
13	U.S. Treasury 2 Year Note Future	Mar-12	$2,870	$4
6	U.S. Treasury 5 Year Note Future	Mar-12	744	8

				$12

Payden Global Fixed Income Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (84%)
Argentina (USD) (0%)
140,000	Republic of Argentina, 7.00%, 10/3/15 (e)	$138
Australia (USD) (0%)
170,000	Woodside Finance Ltd. 144A, 4.60%, 5/10/21 (b)	176
Bermuda (EUR) (0%)
150,000	Fidelity International Ltd., 6.87%, 2/24/17	208
Brazil (BRL) (2%)
590,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15	352
337,000	Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	422

		774

Brazil (USD) (4%)
220,000	Banco do Brasil SA/Cayman 144A, 6.00%, 1/22/20 (b)	244
280,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	322
200,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (b) (e)	206
270,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	266
103,000	JBS SA 144A, 10.50%, 8/4/16 (b)	108
115,000	Vale Overseas Ltd., 6.87%, 11/21/36	136
440,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b)	438

		1,720

Canada (CAD) (1%)
130,000	Canadian Government, 3.75%, 6/1/19	148
240,000	Canadian Government, 5.00%, 6/1/37	347

		495

Canada (EUR) (0%)
125,000	Xstrata Canada Finance Corp., 6.25%, 5/27/15	183
Chile (USD) (2%)
280,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (b)	290
200,000	Banco del Estado de Chile 144A, 4.12%, 10/7/20 (b)	208
430,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	452

		950

Colombia (COP) (1%)
600,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (b)	356
Colombia (USD) (1%)
150,000	BanColombia SA, 6.12%, 7/26/20 (e)	156
140,000	Ecopetrol SA, 7.625%, 7/23/19	170
220,000	Republic of Colombia, 7.375%, 3/18/19	281

		607

Denmark (EUR) (0%)
50,000	Carlsberg Breweries AS, 6.00%, 5/28/14	71
Denmark (GBP) (1%)
150,000	TDC A/S, 5.62%, 2/23/23 (d)	269
France (CAD) (1%)
330,000	Cie de Financement Foncier, 4.55%, 4/28/17	332
France (EUR) (3%)
250,000	AXA SA, 5.25%, 4/16/40	264
120,000	Banque PSA Finance SA, 3.50%, 1/17/14	156
100,000	Casino Guichard Perrachon SA, 5.50%, 1/30/15	140
500,000	France Government Bond OAT, 4.25%, 4/25/19	724
150,000	French Treasury Note, 2.00%, 9/25/13	200

		1,484

France (USD) (0%)
150,000	Pernod-Ricard SA 144A, 4.45%, 1/15/22 (b)	157
Germany (EUR) (2%)
150,000	Bundesrepublik Deutschland, 4.00%, 1/4/37	251
150,000	Bundesrepublik Deutschland, 4.75%, 7/4/34	269
150,000	Bundesschatzanweisungen, 1.00%, 12/14/12	198
120,000	RWE AG, 4.62%, 9/28/49	151

		869

Ghana (GHC) (0%)
350,000	Citigroup Funding Inc., 13.30%, 10/2/13	208
Ghana (USD) (1%)
550,000	Republic of Ghana, 8.50%, 10/4/17 (d)	611

Principal or Shares	Security Description	Value (000)
Hong Kong (EUR) (0%)
130,000	Hutchison Whampoa Finance Ltd., 5.875%, 7/8/13	179
Indonesia (IDR) (1%)
1,500,000,000	JPMorgan Chase Bank NA 144A, 9.50%, 7/17/31 (b)	227
Indonesia (USD) (1%)
130,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (b)	157
280,000	Republic of Indonesia, 11.625%, 3/4/19 (d)	418

		575

Ireland (EUR) (1%)
250,000	Ardagh Glass Finance PLC, 8.75%, 2/1/20 (d)	305
150,000	Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (d)	207

		512

Italy (EUR) (3%)
100,000	Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	96
900,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 2/1/20	1,110

		1,206

Japan (JPY) (6%)
60,000,000	Japan Government Ten Year Bond, 1.30%, 12/20/19	824
50,000,000	Japan Government Ten Year Bond, 1.40%, 3/20/20	691
15,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	211
60,000,000	Japan Government Twenty Year Bond, 1.90%, 12/20/28	820

		2,546

Luxembourg (EUR) (1%)
196,000	Telecom Italia Finance SA, 6.875%, 1/24/13	266
Malaysia (USD) (0%)
150,000	Petronas Capital Ltd., 7.875%, 5/22/22 (d)	205
Mexico (GBP) (1%)
180,000	Pemex Project Funding Master Trust, 7.50%, 12/18/13	308
Mexico (MXN) (1%)
4,670,000	Mexican Bonos, 10.00%, 12/5/24	481
Mexico (USD) (1%)
270,000	Grupo Televisa SA, 6.00%, 5/15/18	309
60,000	Petroleos Mexicanos, 6.00%, 3/5/20	68

		377

Netherlands (EUR) (4%)
340,000	Netherlands Government Bond, 3.25%, 7/15/21	486
120,000	Netherlands Government Bond, 4.00%, 1/15/37	198
500,000	Netherlands Government Bond, 4.50%, 7/15/17	760
200,000	UPC Holding BV, 8.00%, 11/1/16 (d)	270

		1,714

Panama (USD) (1%)
95,000	Republic of Panama, 8.875%, 9/30/27	142
75,000	Republic of Panama, 9.375%, 4/1/29	119

		261

Peru (EUR) (0%)
143,000	Republic of Peru, 7.50%, 10/14/14 (d)	209
Peru (USD) (1%)
260,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (b)	263
Philippines (USD) (0%)
5,000	Republic of Philippines, 6.375%, 10/23/34	6
Poland (PLN) (1%)
1,560,000	Poland Government Bond, 6.25%, 10/24/15	506
Qatar (USD) (1%)
100,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	105
100,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	117
140,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	153
200,000	State of Qatar 144A, 3.12%, 1/20/17 (b)	204

		579

Russia (GBP) (1%)
190,000	Gazprom OAO Via Gaz Capital SA, 6.58%, 10/31/13	315
Russia (RUB) (1%)
10,000,000	Russian Foreign Bond — Eurobond, 7.85%, 3/10/18 (d)	343
Russia (USD) (3%)
100,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	110
400,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (b)	379
100,000	Russian Foreign Bond — Eurobond 144A, 5.00%, 4/29/20 (b)	106
217,100	Russian Foreign Bond — Eurobond, 7.50%, 3/31/30 (d)	258
300,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (d)	321

		1,174

Principal or Shares	Security Description	Value (000)
South Africa (EUR) (1%)
260,000	Republic of South Africa, 4.50%, 4/5/16	354
South Africa (USD) (0%)
200,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (b)	210
Sweden (SEK) (3%)
8,000,000	Sweden Government Bond, 3.00%, 7/12/16 (e)	1,269
Switzerland (EUR) (1%)
90,000	Credit Suisse Group Finance US Inc., 3.62%, 9/14/20	107
170,000	UBS AG Jersey, 4.50%, 9/16/19	210

		317

United Kingdom (EUR) (3%)
170,000	Barclays Bank PLC, 4.00%, 1/12/21 (d)	234
200,000	BAA Funding Ltd., 4.60%, 9/30/14 (d)	274
125,000	Experian Finance PLC, 4.75%, 2/4/20	179
100,000	Imperial Tobacco Finance PLC, 8.375%, 2/17/16	159
115,000	Lloyds TSB Bank PLC, 6.50%, 3/24/20	129
150,000	Standard Chartered Bank, 5.875%, 9/26/17	208

		1,183

United Kingdom (GBP) (6%)
110,000	Aviva PLC, 6.12%, 11/14/36	140
75,000	Barclays Bank PLC, 6.75%, 1/16/23	111
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	212
110,000	HSBC Bank PLC, 5.375%, 11/4/30	161
100,000	InterContinental Hotels Group PLC, 6.00%, 12/9/16	171
100,000	Next PLC, 5.37%, 10/26/21	164
100,000	Standard Chartered Bank, 6.00%, 1/25/18	158
330,000	United Kingdom Gilt, 4.25%, 12/7/40	645
200,000	United Kingdom Gilt, 4.25%, 12/7/49	402
260,000	United Kingdom Gilt, 4.25%, 3/7/36	505
100,000	Virgin Media Secured Finance PLC, 5.50%, 1/15/21	161

		2,830

United Kingdom (USD) (0%)
190,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	188
United States (EUR) (1%)
200,000	Reynolds Group Issuer Inc., 8.75%, 10/15/16 (d)	276
United States (USD) (19%)
115,000	Altria Group Inc., 4.75%, 5/5/21	127
100,000	Amgen Inc., 3.87%, 11/15/21	104
145,000	Anheuser-Busch InBev Worldwide Inc., 7.75%, 1/15/19	191
100,000	Aristotle Holding Inc. 144A, 2.75%, 11/21/14 (b)	102
100,000	Bank of America Corp., 3.70%, 9/1/15	99
15,977	Bear Stearns Alt-A Trust, 2.81%, 6/25/34	15
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	227
90,000	CBS Corp., 5.75%, 4/15/20	104
145,000	Chubb Corp., 6.37%, 3/29/67	149
95,000	Citigroup Inc., 5.87%, 1/30/42	99
315,000	Citigroup Inc., 6.01%, 1/15/15	342
185,000	Coventry Health Care Inc., 5.45%, 6/15/21	207
200,000	Digital Realty Trust LP, 5.87%, 2/1/20	216
152,000	Dow Chemical Co., 9.40%, 5/15/39	237
211,810	FG G02385 30YR, 6.00%, 11/1/36	233
117,402	FN 725027 30YR, 5.00%, 11/1/33	127
420,000	FNMA 4.50%, 30YR TBA (c)	449
145,000	General Electric Capital Corp., 5.875%, 1/14/38	159
65,000	General Electric Capital Corp., 6.37%, 11/15/67	65
65,744	Greenpoint Mortgage Funding Trust, 0.55%, 6/25/45	26
215,000	Health Care REIT Inc., 4.95%, 1/15/21	221
30,603	Indymac Index Mortgage Loan Trust, 2.74%, 10/25/34	24
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	112
80,000	Kraft Foods Inc., 6.50%, 2/9/40	103
80,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	72
130,000	Merrill Lynch & Co. Inc., 6.875%, 4/25/18	140
115,000	MetLife Inc., 10.75%, 8/1/39	160
45,000	MetLife Inc., 6.40%, 12/15/36	44
120,000	Morgan Stanley, 5.75%, 1/25/21	120
95,000	NBCUniversal Media LLC, 4.375%, 4/1/21	103
152,000	Prudential Financial Inc., 7.375%, 6/15/19	185

Principal or Shares	Security Description	Value (000)
185,000	Ryder System Inc., 3.50%, 6/1/17	192
105,000	Safeway Inc., 7.25%, 2/1/31	127
150,000	Sempra Energy, 9.80%, 2/15/19	205
110,000	State Street Corp., 4.95%, 3/15/18	116
160,156	Structured Adjustable Rate Mortgage Loan Trust, 2.55%, 10/25/34	125
275,694	Thornburg Mortgage Securities Trust, 1.01%, 9/25/44	242
205,000	Time Warner Inc., 4.00%, 1/15/22	217
100,000	U.S. Treasury Note, 1.00%, 3/31/12 (f)	100
130,000	U.S. Treasury Note, 3.12%, 5/15/21	146
250,000	U.S. Treasury Note, 4.375%, 11/15/39	323
600,000	U.S. Treasury Note, 5.25%, 2/15/29 (f)	829
140,000	U.S. Treasury Note, 5.375%, 2/15/31	199
122,000	Verizon Communications Inc., 8.75%, 11/1/18	169
195,000	Vornado Realty LP, 4.25%, 4/1/15	204
80,000	Wachovia Corp., 5.50%, 8/1/35	80
210,000	Wachovia Corp., 5.625%, 10/15/16	235
240,000	WellPoint Inc., 2.37%, 2/15/17	244
120,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	124
75,000	Yum! Brands Inc., 6.87%, 11/15/37	98

		8,537

Uruguay (USD) (1%)
170,000	Republic of Uruguay, 6.875%, 9/28/25	221
Uruguay (UYU) (1%)
4,834,311	Republic of Uruguay, 5.00%, 9/14/18	272

Total Bonds (Cost- $36,202)		37,517

Investment Company (Cost-$7,044) (16%)
971,665	Payden High Income Fund *	6,850
223,624	Payden Cash Reserves Money Market Fund *	224

		7,074

Total (Cost-$43,246) (a) (100%)		44,591
Other Assets, net of Liabilities (0%)		53

Net Assets (100%)		$44,644

*	Affiliated investments

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,160
Unrealized depreciation	(815)

Net unrealized appreciation	$1,345

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	All or a portion of these securities are on loan. At January 31, 2012, the total market value of the Fund’s securities on loan is $1,755 and the total market value of the collateral held by the Fund is $1,848. Amounts in 000s.

(f)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
3/22/2012	Australian Dollar (Buy 363)	Royal Bank of Scotland	$22
2/21/2012	Canadian Dollar (Buy 347)	RBC Capital	6
3/22/2012	Canadian Dollar (Buy 198)	Royal Bank of Scotland	5
3/22/2012	Euro (Buy 1,842)	RBC Capital	1

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
3/27/2012	Euro (Sell 938)	Morgan Stanley	28
2/21/2012	Japanese Yen (Buy 78,800)	Royal Bank of Scotland	13
3/22/2012	Japanese Yen (Buy 75,700)	Barclays	18
3/13/2012	Malaysian Ringgit (Buy 1,629)	Barclays	16
3/20/2012	Singapore Dollar (Buy 1,114)	Morgan Stanley	25
3/22/2012	Swiss Franc (Buy 319)	Royal Bank of Scotland	4

			$138

Liabilities:
2/8/2012	Australian Dollar (Sell 363)	Royal Bank of Scotland	$(16)
3/27/2012	Australian Dollar (Sell 663)	Citigroup	(26)
2/27/2012	Brazilian Real (Sell 738)	HSBC Securities	(14)
2/8/2012	British Pound (Sell 2,289)	HSBC Securities	(68)
3/22/2012	British Pound (Sell 187)	HSBC Securities	(2)
3/27/2012	British Pound (Sell 333)	Barclays	(4)
2/8/2012	Canadian Dollar (Sell 1,064)	Royal Bank of Scotland	(21)
2/8/2012	Euro (Sell 8,787)	RBC Capital/Citigroup/Morgan Stanley	(255)
2/16/2012	Indonesian Rupiah (Sell 1,923,000)	Morgan Stanley	(2)
2/8/2012	Japanese Yen (Sell 272,500)	Barclays	(39)
2/27/2012	Mexican New Peso (Sell 6,330)	Royal Bank of Scotland	(20)
3/12/2012	Polish Zloty (Sell 1,632)	Barclays	(18)
2/28/2012	Russian Ruble (Sell 10,580)	HSBC Securities	(14)
2/8/2012	Swedish Krona (Sell 8,778)	Royal Bank of Scotland	(23)
2/21/2012	Swedish Krona (Sell 4,783)	State Street	(13)
2/8/2012	Swiss Franc (Sell 319)	Royal Bank of Scotland	(12)
3/27/2012	Swiss Franc (Sell 649)	Barclays	(24)

			$(571)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
2	Canadian 10 Year Bond Future	Mar-12	$268	$3
1	Euro Bobl Future	Mar-12	164	3
1	Euro Bund Future	Mar-12	183	7
4	Euro-Schatz Future	Mar-12	578	3
1	Japan 10 Year Bond Future	Mar-12	1,870	13
9	Long Gilt Future	Mar-12	(1,665)	(21)
3	U.S. Treasury 2 Year Note Future	Mar-12	662	1
4	U.S. Treasury 5 Year Note Future	Mar-12	(496)	(7)
36	U.S. Treasury 10 Year Note Future	Mar-12	(4,761)	(78)
22	U.S. Treasury 20 Year Note Future	Mar-12	(3,200)	(56)
14	U.S. Ultra Long Bond Future	Mar-12	2,240	20

				$(112)

Payden Emerging Markets Bond Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (96%)
Argentina (USD) (5%)
5,380,000	Provincia de Cordoba, 12.37%, 8/17/17 (c)	$5,003
18,400,000	Republic of Argentina, 2.50%, 12/31/38	7,222
7,040,000	Republic of Argentina, 7.00%, 10/3/15 (d)	6,941
8,843,161	Republic of Argentina, 8.28%, 12/31/33	7,141
10,360,000	Republic of Argentina, 8.75%, 6/2/17 (d)	10,412

		36,719

Brazil (BRL) (4%)
4,800,000	Arcos Dorados Holdings Inc. 144A, 10.25%, 7/13/16 (b)	2,868
22,524,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14	12,847
10,300,000	Credit Suisse Nassau 144A, 6.00%, 5/19/15 (b)	12,911

		28,626

Brazil (USD) (9%)
2,810,000	Banco do Brasil SA/Cayman 144A, 6.00%, 1/22/20 (b)	3,119
3,270,000	Fibria Overseas Finance Ltd. 144A, 6.75%, 3/3/21 (b) (d)	3,193
4,565,000	Globo Comunicacao e Participacoes SA, 7.25%, 4/26/22 (c) (d)	4,839
3,640,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (b) (d)	3,440
3,050,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (b) (d)	3,141
960,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	946
2,140,000	JBS SA 144A, 10.50%, 8/4/16 (b) (d)	2,247
3,630,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (b) (d)	3,403
3,200,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/1/18 (b)	3,322
15,440,000	Republic of Brazil, 4.87%, 1/22/21	17,447
2,355,000	Republic of Brazil, 7.125%, 1/20/37	3,216
3,200,000	TAM Capital 3 Inc. 144A, 8.37%, 6/3/21 (b)	3,344
3,990,000	Vale Overseas Ltd., 8.25%, 1/17/34	5,307
3,460,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b)	3,443

		60,407

Belarus (USD) (1%)
4,450,000	Republic of Belarus, 8.75%, 8/3/15	4,161
Canada (USD) (1%)
3,320,000	Pacific Rubiales Energy Corp. 144A, 7.25%, 12/12/21 (b) (d)	3,494
Cayman Islands (USD) (0%)
2,010,000	Intercorp Retail Trust 144A, 8.87%, 11/14/18 (b)	2,131
Chile (USD) (1%)
4,970,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (b) (d)	5,144
3,130,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	3,293

		8,437

Colombia (COP) (0%)
4,842,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (b)	2,873
Colombia (USD) (5%)
6,750,000	BanColombia SA, 6.12%, 7/26/20 (d)	7,003
5,600,000	Ecopetrol SA, 7.625%, 7/23/19	6,804
7,850,000	Republic of Colombia, 7.375%, 3/18/19	10,017
5,800,000	Republic of Colombia, 7.375%, 9/18/37	8,018

		31,842

Dominican Republic (USD) (2%)
4,620,000	AES Andres Dominicana / Itabo Dominicana 144A, 9.50%, 11/12/20 (b)	4,735
11,200,000	Dominican Republic International Bond 144A, 7.50%, 5/6/21 (b)	11,525

		16,260

Georgia (USD) (2%)
2,800,000	Georgian Railway LLC, 9.87%, 7/22/15	2,898
9,480,000	Republic of Georgia 144A, 6.87%, 4/12/21 (b) (d)	9,871

		12,769

Ghana (GHC) (1%)
6,375,000	Citigroup Funding Inc. 144A, 19.00%, 1/16/13 (b)	4,024
4,500,000	Citigroup Funding Inc. 144A, 19.00%, 1/16/13 (b)	2,840

		6,864

Ghana (USD) (2%)
12,150,000	Republic of Ghana, 8.50%, 10/4/17 (c)	13,487
Hong Kong (USD) (0%)
3,140,000	Pacnet Ltd. 144A, 9.25%, 11/9/15 (b)	2,905
India (USD) (1%)
5,440,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (b)	4,978
4,970,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b) (d)	4,473

		9,451

Indonesia (USD) (6%)
8,350,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (b)	10,062
2,610,000	Majapahit Holding BV, 7.87%, 6/29/37 (c)	3,243
7,930,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (b)	8,366
4,500,000	Republic of Indonesia, 5.87%, 3/13/20 (c)	5,153
12,710,000	Republic of Indonesia, 8.50%, 10/12/35 (c)	18,557

		45,381

Kazakhstan (USD) (4%)
6,800,000	Development Bank of Kazakhstan JSC 144A, 5.50%, 12/20/15 (b)	6,851
3,650,000	Halyk Savings Bank of Kazakhstan JSC 144A, 7.25%, 1/28/21 (b)	3,541
6,390,000	Kazakhstan Temir Zholy Finance BV 144A, 6.37%, 10/6/20 (b)	6,869
8,660,000	KazMunayGas National Co. 144A, 11.75%, 1/23/15 (b)	10,544
2,610,000	KazMunayGas National Co., 9.125%, 7/2/18 (c)	3,195

		31,000

Lithuania (USD) (1%)
6,230,000	Republic of Lithuania, 7.37%, 2/11/20 (c) (d)	6,736

Principal or Shares	Security Description	Value (000)
Malaysia (USD) (1%)
4,825,000	Petronas Capital Ltd., 7.875%, 5/22/22 (c)	6,584
Mexico (MXN) (2%)
54,540,000	Mexican Bonos, 10.00%, 12/5/24 MXN	5,619
82,238,769	Mexican Udibonos, 5.00%, 6/16/16	7,294
54,100,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (b)	4,224

		17,137

Mexico (USD) (4%)
2,980,000	Cemex SAB de CV 144A, 9.00%, 1/11/18 (b)	2,607
4,090,000	Grupo Televisa SA, 6.625%, 3/18/25	4,916
6,050,000	Mexico Government International Bond, 5.12%, 1/15/20	6,903
5,230,000	Mexico Government International Bond, 6.75%, 9/27/34	6,799
5,970,000	Pemex Project Funding Master Trust, 6.625%, 6/15/35	6,761
3,050,000	Sigma Alimentos SA 144A, 5.62%, 4/14/18 (b)	3,126

		31,112

Panama (USD) (2%)
5,100,000	Republic of Panama, 6.70%, 1/26/36	6,528
4,240,000	Republic of Panama, 9.375%, 4/1/29	6,720

		13,248

Peru (USD) (4%)
3,360,000	Banco de Credito del Peru/Panama 144A, 5.37%, 9/16/20 (b)	3,347
2,900,000	Corp Pesquera Inca SAC 144A, 9.00%, 2/10/17 (b) (d)	3,038
1,710,000	Corp Pesquera Inca SAC, 9.00%, 2/10/17 (c)	1,791
5,260,000	Republic of Peru, 6.55%, 3/14/37	6,641
7,940,000	Republic of Peru, 7.35%, 7/21/25	10,600
3,320,000	Republic of Peru, 8.75%, 11/21/33	5,080

		30,497

Philippines (USD) (5%)
8,470,000	Republic of Philippines, 6.375%, 10/23/34	10,228
10,217,000	Republic of Philippines, 7.75% 1/14/31	13,946
7,690,000	Republic of Philippines, 8.375%, 6/17/19	10,170

		34,344

Poland (USD) (2%)
2,600,000	CEDC Finance Corp. International Inc. 144A, 9.125%, 12/1/16 (b)	1,846
6,750,000	Republic of Poland, 5.00%, 3/23/22	6,878
6,170,000	Republic of Poland, 6.375%, 7/15/19	6,964

		15,688

Qatar (USD) (1%)
4,170,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	4,872
3,220,000	State of Qatar 144A, 5.75%, 1/20/42 (b)	3,437

		8,309

Russia (USD) (7%)
3,580,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (b)	3,401
3,220,000	Gazprom OAO Via Gaz Capital SA, 7.288%, 8/16/37 (c) (d)	3,506
4,370,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	4,823
7,660,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (b)	7,258
3,120,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	3,459
3,955,000	Russian Foreign Bond — Eurobond, 12.75%, 6/24/28 (c)	6,961
2,872,400	Russian Foreign Bond — Eurobond, 7.50%, 3/31/30 (c)	3,411
5,570,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (c) (d)	5,960
6,410,000	Vnesheconombank Via VEB Finance PLC, 6.90%, 7/9/20 (c)	6,795

		45,574

Saudi Arabia (USD) (1%)
3,450,000	Abu Dhabi National Energy Co. 144A, 5.87%, 12/13/21 (b)	3,588
Senegal (USD) (0%)
3,000,000	Republic of Senegal 144A, 8.75%, 5/13/21 (b)	2,993
Serbia (USD) (0%)
3,240,000	Republic of Serbia 144A, 7.25%, 9/28/21 (b)	3,240
South Africa (USD) (2%)
6,600,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (b)	6,930
6,150,000	Republic of South Africa, 5.50%, 3/9/20	6,842

		13,772

South Africa (ZAR) (1%)
23,660,000	Republic of South Africa, 10.50%, 12/21/26	3,646
Sri Lanka (USD) (2%)
10,430,000	Republic of Sri Lanka 144A, 6.25%, 10/4/20 (b)	10,456
Turkey (USD) (4%)
3,790,000	Republic of Turkey, 6.25%, 9/26/22	3,923
3,180,000	Republic of Turkey, 6.87%, 3/17/36	3,315
6,210,000	Republic of Turkey, 7.00%, 6/5/20	6,885
2,990,000	Republic of Turkey, 7.375%, 2/5/25	3,379
4,200,000	Republic of Turkey, 7.50%, 11/7/19	4,788
2,770,000	Republic of Turkey, 8.00%, 2/14/34	3,258

		25,548

Ukraine (USD) (4%)
3,120,000	Metinvest BV 144A, 8.75%, 2/14/18 (b)	2,730
7,750,000	Ukraine Government International Bond, 6.58%, 11/21/16 (c)	6,839
7,760,000	Ukraine Government International Bond, 6.75%, 11/14/17 (c)	6,829
8,710,000	Ukraine Government International Bond, 7.65%, 6/11/13 (c)	8,492

		24,890

United States (GHC) (0%)
1,600,000	Citigroup Funding Inc. 144A, 13.30%, 10/2/13 (b)	949
Uruguay (USD) (1%)
2,630,000	Republic of Uruguay, 8.00%, 11/18/22	3,595
Uruguay (UYU) (2%)
124,969,529	Republic of Uruguay, 4.25%, 4/5/27	6,410
115,627,934	Republic of Uruguay, 5.00%, 9/14/18	6,509

		12,919

Principal or Shares	Security Description	Value (000)
Venezuela (USD) (6%)
4,200,000	Petroleos de Venezuela SA, 4.90%, 10/28/14	3,539
6,700,000	Petroleos de Venezuela SA, 5.37%, 4/12/27	3,534
6,280,000	Republic of Venezuela, 5.75%, 2/26/16 (c) (d)	5,197
10,950,000	Republic of Venezuela, 6.00%, 12/9/20 (c)	7,254
11,200,000	Republic of Venezuela, 7.00%, 3/31/38 (c)	7,028
10,650,000	Republic of Venezuela, 7.65%, 4/21/25	7,295
6,575,000	Republic of Venezuela, 9.25%, 9/15/27	5,112

		38,959

Total Bonds (Cost-$654,409)		670,591

Investment Company (Cost-$21,810) (3%)
21,809,724	Payden Cash Reserves Money Market Fund *	21,810

Total (Cost-$676,219) (a) (99%)		692,401
Other Assets, net of Liabilities (1%)		6,253

Net Assets (100%)		$698,654

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$26,166
Unrealized depreciation	(9,984)

Net unrealized appreciation	$16,182

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	All or a portion of these securities are on loan. At January 31, 2012, the total market value of the Fund’s securities on loan is $33,519 and the total market value of the collateral held by the Fund is $34,602. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
3/15/2012	Euro (Sell 20,542)	Royal Bank of Scotland	$26
2/16/2012	Hungarian Forint (Sell 849,500)	Morgan Stanley	38
3/13/2012	Malaysian Ringgit (Buy 21,323)	Morgan Stanley	233
4/25/2012	Philippine Peso (Buy 296,010)	Morgan Stanley	28
3/20/2012	Singapore Dollar (Buy 8,458)	Morgan Stanley	198

			$523

Liabilities:
2/27/2012	Brazilian Real (Sell 26,386)	HSBC Securities	$(512)
4/25/2012	British Pound (Sell 4,407)	Royal Bank of Scotland	(161)
3/15/2012	Euro (Sell 727)	Royal Bank of Scotland	(3)
2/1/2012	Ghanian Cedi (Sell 2,015)	Citigroup	(1)
2/16/2012	Hungarian Forint (Sell 1,097,600)	Credit Suisse	(7)
2/27/2012	Mexican New Peso (Sell 36,140)	Royal Bank of Scotland	(113)
2/28/2012	Russian Ruble (Buy 209,250)	HSBC Securities	(51)
4/25/2012	South African Rand (Sell 970)	Morgan Stanley	(2)

			$(850)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
87	U.S. Treasury 10 Year Note Future	Mar-12	$11,506	$119
64	U.S. Ultra Long Bond Future	Mar-12	10,238	(30)

				$89

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3.43%	KWCDC	Jan-17	KRW	17,213,000	$36
Barclays	9.86%	BZDIOVRA	Jul-13	BRL	81,200	76
JPMorgan	3.32%	KLIB3M	Jan-17	MYR	47,000	2

						$114

	KWCDC	KRW 3 Month Certificate of Deposit
	BZDIOVRA	Brazil Cetip Interbank Deposit Rate
	KLIB3M	Klilbor Interbank Offered Rate Fixing 3Month

Payden Emerging Markets Local Bond Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (80%)
Argentina (USD) (0%)
100,000	Republic of Argentina, 7.00%, 10/3/15	$99
Brazil (BRL) (8%)
250,000	Arcos Dorados Holdings Inc. 144A, 10.25%, 7/13/16 (b)	149
510,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14	291
340,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/15	191
350,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	193
310,000	Brazil Notas do Tesouro Nacional, 6.00%, 5/15/13	385
340,000	Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	426

		1,635

Brazil (USD) (2%)
100,000	Banco do Brasil SA/Cayman 144A, 4.50%, 1/22/15 (b)	104
150,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (b)	142
200,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/1/18 (b)	208

		454

Chile (USD) (0%)
100,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (b)	103
Colombia (COP) (3%)
250,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (b)	148
313,000,000	Republic of Colombia, 7.75%, 4/14/21	208
262,000,000	Republic of Colombia, 9.85%, 6/28/27	210

		566

Dominican Republic (USD) (1%)
200,000	Dominican Republic International Bond 144A, 7.50%, 5/6/21 (b)	206
Germany (IDR) (5%)
7,600,000,000	Deutsche Bank AG London 144A, 8.25%, 7/19/21 (b)	1,035
Ghana (GHC) (2%)
660,000	Citigroup Funding Inc., 14.99%, 10/2/13	391
Indonesia (IDR) (3%)
2,800,000,000	JPMorgan Chase Bank NA 144A, 9.50%, 7/17/31 (b)	423
2,200,000,000	JPMorgan Chase Bank NA, 10.00%, 7/18/17	304

		727

Kazakhstan (USD) (1%)
100,000	KazMunayGas National Co. 144A, 11.75%, 1/23/15 (b)	122
Korea, Republic Of (USD) (1%)
100,000	Export-Import Bank of Korea, 5.875%, 1/14/15	108
100,000	Korea Electric Power 144A, 5.50%, 7/21/14 (b)	107

		215

Luxembourg (RUB) (1%)
6,100,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 8.70%, 3/17/16	201
Malaysia (MYR) (8%)
610,000	Malaysia Government Bond, 3.74%, 2/27/15	205
1,220,000	Malaysia Government Bond, 4.01%, 9/15/17	415
1,470,000	Malaysia Government Bond, 4.37%, 11/29/19	514
1,500,000	Malaysian Government, 4.262%, 9/15/16	515

		1,649

Mexico (MXN) (5%)
2,000,000	Mexican Bonos, 10.00%, 11/20/36	201
2,500,000	Mexican Bonos, 10.00%, 12/5/24	257
2,400,000	Mexican Bonos, 7.50%, 6/3/27	201
3,565,400	Mexican Udibonos, 5.00%, 6/16/16	316
1,700,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (b)	133

		1,108

Peru (PEN) (2%)
250,000	Republic of Peru 144A, 6.90%, 8/12/37 (b)	97
460,000	Republic of Peru 144A, 7.84%, 8/12/20 (b)	196
220,000	Republic of Peru 144A, 8.20%, 8/12/26 (b)	98

		391

Peru (USD) (1%)
100,000	Corp Pesquera Inca SAC 144A, 9.00%, 2/10/17 (b)	105
Philippines (PHP) (1%)
5,000,000	Republic of Philippines, 4.95%, 1/15/21	122
Philippines (USD) (0%)
90,000	Republic of Philippines, 8.25%, 1/15/14	100
Poland (PLN) (4%)
750,000	Poland Government Bond, 5.25%, 10/25/17	233
1,260,000	Poland Government Bond, 5.50%, 10/25/19	392
940,000	Poland Government Bond, 5.75%, 9/23/22	295

		920

Qatar (USD) (1%)
100,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	105
100,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	109

		214

Russia (RUB) (2%)
10,000,000	Russian Foreign Bond — Eurobond, 7.85%, 3/10/18 (c)	343

Principal or Shares	Security Description	Value (000)
Russia (USD) (1%)
100,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	111
100,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (c)	107

		218

South Africa (ZAR) (5%)
3,350,000	Republic of South Africa, 10.50%, 12/21/26	516
2,090,000	Republic of South Africa, 6.25%, 3/31/36	205
2,000,000	Republic of South Africa, 6.75%, 3/31/21	241

		962

Thailand (THB) (8%)
9,100,000	Thailand Government Bond, 3.12%, 12/11/15	295
11,900,000	Thailand Government Bond, 3.62%, 5/22/15	392
5,800,000	Thailand Government Bond, 3.87%, 6/13/19	198
8,300,000	Thailand Government Bond, 5.12%, 3/13/18	298
11,500,000	Thailand Government Bond, 5.25%, 5/12/14	390

		1,573

Turkey (TRY) (8%)
820,000	Turkey Government Bond, 0.00%, 5/15/13	413
520,000	Turkey Government Bond, 10.00%, 4/10/13	297
320,000	Turkey Government Bond, 10.50%, 1/15/20	191
588,310	Turkey Government Bond, 4.50%, 2/11/15	342
710,000	Turkey Government Bond, 8.00%, 10/9/13	393
170,000	Turkey Government Bond, 9.00%, 1/27/16	95

		1,731

United States (IDR) (1%)
1,500,000,000	JPMorgan Chase Bank NA 144A, 8.37%, 9/17/26 (b)	206
United States (RUB) (4%)
12,100,000	JPMorgan Chase Bank NA 144A, 7.10%, 3/15/14 (b)	401
15,300,000	JPMorgan Chase Bank NA, 6.88%, 7/17/15	498

		899

Uruguay (UYU) (1%)
3,662,357	Republic of Uruguay, 5.00%, 9/14/18	206
Venezuela (USD) (1%)
130,000	Republic of Venezuela, 5.75%, 2/26/16 (c)	108

Total Bonds (Cost-$16,244)		16,609

Investment Company (Cost-$648) (3%)
647,626	Payden Cash Reserves Money Market Fund *	648

Total (Cost-$16,892) (a) (83%)		17,257
Other Assets, net of Liabilities (17%)		3,464

Net Assets (100%)		$20,721

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$414
Unrealized depreciation	(49)

Net unrealized appreciation	$365

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/27/2012	Brazilian Real (Buy 1,072)	HSBC Securities	$21
4/25/2012	Colombian Peso (Buy 560,000)	Barclays	5
3/15/2012	Euro (Sell 633)	Royal Bank of Scotland	1
2/16/2012	Hungarian Forint (Buy 196,900)	Morgan Stanley	32
3/13/2012	Malaysian Ringgit (Buy 1,696)	Morgan Stanley	19
2/27/2012	Mexican New Peso (Buy 320)	Royal Bank of Scotland	1
4/25/2012	Philippine Peso (Buy 8,180)	Morgan Stanley	1
3/12/2012	Polish Zloty (Buy 1,027)	Barclays	11
2/28/2012	Russian Ruble (Buy 8,270)	HSBC Securities	11
3/20/2012	Singapore Dollar (Buy 259)	Morgan Stanley	6
5/17/2012	Turkish Lira (Buy 577)	Morgan Stanley	17

			$125

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
4/25/2012	British Pound (Sell 129)	Royal Bank of Scotland	$(5)
2/28/2012	Russian Ruble (Buy 6,240)	HSBC Securities	(2)
4/25/2012	South African Rand (Sell 900)	Morgan Stanley	(2)

			$(9)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3.34%	KLIB3M	Jan-17	MYR	1,400	$1
Barclays	3.43%	KWCDC	Jan-17	KRW	507,000	1
Barclays	6.65%	JIBA3M	Jan-17	ZAR	11,500	3
Barclays	9.86%	BZDIOVRA	Jul-13	BRL	2,400	2
Citigroup	5.40%	MXIBTIIE	Jan-17	MXN	8,500	1
Citigroup	6.27%	MXIBTIIE	Jan-22	MXN	7,500	1
Citigroup	9.97%	BZDIOVRA	Jul-13	BRL	2,492	—
UBS Warburg	4.77%	WIBR6M	Jan-15	PLN	1,500	(1)
UBS Warburg	4.77%	WIBR6M	Jan-17	PLN	1,400	—

						$8

	KLIB3M	Klilbor Interbank Offered Rate Fixing 3Month
	KWCDC	KRW 3 Month Certificate of Deposit
	JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
	BZDIOVRA	Brazil Cetip Interbank Deposit Rate
	MXIBTIIE	Mexico Interbank TIIE 28 Day
	WIBR6M	Warsaw Interbank 6 Months Offered Rate

Payden Global Equity

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (65%)
Foreign Government (21%)
500,000	Belgium Treasury Bill, 0.00%, 2/16/12 EUR (b)	$655
70,000,000	Japan Treasury Discount Bill, 0.00%, 2/10/12 JPY (b)	918

		1,573

Foreign Government Guaranteed (10%)
60,000,000	Japan Finance Organization for Municipalities, 1.55%, 2/21/12 JPY (b)	787
U.S. Government Agency (13%)
1,000,000	FHLB Disc Note, 0.03%, 4/2/12 (c)	1,000
U.S. Treasury (21%)
350,000	U.S. Treasury Bill, 0.05%, 4/26/12 (c)	350
1,250,000	U.S. Treasury Bill, 0.11%, 10/18/12 (c) (e)	1,249

		1,599

Total Bonds (Cost-$4,971)		4,959

Exchange Traded Fund (Cost-$1,527) (22%)
5,200	DnB OBX NOK (b)	32
7,100	iShares Dow Jones Select Dividend Index Fund	382
4,700	iShares MSCI Hong Kong Index Fund (d)	80
3,300	iShares MSCI South Korea Index Fund	189
10,000	iShares MSCI Switzerland Index Fund (d)	233
18,600	Vanguard MSCI Emerging Markets ETF	787

		1,703

Investment Company (Cost-$850) (11%)
850,436	Payden Cash Reserves Money Market Fund *	850

Total (Cost-$7,348) (a) (98%)		7,512
Other Assets, net of Liabilities (2%)		121

Net Assets (100%)		$7,633

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$228
Unrealized depreciation	(64)

Net unrealized appreciation	$164

(b)	Principle in foreign currency.

(c)	Yield to maturity at time of purchase.

(d)	All or a portion of these securities are on loan. At January 31, 2012, the total market value of the Fund’s securities on loan is $100 and the total market value of the collateral held by the Fund is $106. Amounts in 000s.

(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
4/26/2012	Australian Dollar (Buy 244)	Morgan Stanley	$4
4/26/2012	Brazilian Real (Buy 117)	Morgan Stanley	—
4/26/2012	British Pound (Buy 419)	Credit Suisse	7
4/26/2012	Canadian Dollar (Buy 350)	Morgan Stanley	2

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
4/26/2012	Danish Krone (Buy 149)	Morgan Stanley	—
1/31/2012	Euro (Sell 300)	HSBC Securities	4
4/26/2012	Hong Kong Dollar (Buy 24)	Credit Suisse	—
4/26/2012	Malaysian Ringgit (Buy 58)	HSBC Securities	1
4/26/2012	Mexican New Peso (Buy 391)	Royal Bank of Scotland	—
4/26/2012	New Taiwan Dollar (Buy 3,471)	Morgan Stanley	1
4/26/2012	Singapore Dollar (Buy 62)	Royal Bank of Scotland	1
4/26/2012	Swiss Franc (Buy 8)	Royal Bank of Scotland	—

			$20

Liabilities:
4/26/2012	Euro (Sell 212)	HSBC Securities	$ (1)
4/26/2012	Japanese Yen (Sell 91,607)	Royal Bank of Scotland	(23)
4/26/2012	Norwegian Krone (Sell 346)	Morgan Stanley	—
4/26/2012	South Korean Won (Sell 76,427)	Royal Bank of Scotland	(1)
4/26/2012	Swedish Krona (Buy 577)	Morgan Stanley	(1)

			$(26)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
2	Australian SPI200 Index Future	Mar-12	$225	$3
2	CAC40 10 Euro Future	Feb-12	86	1
3	Canadian TSE 60 Index Future	Mar-12	424	16
1	DAX Index Future	Mar-12	212	21
7	FTSE 100 Index Future	Mar-12	624	26
3	MSCI Singapore IX ETS Future	Feb-12	159	1
5	MSCI Taiwan Index Future	Feb-12	134	4
20	Russell 2000 MINI Future	Mar-12	1,582	123
30	S&P 500 EMINI Future	Mar-12	1,962	84
6	Topix Index Future	Mar-12	595	11

				$290

Metzler/Payden European Emerging Markets Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Common Stock (99%)
Consumer Discretionary (3%)
60,000	Migros Ticaret AS	$461
134,000	NFI Empik Media & Fashion SA	390
785,000	Olympic Entertainment Group AS	1,175
85,000	Silvano Fashion Group AS	318
94,279	Tallinna Kaubamaja AS	636
150,000	Vistula Group SA (b)	53

		3,033

Consumer Staple (4%)
5,582,000	Albalact SA (b)	304
27,000	AmRest Holdings SE (b)	531
20,000	Cherkizovo Group OJSC (b) (c)	250
107,777	Eurocash SA	1,001
1,100	LPP SA	687
25,000	Magnit OJSC (c)	642
20,000	X5 Retail Group NV (b) (c)	440

		3,855

Energy (34%)
130,000	Eurasian Natural Resources Corp. PLC	1,417
450,000	Gazprom OAO	5,445
121,216	LUKOIL, LUK GR, EUR, Frankfurt	7,097
49,000	MOL Hungarian Oil and Gas PLC (b)	4,094
17,500	NovaTek OAO (c)	2,357
170,200	Polski Koncern Naftowy Orlen SA (b)	1,936
590,900	Rosneft Oil Co. (c)	4,355
280,000	Surgutneftegas OJSC	2,621
60,000	Tatneft	2,092

		31,414

Financial (27%)
3,146,339	Banca Transilvania	967
63,000	Bank Pekao SA	3,076
257,600	BRD-Groupe Societe Generale	869
7,000,000	Dafora SA (b)	153
100,000	Erste Group Bank AG	2,198
120,000	Halyk Savings Bank of Kazakhstan JSC (c)	654
450,000	Immoeast AG rights (b) (d)	0
120,000	Kazkommertsbank JSC (b) (c)	396
11,000	Komercni Banka AS	2,104
195,000	OTP Bank PLC	3,478
345,437	Powszechna Kasa Oszczednosci Bank Polski SA	3,730
27,000	Powszechny Zaklad Ubezpieczen SA	2,795
27,000	Raiffeisen Bank International AG	919
720,000	Sberbank of Russia	2,153
60,000	Sberbank of Russia (b)	720
275,000	VTB Bank OJSC (c)	1,286

		25,498

Industrial (8%)
2,672,100	Compa-Sibiu	362
830,000	Impexmetal SA	998
225,000	LSR Group (c)	1,073
135,000	New World Resources PLC	979
25,000	PBG SA	635
920,000	Polimex-Mostostal SA	513
20,000	Polymetal (c)	331
86,000	Ramirent OYJ	894
5,500	Rockwool International AS	523
897,048	Steppe Cement Ltd. (b)	457
1,072,721	Tallink Group PLC (b)	824

		7,589

Material (15%)
190,000	Evraz PLC (b)	1,344

Principal or Shares	Security Description	Value (000)
21,000	Grupa Kety SA	696
105,000	Kazakhmys PLC	1,882
54,000	KGHM Polska Miedz SA	2,336
120,000	Mechel	1,331
210,000	MMC Norilsk Nickel OJSC	4,034
40,000	Novopipetsk Steel OJSC (c)	986
110,000	Petropavlovsk PLC	1,313

		13,922

Technology (1%)
4,320,000	Condmag SA (b)	280
70,215	M Video OJSC	509

		789

Telecommunication (4%)
180,000	Agora SA	669
35,000	CTC Media, Inc.	351
125,000	Magyar Telekom Telecommunications PLC	297
30,000	Sistema JSFC (c)	582
18,000	Telefonica Czech Republic AS	359
100,000	Telekomunikacja Polska SA	536
295,000	TVN SA	1,028

		3,822

Utility (3%)
60,000	CEZ AS	2,426
100,000	PGE SA	635

		3,061

Total Common Stock (Cost-$97,152)		92,983

Investment Company (Cost-$204) (0%)
204,275	Payden Cash Reserves Money Market Fund *	204

Total (Cost-$97,356) (a) (99%)		93,187
Other Assets, net of Liabilities (1%)		875

Net Assets (100%)		$94,062

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$5,607
Unrealized depreciation	(9,776)

Net unrealized depreciation	$(4,169)

(b)	Non-income producing security.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Security appraised at fair value under procedures established by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
1/31/2012	British Pound (Buy 183)	BNY Mellon	$1
1/31/2012	Euro (Sell 19)	BNY Mellon	—

			$1

Liabilities:
1/31/2012	Polish Zloty (Buy 1,498)	BNY Mellon	$(3)
1/31/2012	Polish Zloty (Sell 56)	BNY Mellon	—
2/1/2012	Polish Zloty (Sell 44)	BNY Mellon	—
2/2/2012	Polish Zloty (Sell 1,034)	BNY Mellon	(3)

			$(6)

Payden/Kravitz Cash Balance Plan Fund

Schedule of Investments, Unaudited — January 31, 2012

Principal or Shares	Security Description	Value (000)
Bonds (100%)
Asset Backed (4%)
505,561	Bear Stearns Asset Backed Securities Trust, 0.87%, 8/25/34	$448
1,190,000	Capital One Multi-Asset Execution Trust, 5.05%, 2/15/16	1,254
850,000	Discover Card Master Trust, 5.65%, 12/15/15	910
541,329	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	587
400,000	Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	404
63,964	Residential Asset Mortgage Products Inc., 4.62%, 3/25/33	64
274,011	Terwin Mortgage Trust 144A, 0.65%, 1/25/35 (b)	252

		3,919

Corporate (66%)
430,000	3M Co., 1.37%, 9/29/16	438
340,000	Abbott Laboratories, 5.30%, 5/27/40	412
600,000	Abu Dhabi National Energy Co. 144A, 4.12%, 3/13/17 (b)	609
300,000	ACCO Brands Corp., 7.625%, 8/15/15	309
260,000	AES Corp., 7.75%, 3/1/14	283
232,000	Airgas Inc., 4.50%, 9/15/14	246
145,000	Alliance One International Inc., 10.00%, 7/15/16	142
400,000	Ally Financial Inc., 7.50%, 12/31/13	422
695,000	American Express Credit Corp., 5.125%, 8/25/14	756
150,000	Amsted Industries Inc. 144A, 8.12%, 3/15/18 (b)	163
465,000	Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	473
285,000	Apria Healthcare Group Inc., 12.375%, 11/1/14	286
420,000	ARAMARK Corp., 8.50%, 2/1/15	433
340,000	Arch Coal Inc., 8.75%, 8/1/16	372
520,000	Aristotle Holding Inc. 144A, 2.75%, 11/21/14 (b)	531
428,000	Avis Budget Car Rental LLC, 7.625%, 5/15/14	436
100,000	B&G Foods Inc., 7.62%, 1/15/18	108
510,000	Banco Bradesco SA/Cayman Islands 144A, 2.56%, 5/16/14 (b)	498
390,000	Banco do Brasil SA/Cayman 144A, 4.50%, 1/22/15 (b)	405
520,000	Bank of Montreal, 2.50%, 1/11/17	529
515,000	Bank of New York Mellon Corp., 1.70%, 11/24/14 (h)	524
315,000	Bank of Nova Scotia, 1.85%, 1/12/15	321
300,000	Basic Energy Services Inc., 7.125%, 4/15/16	305
390,000	Bausch & Lomb Inc., 9.875%, 11/1/15	410
240,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	252
410,000	Berry Plastics Corp., 8.25%, 11/15/15 (h)	442
675,000	Best Buy Co. Inc., 3.75%, 3/15/16	673
300,000	Boyd Gaming Corp., 6.75%, 4/15/14 (h)	296
535,000	Broadcom Corp., 2.37%, 11/1/15	556
284,000	Bumble Bee Acquisition Corp. 144A, 9.00%, 12/15/17 (b)	294
145,000	Cablevision Systems Corp., 8.625%, 9/15/17	162
300,000	Calpine Corp. 144A, 7.25%, 10/15/17 (b)	315
750,000	Canadian Imperial Bank of Commerce/Canada 144A, 1.50%, 12/12/14 (b)	762
150,000	Canadian National Resources Ltd., 4.90%, 12/1/14	166
335,000	Capital One Financial Corp., 3.15%, 7/15/16	343
330,000	Case New Holland Inc., 7.75%, 9/1/13	359
150,000	Central Garden & Pet Co., 8.25%, 3/1/18	152
305,000	Chesapeake Energy Corp., 9.50%, 2/15/15	345
810,000	Chevron Corp., 4.95%, 3/3/19 (h)	976
253,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15 (h)	264
150,000	Cincinnati Bell Inc., 8.75%, 3/15/18	145
430,000	CIT Group Inc.144A, 7.00%, 5/4/15 (b)	433
410,000	Citigroup Inc., 5.30%, 10/17/12	421
750,000	Citigroup Inc., 5.62%, 8/27/12	764
430,000	CityCenter Holdings LLC, 7.62%, 1/15/16	454
470,000	Coca-Cola Co., 0.75%, 11/15/13	473
140,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	147
360,000	Commonwealth Bank of Australia 144A, 1.28%, 3/17/14 (b)	354
300,000	Consol Energy Inc., 8.00%, 4/1/17	326
370,000	Constellation Brands Inc., 7.25%, 9/1/16	417
665,000	Corn Products International Inc., 3.20%, 11/1/15	688
160,000	Corrections Corp of America, 6.25%, 3/15/13	161
300,000	Cott Beverages Inc., 8.37%, 11/15/17	329
220,000	Cox Communications Inc., 5.45%, 12/15/14	245
400,000	Cricket Communications Inc., 7.75%, 5/15/16	426
340,000	Crown Castle International Corp., 9.00%, 1/15/15	372
600,000	CVS Caremark Corp., 5.75%, 6/1/17	709
300,000	Dean Foods Co., 7.00%, 6/1/16	303
330,000	Denbury Resources Inc., 9.75%, 3/1/16	370
415,000	Dish DBS Corp., 6.625%,10/1/14	448
345,000	Duke Energy Corp., 3.95%, 9/15/14	370
435,000	E.I. du Pont de Nemours & Co., 5.00%, 7/15/13	462
400,000	Easton-Bell Sports Inc., 9.75%, 12/1/16	444
400,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (b)	401
315,000	Exelon Corp., 4.90%, 6/15/15	344
300,000	First Data Corp., 9.875%, 9/24/15 (h)	296
350,000	FMG Resources August 2006 Pty. Ltd. 144A, 7.00%, 11/1/15 (b)	363
320,000	Ford Motor Credit Co. LLC, 8.70%, 10/1/14	363
275,000	Forest Oil Corp., 8.50%, 2/15/14	301
275,000	Frontier Communications Corp., 8.25%, 5/1/14	292
255,000	General Electric Capital Corp., 1.87%, 9/16/13	258
300,000	GenOn Energy Inc., 7.62%, 6/15/14 (h)	302

Principal or Shares	Security Description	Value (000)
350,000	Georgia Power Co., 1.30%, 9/15/13	354
490,000	Goldman Sachs Group Inc., 1.43%, 2/7/14	474
330,000	Goodyear Tire & Rubber Co., 10.50%, 5/15/16	363
890,000	Google Inc., 3.62%, 5/19/21	992
300,000	Hanesbrands Inc., 8.00%, 12/15/16	332
780,000	Harley-Davidson Financial Services Inc. 144A, 2.70%, 3/15/17 (b)	783
355,000	HCA Inc., 5.75%, 3/15/14 (h)	369
13,000	Hertz Corp., 8.875%, 1/1/14	13
300,000	Host Hotels & Resorts LP, 6.87%, 11/1/14	307
345,000	Husky Energy Inc., 5.90%, 6/15/14	379
430,000	Icahn Enterprises LP, 7.75%, 1/15/16	449
145,000	Ingles Markets Inc., 8.875%, 5/15/17	160
450,000	International Lease Finance Corp., 5.65%, 6/1/14	449
400,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	421
500,000	IPIC GMTN Ltd. 144A, 3.12%, 11/15/15 (b)	504
150,000	Jarden Corp., 7.50%, 5/1/17	162
900,000	John Deere Capital Corp., 1.25%, 12/2/14	913
535,000	Johnson & Johnson, 4.85%, 5/15/41 (h)	645
730,000	JPMorgan Chase & Co., 3.70%, 1/20/15	769
200,000	KB Home, 5.75%, 2/1/14	203
360,000	KeyCorp, 6.50%, 5/14/13	382
415,000	Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	433
310,000	Kraft Foods Inc., 5.25%, 10/1/13	330
300,000	Kroger Co., 2.20%, 1/15/17	303
435,000	Kroger Co., 3.90%, 10/1/15	473
315,000	Lamar Media Corp., 9.75%, 4/1/14	359
385,000	Landry’s Restaurant Inc., 11.625%, 12/1/15	415
460,000	Lennar Corp., 5.60%, 5/31/15	477
285,000	Level 3 Financing Inc., 9.25%, 11/1/14	294
395,000	Levi Strauss & Co., 8.875%, 4/1/16 (h)	412
315,000	Lockheed Martin Corp., 2.12%, 9/15/16 (h)	317
330,000	Masco Corp., 6.125%, 10/3/16	350
215,000	MassMutual Global Funding 144A, 1.07%, 9/27/13 (b)	215
415,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15 (h)	430
320,000	Medtronic Inc., 3.00%, 3/15/15	341
300,000	Merck & Co. Inc., 5.85%, 6/30/39	399
700,000	Merrill Lynch & Co. Inc., 6.15%, 4/25/13	728
270,000	MetLife Institutional Funding 144A, 1.48%, 4/4/14 (b)	270
200,000	MGM Resorts International, 10.37%, 5/15/14 (h)	229
540,000	Microsoft Corp., 5.30%, 2/8/41	691
600,000	Morgan Stanley, 5.30%, 3/1/13 (h)	619
150,000	National Australia Bank Ltd. 144A, 1.06%, 1/8/13 (b)	150
385,000	National Australia Bank Ltd. 144A, 1.50%, 7/25/14 (b)	383
430,000	National Rural Utilities Cooparative Finance Corp., 5.50%, 7/1/13	460
350,000	Newfield Exploration Co., 6.625%, 4/15/16	361
160,000	Nova Chemicals Corp., 8.375%, 11/1/16	178
360,000	Owens-Brockway Glass Container Inc., 7.375%, 5/15/16	405
770,000	PACCAR Financial Corp., 1.55%, 9/29/14	782
420,000	Packaging Dynamics Corp. 144A, 8.75%, 2/1/16 (b)	442
145,000	Penn National Gaming Inc., 8.75%, 8/15/19 (h)	161
140,000	Petronas Capital Ltd., 7.00%, 5/22/12 (g)	143
285,000	Pfizer Inc., 7.20%, 3/15/39	428
145,000	Pinnacle Foods Finance LLC, 10.625%, 4/1/17 (h)	154
300,000	President and Fellows of Harvard College 144A, 6.50%, 1/15/39 (b)	434
330,000	Procter & Gamble Co, 5.55%, 3/5/37	437
200,000	Prudential Financial Inc., 2.75%, 1/14/13	203
460,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	504
420,000	Qwest Communications International Inc., 7.50%, 2/15/14	423
260,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	280
395,000	RSC Equipment Rental Inc., 9.50%, 12/1/14	409
290,000	Ryder System Inc., 3.50%, 6/1/17	302
500,000	SABMiller Holdings Inc. 144A, 1.85%, 1/15/15 (b)	502
175,000	Safeway Inc., 3.40%, 12/1/16	182
650,000	Safeway Inc., 6.35%, 8/15/17	741
380,000	SandRidge Energy Inc. 144A, 9.87%, 5/15/16 (b)	410
395,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	434
430,000	Sealy Mattress Co., 8.25%, 6/15/14 (h)	404
280,000	Southern Co., 1.95%, 9/1/16	286
315,000	Springleaf Finance Corp., 5.85%, 6/1/13	291
420,000	Sprint Nextel Corp., 6.00%, 12/1/16	373
405,000	SPX Corp., 7.625%, 12/15/14	459
420,000	SUPERVALU Inc., 7.50%, 11/15/14 (h)	430
315,000	Susser Holdings LLC, 8.50%, 5/15/16	343
410,000	Targa Resources Partners LP, 8.25%, 7/1/16	435
415,000	Tesoro Corp., 6.625%, 11/1/15 (h)	426
315,000	Teva Pharmaceutical Finance III BV, 1.06%, 3/21/14	315
290,000	Time Warner Inc., 3.15%, 7/15/15	308
265,000	Toyota Motor Credit Corp., 3.20%, 6/17/15	283
420,000	Toys R US — Delaware Inc. 144A, 7.37%, 9/1/16 (b)	428
290,000	Union Bank NA, 2.12%, 12/16/13	293
905,000	United Parcel Service Inc., 3.12%, 1/15/21	978
150,000	United States Steel Corp., 7.37%, 4/1/20 (h)	153
330,000	US Bancorp, 1.37%, 9/13/13	333
465,000	USAA Capital Corp. 144A, 2.25%, 12/13/16 (b)	473
350,000	Vedanta Resources PLC 144A, 6.75%, 6/7/16 (b) (h)	312
240,000	Viacom Inc., 4.375%, 9/15/14	258
355,000	Wal-Mart Stores Inc., 5.62%, 4/15/41	449
970,000	Walt Disney Co., 0.87%, 12/1/14 (h)	977

Principal or Shares	Security Description	Value (000)
350,000	Waste Management Inc., 2.60%, 9/1/16	359
620,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	665
405,000	WellPoint Inc., 2.37%, 2/15/17 (h)	412
160,000	Westpac Banking Corp. 144A, 1.13%, 4/8/13 (b)	161
325,000	Windstream Corp., 8.125%, 8/1/13	349
190,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	191
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	170
290,000	WMG Acquisition Corp., 9.50%, 6/15/16	317
680,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (b)	696
720,000	WPX Energy Inc. 144A, 5.25%, 1/15/17 (b)	724
300,000	Wyndham Worldwide Corp., 9.87%, 5/1/14	347
300,000	XM Satellite Radio Inc. 144A, 13.00%, 8/1/13 (b)	344
430,000	Yankee Candle Co. Inc., 8.50%, 2/15/15 (h)	441

		68,948

Foreign Government (5%)
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (f)	834
200,000	Republic of Ghana, 8.50%, 10/4/17 (g)	222
900,000	Republic of Indonesia, 7.50%, 1/15/16 (g)	1,060
900,000	Republic of Philippines, 8.00%, 1/15/16	1,085
500,000	Russian Foreign Bond — Eurobond 144A, 3.62%, 4/29/15 (b)	511
480,000	State of Qatar 144A, 3.12%, 1/20/17 (b)	490
700,000	United Kingdom Gilt, 4.25%, 12/7/40 GBP (f)	1,369

		5,571

Mortgage Backed (13%)
503,883	Adjustable Rate Mortgage Trust, 3.46%, 3/25/37	231
505,593	Banc of America Mortgage Securities Inc., 2.68%, 10/20/32	478
655,629	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	667
400,000	FN 468531 ARM, 0.62%, 7/1/16	401
1,270,096	FN 725424, 5.50%, 4/1/34	1,386
1,100,000	FNMA 3.00%, 15YR TBA (c)	1,144
1,286,672	GN 734089 30YR, 4.00%, 12/15/40	1,390
500,000	Granite Master Issuer PLC, 0.71%, 12/17/54	301
497,160	Harborview Mortgage Loan Trust, 2.76%, 1/19/35	370
527,113	JP Morgan Mortgage Trust, 6.00%, 7/25/36	490
197,892	Long Beach Mortgage Loan Trust, 6.07%, 8/25/33	98
376,787	MLCC Mortgage Investors Inc., 2.06%, 2/25/36	318
386,343	Morgan Stanley Mortgage Loan Trust, 2.83%, 1/25/35	266
380,623	Morgan Stanley Mortgage Loan Trust, 5.50%, 11/25/35	360
579,894	MortgageIT Trust, 0.64%, 12/25/34	489
921,550	Prime Mortgage Trust, 5.00%, 10/25/35	841
577,220	Residential Asset Mortgage Products Inc., 6.50%, 11/25/31	578
712,992	Structured Adjustable Rate Mortgage Loan Trust, 2.55%, 8/25/34	550
69,806	Structured Adjustable Rate Mortgage Loan Trust, 2.69%, 8/25/34	62
518,427	Structured Asset Mortgage Investments Inc., 0.63%, 1/19/34	413
353,777	Structured Asset Mortgage Investments Inc., 2.17%, 10/19/34	204
299,445	Structured Asset Mortgage Investments Inc., 2.19%, 10/19/34	235
290,746	Structured Asset Mortgage Investments Inc., 4.04%, 7/25/32	286
564,031	WaMu Mortgage Pass Through Certificates, 5.18%, 7/25/37	322
872,332	WaMu Mortgage Pass Through Certificates, 5.75%, 10/25/36	656
441,293	WaMu Mortgage Pass Through Certificates, 5.83%, 9/25/36	307
1,442,990	WaMu Mortgage Pass Through Certificates, 5.93%, 10/25/36	987

		13,830

Municipal (1%)
320,000	Dallas TX, Area Rapid Transit, 5.02%, 12/1/48	370
575,000	Utah Transit Authority Sales Tax Revenue, 5.93%, 6/15/39	745

		1,115

NCUA Guaranteed (2%)
365,400	NCUA Guaranteed Notes, 0.66%, 11/6/17	365
549,920	NCUA Guaranteed Notes, 0.85%, 12/8/20	552
964,186	NCUA Guaranteed Notes, 2.65%, 10/29/20	1,015

		1,932

U.S. Government Agency (0%)
400,000	FHLMC, 0.87%, 10/28/13	404
U.S. Treasury (9%)
9,500,000	U.S. Treasury Bill, 0.07%, 7/26/12 (e) (i)	9,496

Total Bonds (Cost-$103,679)		105,215

Exchange Traded Fund (Cost-$21) (0%)
500	VelocityShares Daily 2x VIX Short Term ETN (d) (h)	9
Purchased Call Option (Cost-$211) (0%)
500	CBOE SPX Volatility Index, 25.00, 02/15/12	32
235	Market Vectors Gold Miners, 62.00, 06/16/12	51
15	S&P 500 Index, 1450.00, 12/22/12	50
530	U.S. Natural Gas Fund, 20.00, 1/19/13	1
83	U.S. Oil Fund, 38.00, 03/17/12	12

		146

Purchased Put Option (Cost-$327) (0%)
225	ECU Spot Option, 120, 09/22/12	44
210	ECU Spot Option, 126, 03/17/12	16
291	iPath S&P 500 VIX Short-Term Futures ETN, 23.00, 3/17/12	24
39	iShares IBOXX H/Y, 76.00, 3/17/12	10
270	iShares MSCI Italy Index Fund, 12.00, 03/17/12	1
130	SPDR S&P 500 ETF Trust, 116.00, 2/18/12	1
55	U.S. 30 Year Bond Future, 135.00, 02/24/12	3

		99

Investment Company (Cost-$1,897) (2%)
1,897,368	Payden Cash Reserves Money Market Fund *	1,897

Total (Cost-$106,135) (a) (102%)		107,366
Liabilities in excess of Other Assets (-2%)		(2,381)

Net Assets (100%)		$104,985

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,111
Unrealized depreciation	(880)

Net unrealized appreciation	$1,231

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	Non-income producing security.

(e)	Yield to maturity at time of purchase.

(f)	Principle in foreign currency.

(g)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(h)	All or a portion of these securities are on loan. At January 31, 2012, the total market value of the Fund’s securities on loan is $7,072 and the total market value of the collateral held by the Fund is $7,338. Amounts in 000s.

(i)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/27/2012	Brazilian Real (Buy 929)	HSBC Securities	$27
2/21/2012	Canadian Dollar (Buy 514)	RBC Capital	8
3/27/2012	Euro (Sell 1,259)	Morgan Stanley	38
2/21/2012	Japanese Yen (Buy 116,900)	Royal Bank of Scotland	19
3/13/2012	Malaysian Ringgit (Buy 2,240)	Barclays	23
3/20/2012	Singapore Dollar (Buy 1,631)	Morgan Stanley	37

			$152

Liabilities:
3/27/2012	Australian Dollar (Sell 985)	Citigroup	$(39)
2/8/2012	British Pound (Sell 860)	HSBC Securities	(14)
3/27/2012	British Pound (Sell 461)	Barclays	(6)
2/27/2012	Mexican New Peso (Sell 10,697)	Royal Bank of Scotland	(34)
2/21/2012	Swedish Krona (Sell 6,610)	State Street	(18)
3/27/2012	Swiss Franc (Sell 962)	Barclays	(36)

			$(147)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized (Depreciation) (000s)
16	Long Gilt Future	Mar-12	$(2,960)	$(18)
20	U.S. Treasury 5 Year Note Future	Mar-12	(2,481)	(29)

				$(47)

Open Credit Default Swap Contracts

Reference Obligations	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)		Value (000s)
Federal Republic of Germany, 6%, Jun-16	0.25%	RBS	Sep-16		$2,000	$53
U.S. Treasury, 0.375%, Jun-13	0.25%	RBS	Sep-16	EUR	1,000	13

						$66

Call Option Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
250	CBOE SPX Volatility Index, 25.00, 03/21/12	Mar-12	$53	$3

Put Option Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
65	SPDR S&P 500 ETF Trust, 116.00, 03/17/12	Mar-12	$3	$27

Notes to Financial Statements

1.	Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2.	Significant Accounting Policies

The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which a Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements

Notes to Financial Statements continued

are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

The Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

The Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Funds may enter into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract. The Funds and counterparties have agreed to exchange interest payments based on a notional principal amount.

The Funds may enter into credit default swap agreements. The counterparty to the agreement agrees to receive/pay the Fund an annuity premium which is based on a notional principal amount of a specific security/index. The annuity premium is paid/received by the Fund until a credit event (e.g. grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) occurs or until the agreement matures. If a credit event occurs, the Fund will receive/pay the notional amount at par and pay/receive the defaulted security or cash equivalent.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Cash Balance Plan Fund was as follows:

Written Options	Number of Contracts	Premiums

Options outstanding at October 31, 2011	—	$—
Options written	368	191,931
Options expired
Options exercised
Options closed	(53)	(142,522)

Options outstanding at January 31, 2012	315	$49,409

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended January 31, 2012 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Payden Limited Maturity	5%	0%	0%	0%
Payden Short Bond	6%	0%	0%	0%
Payden U.S. Government	0%	0%	15%	0%
Payden Core Bond	1%	0%	10%	0%
Payden Corporate Bond	0%	0%	4%	0%
Payden Global Short Bond	19%	0%	5%	0%
Payden Global Fixed Income	41%	0%	34%	0%
Payden Emerging Markets Bond	7%	0%	5%	0%
Payden Emerging Markets Local Bond	11%	0%	17%	0%
Payden Value Leaders	0%	0%	5%	0%
Payden Global Equity	3%	0%	76%	0%
Payden/Kravitz Cash Balance Plan	2%	3%	11%	0%

Notes to Financial Statements continued

TBA Sale Commitment

Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the statement of operations.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the statements of operations. The table below details the transactions of each Fund in affiliated Funds.

Fund	Value October 31, 2011	Purchases	Sales	Dividends	Value January 31, 2012

Investments in Cash Reserves Money Market Fund
Limited Maturity	$9,861,436	$209,736,775	$217,790,141	$167	$1,808,070
Short Bond	34,867,496	375,754,106	389,784,016	315	20,837,586
U.S. Government	1,830,974	37,343,907	38,530,675	32	644,206
GNMA	30,813,678	3,096,618,619	3,096,718,949	2,591	30,713,348
Core Bond	36,787,714	491,632,245	516,734,282	419	11,685,677
Corporate Bond	564,036	33,491,111	33,859,947	27	195,200
High Income	240,483,093	2,523,579,547	2,708,624,787	2,088	55,437,853
Global Short Bond	4,562,398	43,554,681	47,414,010	36	703,069
Global Fixed Income	2,834,992	104,797,988	107,409,356	77	223,624
Emerging Markets Bond	47,281,098	1,441,935,562	1,467,406,936	1,179	21,809,724
Emerging Markets Local Bond	—	93,622,690	92,975,064	88	647,626
Value Leaders	21,126,467	152,918,082	171,924,025	124	2,120,524
U.S Growth Leaders	1,006,835	12,916,519	13,778,894	10	144,460
Global Equity	1,678,669	78,817,261	79,645,494	68	850,436
MP European Emerging Markets	331,756	141,702,467	141,829,948	117	204,275
P/K Cash Balance Plan Fund	6,178,917	96,021,906	100,303,455	77	1,897,368
Investments in High Income Fund
Core Bond	$22,424,212	$720,588	$—	$435,952	$23,159,000
Corporate Bond	810,345	—	—	15,517	810,345
Global Fixed Income	9,209,831	—	2,292,655	146,236	6,850,238
Investments in Emerging Markets Bond Fund
Core Bond	$21,229,263	$756,787	$—	$337,274	$21,229,263
Investments in Emerging Markets Local Bond Fund
Core Bond	$—	$15,000,000	$—	$172,500	$15,240,000

3.	Related Party Transactions

Payden & Rygel, Metzler/Payden and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets
	Between 0—500 Million	Between 0.5—1 Billion	Between 1—2 Billion	Over 2 Billion	Expense Guarantee	Current Voluntary Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a
Global Equity	0.95%	0.95%	0.95%	0.95%	1.50%	n/a
European Emerging Markets	0.75%	0.75%	0.75%	0.75%	1.50%	n/a
Payden/Kravitz Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2013 (exclusive of interest and taxes).

Each Fund remains liable to its respective Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, High Income and Emerging Markets Bond, Emerging Markets Local Bond, Value Leaders, and Payden/Kravitz Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

Notes to Financial Statements continued

4.	Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments (Fixed income-Asset Backed, Commercial Paper, Corporate, Government, Mortgage Backed, Municipal and U.S. Government Agency, Equity-Common Stocks, Exchange Traded Funds and Investment Company).

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. The ASU is effective for fiscal years beginning after December 15, 2009 and December 15, 2010. Management adopted the portions effective for the current period and is evaluating the impact adoption will have on the Fund’s financial statement disclosures for portions effective in future periods. There were no significant transfers between levels, which required disclosure.

Table 1.

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Payden Cash Reserves Money Market
Repurchase Agreement			$275,000				$275,000
U.S. Government			244,323				244,323
U.S. Governnment Agency			149,188				149,188
Investment Company	$7,433						7,433
Payden Limited Maturity
Asset Backed			24,823				24,823
Commercial Paper			1,990				1,990
Corporate			118,161				118,161
Foreign Government			9,523				9,523
Mortgage Backed			20,849				20,849
Municipal			4,537				4,537
U.S. Government			51,324				51,324
U.S. Governnment Agency			15,491				15,491
Investment Company	1,808						1,808
Payden Short Bond
Asset Backed			29,948				29,948
Corporate			302,775				302,775
Foreign Government			11,362				11,362
Mortgage Backed			72,251				72,251
Municipal			4,349				4,349
U.S. Government			99,308				99,308
Investment Company	20,838						20,838
Payden U.S. Government
Mortgage Backed			25,278				25,278
U.S. Government			28,977				28,977
U.S. Governnment Agency			7,397				7,397
Investment Company	644						644
Payden GNMA
Mortgage Backed			1,318,450				1,318,450
U.S. Government			58,875				58,875
U.S. Governnment Agency			29,999				29,999
Investment Company	30,713						30,713
Payden Core Bond
Asset Backed			4,510				4,510
Corporate			308,932				308,932
Foreign Government			16,288				16,288
Mortgage Backed			217,326				217,326
Municipal			2,006				2,006
U.S. Government			89,482				89,482
Investment Company	71,314						71,314
Payden Corporate Bond
Corporate			35,294				35,294
Foreign Government			508				508
Preferred Stock	850						850
U.S. Government			1,000				1,000
Investment Company	1,005						1,005
Payden High Income
Corporate			995,814				995,814
Investment Company	55,438						55,438
Payden Tax Exempt Bond
Municipal			14,572				14,572
Investment Company	897						897
Payden California Municipal Income
Municipal			45,584				45,584
Investment Company	216						216
Payden Global Short Bond
Asset Backed			2,568				2,568
Corporate			47,473				47,473
Foreign Government			3,594				3,594
Mortgage Backed			10,626				10,626
U.S. Government			3,558				3,558
Investment Company	703						703
Payden Global Fixed Income
Corporate			18,668				18,668
Foreign Government			16,012				16,012
Mortgage Backed			1,240				1,240
U.S. Government			1,597				1,597
Investment Company	7,074						7,074
Payden Emerging Markets Bond
Corporate			241,108				241,108
Foreign Government			429,483				429,483
Investment Company	21,810						21,810
Payden Emerging Markets Local Bond
Corporate			1,711				1,711
Foreign Government			14,898				14,898
Investment Company	648						648

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Payden Value Leaders
Common Stock	84,259						84,259
Preferred Stock	13,106						13,106
Investment Company	2,121						2,121
Payden U.S. Growth Leaders
Common Stock	19,283						19,283
Investment Company	144						144
Payden Global Equity
Exchange Traded Funds	1,703						1,703
Foreign Government			2,360				2,360
U.S. Government			2,599				2,599
Investment Company	850						850
Metzler/Payden European Emerging Markets
Common Stock	92,983						92,983
Investment Company	204						204
Payden/Kravitz Cash Balance Plan
Asset Backed			3,919				3,919
Corporate			68,948				68,948
Exchange Traded Funds	9						9
Foreign Government			5,571				5,571
Mortgage Backed			13,830				13,830
Municipal			1,115				1,115
Option	245						245
U.S. Government			11,428				11,428
U.S. Governnment Agency			404				404
Investment Company	1,897						1,897

Table 1a.

	Other Financial Instruments †
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Payden Limited Maturity
Forward currency contracts				$(261)			$(261)
Payden Short Bond
Forward currency contracts				(703)			(703)
Payden U.S. Government
Futures	$70						70
Payden Core Bond
Forward currency contracts			$946	(703)			243
Futures		$(115)					(115)
Swaps				(3,082)			(3,082)
Payden Corporate Bond
Forward currency contracts				(5)			(5)
Futures		(7)					(7)
Payden Global Short Bond
Forward currency contracts				(290)			(290)
Futures	12						12
Payden Global Fixed Income
Forward currency contracts			138	(571)			(433)
Futures	50	(162)					(112)
Payden Emerging Markets Bond
Forward currency contracts			523	(850)			(327)
Futures	119	(30)					89
Swaps			114				114
Payden Emerging Markets Local Bond
Forward currency contracts			125	(9)			116
Swaps			9	(1)			8
Payden Global Equity
Forward currency contracts			20	(26)			(6)
Futures	290						290
Metzler/Payden European Emerging Markets
Forward currency contracts			1	(6)			(5)
Payden/Kravitz Cash Balance Plan
Forward currency contracts			152	(147)			5
Futures		(47)					(47)
Options	30						30
Swaps			66				66

†	Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Notes to Financial Statements continued

5.	Federal Income Taxes (amounts in (000s)

At January 31, 2012 net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Payden Cash Reserves Money Market	675,944	—	—	—
Payden Limited Maturity	249,635	936	2,065	(1,129)
Payden Low Duration	541,449	7,889	8,507	(618)
Payden U.S. Government	61,037	1,269	10	1,259
Payden GNMA	1,408,630	29,749	342	29,407
Payden Core Bond	691,085	24,230	5,457	18,773
Payden Corporate Bond	36,288	2,522	153	2,369
Payden High Income	1,016,711	54,621	20,080	34,541
Payden Tax Exempt Bond	14,637	834	2	832
Payden California Municipal Income	42,793	3,017	10	3,007
Payden Global Low Duration	69,887	709	2,074	(1,365)
Payden Global Fixed Income	43,430	2,160	999	1,161
Payden Emerging Markets Bond	677,122	26,166	10,887	15,279
Payden Emerging Markets Local Bond	16,943	414	100	314
Payden Value Leaders	96,415	4,392	1,321	3,071
Payden U.S. Growth Leaders	17,869	2,027	469	1,558
Payden Global Equity	7,433	228	149	79
Metzler/Payden European Emerging Markets Fund	129,549	5,607	41,969	(36,362)
Payden/Kravitz Cash Balance Plan	106,135	2,111	880	1,231

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule30a-3(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

(Registrant) The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN
JOAN A. PAYDEN
CHAIRMAN

Date 3/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN
JOAN A. PAYDEN
CHAIRMAN

Date 3/23/12

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
BRIAN W. MATTHEWS
CHIEF FINANCIAL OFFICER

Date 3/23/12